                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-242

                           IXIS Advisor Funds Trust II
               (Exact name of registrant as specified in charter)

      399 Boylston Street, Boston, Massachusetts            02116
       (Address of principal executive offices)           (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2005

Item 1. Reports to Stockholders.

                       [LOGO]

  Income Funds
  Semiannual Report
  March 31, 2005
[LOGO]


Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Massachusetts Tax Free Income Fund

Loomis Sayles Municipal Income Fund

Loomis Sayles Strategic Income Fund
TABLE OF CONTENTS

Management Discussion
and Performance........Page  1

Schedule of InvestmentsPage 17

Financial Statements...Page 39

                       LOOMIS SAYLES CORE PLUS BOND FUND

PORTFOLIO PROFILE


Objective:
Seeks a high level of current income consistent with what the fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

--------------------------------------------------------------------------------
Strategy:
Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------
Fund Inception:
November 7, 1973

--------------------------------------------------------------------------------
Managers:
Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFRX
                                 Class B NERBX
                                 Class C NECRX
                                 Class Y NERYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

Management Discussion
--------------------------------------------------------------------------------

After delivering strong returns in the fourth quarter of 2004, bonds in many market segments encountered rising interest rates in the January - March period, which depressed prices. Investment-grade corporate bonds, which were solid performers in 2004, underperformed early in 2005, while high-yield and non-U.S.-dollar issues held on to more of their gains.

For the six months ended March 31, 2005, the total return of Loomis Sayles Core Plus Bond Fund's Class A shares at net asset value was 0.63%, including $0.34 in dividends reinvested during the period. The fund's benchmark, the Lehman Aggregate Bond Index, returned 0.47% for the same period, while Morningstar's Intermediate-Term Bond category averaged a 0.40% return. At the end of March 2005, the fund's 30-day SEC yield was 3.87%.

MARKETS CAME FULL CIRCLE
Bond markets rose and then fell, leaving key segments about where they had started six months earlier. Ongoing economic expansion favored corporate sectors, and lower-rated, high-yield holdings made a strong contribution to fund results. Smaller positive returns came from Canadian issues and mortgage-backed securities. However, U.S. agency bonds were held back by political and regulatory pressures. Talk of increased inflation in the United States became widespread in the first quarter of 2005, driving some investors to reduce their exposure to fixed-income securities.

WIRELINE, CABLE AND FOOD ISSUES LED RETURNS
Cable and media bonds rose as the economy expanded, favoring consumer-related sectors. "Wirelines" (conventional, land-based telephones) saw a flurry of activity centered on the acquisition of AT&T by SBC Communications, which led to a sharp rise in the price of AT&T bonds. Qwest bonds also moved higher as the company strengthened its finances and improved operating effectiveness. Sprint bonds also moved up. Because of their low valuation and high yield, our purchase of Dean Foods - a leading producer of dairy, soy and specialty food products - benefited the fund as bonds appreciated. Bonds of Ambev Cia De Bebidas Das Ame, a Brazilian beverage company, moved higher as the markets digested news of its agreement to join forces with Interbrew of Belgium.

HEALTHCARE AND REITS LAGGED, AUTOS FACING DOWNGRADES
The portfolio's commitment to high-yielding healthcare bonds and its holdings in bonds issued by real estate investment trusts produced a minimal decline. But automotive holdings were the fund's worst performers by a wide margin. Damage was triggered by General Motors' announcement that it would fall short of key production targets and by its gloomy earnings assessment for upcoming quarters. Ford's obligations also declined as investors focused on potential production cuts. Major ratings agencies have downgraded GM, and the market expects these historically high-quality issues to be downgraded eventually into the high-yield sector.

CORPORATE AND HIGH YIELD BONDS REMAIN THE FOCUS
Between December and February we trimmed the fund's holdings of high-yield issues as yields shrank. As spreads narrowed, we have been selectively replacing some of that allocation as we find opportunities. At the end of the period, about half of the fund was invested in corporate bonds, reflecting our view that the economy will continue to expand despite continued tightening by the Federal Reserve Board. At the end of the period, high-yield bonds accounted for about 19% of the fund's total net assets, most of which were rated BB, just below investment grade. We also reduced non-U.S.-dollar commitments by taking profits in some of the fund's Canadian bonds and all its euro-denominated positions. Canada and Singapore remain the fund's largest non-U.S.-dollar allocations at the end of the period.

                       LOOMIS SAYLES CORE PLUS BOND FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                     March 31, 1995 through March 31, 2005

             Net Asset    Maximum Sales   Lehman Aggregte      Lehman U.S.
             Value /1/      Charge /2/     Bond Index /3/    Credit Index /4/
            ----------    -------------   ---------------    ----------------
 3/31/1995   $10,000         $ 9,550         $10,000             $10,000
 4/30/1995    10,197           9,738          10,140              10,169
 5/31/1995    10,647          10,168          10,532              10,648
 6/30/1995    10,741          10,258          10,609              10,744
 7/31/1995    10,683          10,203          10,586              10,696
 8/31/1995    10,873          10,383          10,713              10,869
 9/30/1995    11,008          10,513          10,818              10,998
10/31/1995    11,155          10,653          10,958              11,141
11/30/1995    11,329          10,819          11,122              11,354
12/31/1995    11,493          10,976          11,279              11,541
 1/31/1996    11,541          11,022          11,353              11,616
 2/29/1996    11,291          10,783          11,156              11,340
 3/31/1996    11,235          10,729          11,079              11,243
 4/30/1996    11,140          10,639          11,016              11,150
 5/31/1996    11,130          10,629          10,994              11,130
 6/30/1996    11,293          10,784          11,142              11,294
 7/31/1996    11,321          10,811          11,172              11,315
 8/31/1996    11,321          10,811          11,153              11,281
 9/30/1996    11,583          11,062          11,348              11,520
10/31/1996    11,878          11,343          11,599              11,834
11/30/1996    12,164          11,617          11,798              12,087
12/31/1996    12,023          11,482          11,688              11,920
 1/31/1997    12,090          11,546          11,724              11,937
 2/28/1997    12,166          11,619          11,753              11,987
 3/31/1997    11,985          11,446          11,623              11,800
 4/30/1997    12,117          11,572          11,797              11,979
 5/31/1997    12,280          11,728          11,908              12,115
 6/30/1997    12,497          11,934          12,050              12,286
 7/31/1997    12,999          12,414          12,374              12,736
 8/31/1997    12,778          12,203          12,269              12,548
 9/30/1997    13,032          12,446          12,450              12,767
10/31/1997    13,156          12,564          12,630              12,929
11/30/1997    13,217          12,622          12,689              13,002
12/31/1997    13,353          12,752          12,816              13,140
 1/31/1998    13,530          12,921          12,981              13,296
 2/28/1998    13,574          12,963          12,971              13,292
 3/31/1998    13,658          13,043          13,016              13,341
 4/30/1998    13,721          13,103          13,084              13,425
 5/31/1998    13,861          13,237          13,208              13,584
 6/30/1998    13,912          13,286          13,320              13,685
 7/31/1998    13,876          13,251          13,348              13,672
 8/31/1998    13,738          13,120          13,565              13,736
 9/30/1998    14,269          13,627          13,883              14,181
10/31/1998    14,119          13,483          13,810              13,962
11/30/1998    14,400          13,752          13,888              14,225
12/31/1998    14,423          13,774          13,930              14,267
 1/31/1999    14,579          13,923          14,029              14,408
 2/28/1999    14,284          13,641          13,784              14,066
 3/31/1999    14,481          13,830          13,861              14,165
 4/30/1999    14,596          13,939          13,905              14,207
 5/31/1999    14,279          13,636          13,783              14,017
 6/30/1999    14,187          13,549          13,739              13,943
 7/31/1999    14,132          13,496          13,680              13,866
 8/31/1999    14,076          13,442          13,673              13,833
 9/30/1999    14,314          13,669          13,832              13,983
10/31/1999    14,346          13,701          13,883              14,047
11/30/1999    14,368          13,721          13,882              14,062
12/31/1999    14,375          13,728          13,815              13,988
 1/31/2000    14,315          13,671          13,770              13,938
 2/29/2000    14,477          13,825          13,937              14,068
 3/31/2000    14,675          14,014          14,120              14,187
 4/30/2000    14,405          13,757          14,080              14,063
 5/31/2000    14,298          13,655          14,073              14,010
 6/30/2000    14,731          14,069          14,366              14,362
 7/31/2000    14,818          14,152          14,496              14,536
 8/31/2000    15,010          14,334          14,707              14,725
 9/30/2000    15,032          14,356          14,799              14,803
10/31/2000    14,946          14,274          14,897              14,817
11/30/2000    15,088          14,409          15,141              15,009
12/31/2000    15,438          14,744          15,421              15,301
 1/31/2001    15,821          15,109          15,674              15,719
 2/28/2001    15,978          15,259          15,810              15,857
 3/31/2001    15,997          15,277          15,889              15,955
 4/30/2001    15,906          15,190          15,824              15,897
 5/31/2001    16,008          15,287          15,919              16,043
 6/30/2001    16,012          15,292          15,979              16,124
 7/31/2001    16,418          15,679          16,336              16,545
 8/31/2001    16,600          15,853          16,523              16,767
 9/30/2001    16,530          15,786          16,716              16,743
10/31/2001    16,856          16,097          17,066              17,158
11/30/2001    16,745          15,991          16,830              17,009
12/31/2001    16,557          15,812          16,724              16,892
 1/31/2002    16,519          15,776          16,859              17,035
 2/28/2002    16,454          15,714          17,022              17,164
 3/31/2002    16,275          15,543          16,739              16,847
 4/30/2002    16,428          15,689          17,064              17,081
 5/31/2002    16,566          15,821          17,209              17,308
 6/30/2002    16,167          15,439          17,358              17,336
 7/31/2002    15,979          15,260          17,567              17,327
 8/31/2002    16,344          15,608          17,864              17,775
 9/30/2002    16,398          15,660          18,153              18,113
10/31/2002    16,306          15,572          18,070              17,903
11/30/2002    16,616          15,868          18,065              18,135
12/31/2002    17,028          16,261          18,439              18,670
 1/31/2003    17,123          16,352          18,454              18,731
 2/28/2003    17,370          16,588          18,710              19,105
 3/31/2003    17,420          16,636          18,695              19,119
 4/30/2003    17,681          16,886          18,850              19,473
 5/31/2003    18,033          17,222          19,201              20,087
 6/30/2003    18,062          17,249          19,163              20,038
 7/31/2003    17,442          16,658          18,519              19,183
 8/31/2003    17,610          16,817          18,642              19,333
 9/30/2003    18,117          17,302          19,135              20,009
10/31/2003    18,072          17,259          18,957              19,796
11/30/2003    18,182          17,364          19,002              19,886
12/31/2003    18,477          17,645          19,195              20,108
 1/31/2004    18,635          17,797          19,350              20,311
 2/29/2004    18,779          17,934          19,559              20,567
 3/31/2004    18,920          18,068          19,706              20,766
 4/30/2004    18,437          17,608          19,193              20,111
 5/31/2004    18,275          17,453          19,116              19,970
 6/30/2004    18,387          17,559          19,224              20,054
 7/31/2004    18,594          17,758          19,415              20,302
 8/31/2004    18,966          18,113          19,785              20,781
 9/30/2004    19,074          18,216          19,839              20,897
10/31/2004    19,282          18,415          20,005              21,100
11/30/2004    19,244          18,378          19,846              20,888
12/31/2004    19,419          18,545          20,028              21,161
 1/31/2005    19,465          18,589          20,154              21,329
 2/28/2005    19,446          18,571          20,035              21,203
 3/31/2005    19,187          18,329          19,932              20,939


Average Annual Returns -- March 31, 2005


                                6 MONTHS/7/ 1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/
CLASS A (Inception 11/7/73)
Net Asset Value/1/                 0.63%      1.45%     5.51%       6.73%
With Maximum Sales Charge/2/      -3.90      -3.13      4.55        6.25

CLASS B (Inception 9/13/93)
Net Asset Value/1/                 0.22       0.71      4.75        5.94
With CDSC/5/                      -4.67      -4.12      4.42        5.94

CLASS C (Inception 12/30/94)
Net Asset Value/1/                 0.23       0.71      4.75        5.95
With CDSC/5/                      -0.75      -0.25      4.75        5.95

CLASS Y (Inception 12/30/94)
Net Asset Value/1/                 0.76       1.70      5.96        7.09
----------------------------------------------------------------------------

COMPARATIVE PERFORMANCE          6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Lehman Aggregate Bond Index/3/     0.47%      1.15%     7.14%       7.14%
Lehman U.S. Credit Index/4/        0.20       0.84      8.10        7.67
Morningstar Int.-Term Bond Fund
  Avg./6/                          0.40       0.79      6.35        6.38

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                      % of
                   Net Assets
                     as of
CREDIT QUALITY      3/31/05
-----------------------------
Aaa                   46.7
-----------------------------
Aa                     0.3
-----------------------------
A                      4.8
-----------------------------
Baa                   26.7
-----------------------------
Ba                    15.9
-----------------------------
B                      2.6
-----------------------------
Not rated*             1.1
-----------------------------
Short term & other     1.9
-----------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                              % of
                           Net Assets
                             as of
EFFECTIVE MATURITY          3/31/05
----------------------------------------
1 year or less                 2.8
----------------------------------------
1-5 years                     51.7
----------------------------------------
5-10 years                    34.6
----------------------------------------
10+ years                     10.9
----------------------------------------
Average Effective Maturity     6.2 years
----------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt, and foreign debt that meets specific maturity, liquidity and quality requirements.
/5/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/Morningstar Intermediate-Term Bond Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.

                        LOOMIS SAYLES HIGH INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------
Strategy:
Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------
Fund Inception:
February 22, 1984

--------------------------------------------------------------------------------
Managers:
Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFHX
                                 Class B NEHBX
                                 Class C NEHCX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest-rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

Management Discussion
--------------------------------------------------------------------------------

High-yield bonds added to their record of favorable returns through most of the period, thanks to low interest rates, shrinking default rates and ongoing economic expansion. But the market's direction turned in March when inflation and rising interest rates began to preoccupy investors.

For the six months ended March 31, 2005, the total return on Loomis Sayles High Income Fund's Class A shares at net asset value was 5.25%, including $0.16 in reinvested dividends. The fund's benchmark, the Lehman High Yield Composite Index, returned 2.89% for the same period, while Morningstar's High Yield Bond category averaged 2.79%. As of March 31, 2005, the fund's 30-day SEC yield was 6.37%.

LOWER-RATED ISSUES, SUPRANATIONALS AND UTILITIES DROVE RESULTS
The fund's robust results compared to its benchmark reflect its emphasis on issues rated BBB through CCC - the rating tiers where performance was strongest. High-yield issues were especially robust in the fourth quarter of last year, mirroring the post-election rally in the stock market. The Inter-American Development Bank, a supranational organization that works to foster economic and social development in its member nations, rose dramatically thanks largely to the strength of Brazil's currency, the real. Electric and natural gas utilities contributed as these sectors rebounded from earlier lows. There were no material shifts in sector weightings or in the portfolio's sensitivity to interest rates over the period.

SELECTED ENERGY, UTILITY AND TELECOM BONDS HAD SOLID RETURNS
Although energy was not a major sector for the fund, bonds of Williams Companies rose sharply. Williams has staged a productive restructuring of its exploration, pipeline and other energy businesses and in three years has reduced its debt load by more than $4 billion. Calpine Corporation, an independent power producer serving western states and parts of Canada, rose in a strong utilities sector. And Denver-based Qwest Communications, which provides telephone and related services, boosted revenues beyond estimates and increased sales per customer through bundling of add-on services.

RETAIL, PHARMACEUTICAL AND MINING ISSUES FELL
Bonds of Saks, Inc., which operates luxury and traditional department store chains, declined as investors raised questions about the company's balance sheet. In addition, the company's high-end Saks Fifth Avenue stores are seen as vulnerable to a possible economic slowdown. Bonds of Vertex Pharmaceuticals also fell. This biotech company develops new treatments both independently and in collaboration with major drug firms, and faces the need to raise additional capital while its newer products move through various trial phases. Mining and construction company North American Energy Partners has disappointed investors by missing initial projections; possible accounting problems have also pressured the bonds.

POSITIONING FOR HIGHER RATES AND A FLATTER GROWTH CURVE
We view the cooling of the high-yield market that occurred in the first quarter as a healthy breather. There may be other dips in the course of the year, as the Federal Reserve Board continues to raise interest rates in an effort to combat inflation. However, we believe economic growth should continue at a moderate pace, giving us no reason to rethink our strong emphasis on high-yield issues. We will continue to emphasize B-rated bonds because CCC-rated issues have risen to price levels that seem to offer little further potential. Overseas, economic growth in Japan and the European Union is likely to remain sluggish. We see selective opportunities among emerging markets in Asia and Latin America. Nations rich in metals and other natural resources, including Canada, Australia and New Zealand, should continue to prosper. However, these nations' economies are vulnerable to a slowdown in China. Broader concerns include extremely high oil prices, terrorism and the still-volatile situation in Iraq.

                        LOOMIS SAYLES HIGH INCOME FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                     March 31, 1995 through March 31, 2005

             Net Asset         Maximum Sales   Lehman High Yield
             Value /1/          Charge /2/      Composite Index /3/
             ---------        -------------    -------------------
 3/31/1995    $10,000           $ 9,550             $10,000
 4/30/1995     10,198             9,739              10,254
 5/31/1995     10,387             9,919              10,542
 6/30/1995     10,374             9,907              10,609
 7/31/1995     10,553            10,078              10,743
 8/31/1995     10,560            10,085              10,777
 9/30/1995     10,614            10,136              10,909
10/31/1995     10,656            10,177              10,976
11/30/1995     10,676            10,195              11,073
12/31/1995     10,748            10,264              11,247
 1/31/1996     10,945            10,452              11,445
 2/29/1996     11,020            10,524              11,454
 3/31/1996     10,999            10,504              11,446
 4/30/1996     11,131            10,630              11,472
 5/31/1996     11,252            10,745              11,541
 6/30/1996     11,324            10,814              11,636
 7/31/1996     11,433            10,919              11,690
 8/31/1996     11,569            11,049              11,817
 9/30/1996     11,926            11,389              12,101
10/31/1996     11,900            11,364              12,194
11/30/1996     12,145            11,598              12,437
12/31/1996     12,350            11,794              12,524
 1/31/1997     12,360            11,804              12,638
 2/28/1997     12,792            12,217              12,849
 3/31/1997     12,622            12,054              12,664
 4/30/1997     12,693            12,122              12,788
 5/31/1997     13,114            12,524              13,071
 6/30/1997     13,200            12,606              13,253
 7/31/1997     13,560            12,950              13,616
 8/31/1997     13,647            13,033              13,586
 9/30/1997     14,053            13,421              13,855
10/31/1997     13,931            13,304              13,867
11/30/1997     14,118            13,483              14,000
12/31/1997     14,249            13,608              14,122
 1/31/1998     14,463            13,812              14,377
 2/28/1998     14,443            13,793              14,461
 3/31/1998     14,591            13,935              14,597
 4/30/1998     14,670            14,010              14,654
 5/31/1998     14,647            13,988              14,705
 6/30/1998     14,697            14,035              14,758
 7/31/1998     14,674            14,014              14,842
 8/31/1998     13,656            13,042              14,023
 9/30/1998     13,526            12,918              14,087
10/31/1998     13,242            12,646              13,798
11/30/1998     14,193            13,554              14,370
12/31/1998     14,004            13,374              14,386
 1/31/1999     14,319            13,675              14,600
 2/28/1999     14,410            13,761              14,514
 3/31/1999     14,643            13,984              14,652
 4/30/1999     14,958            14,285              14,936
 5/31/1999     14,591            13,935              14,734
 6/30/1999     14,551            13,896              14,702
 7/31/1999     14,492            13,840              14,761
 8/31/1999     14,266            13,624              14,598
 9/30/1999     14,174            13,536              14,493
10/31/1999     14,301            13,658              14,397
11/30/1999     14,396            13,748              14,565
12/31/1999     14,564            13,909              14,730
 1/31/2000     14,402            13,754              14,667
 2/29/2000     14,467            13,816              14,695
 3/31/2000     14,030            13,399              14,386
 4/30/2000     14,022            13,391              14,409
 5/31/2000     13,631            13,017              14,261
 6/30/2000     14,044            13,412              14,552
 7/31/2000     14,126            13,491              14,663
 8/31/2000     14,070            13,437              14,763
 9/30/2000     13,779            13,159              14,634
10/31/2000     13,091            12,502              14,165
11/30/2000     12,003            11,463              13,604
12/31/2000     12,218            11,668              13,867
 1/31/2001     13,637            13,023              14,906
 2/28/2001     13,568            12,958              15,104
 3/31/2001     12,875            12,296              14,749
 4/30/2001     12,480            11,918              14,565
 5/31/2001     12,514            11,950              14,827
 6/30/2001     11,795            11,264              14,412
 7/31/2001     12,028            11,486              14,624
 8/31/2001     11,935            11,398              14,796
 9/30/2001     10,849            10,361              13,802
10/31/2001     10,730            10,247              14,143
11/30/2001     11,077            10,579              14,659
12/31/2001     10,917            10,425              14,599
 1/31/2002     10,984            10,490              14,701
 2/28/2002     10,650            10,171              14,496
 3/31/2002     10,937            10,445              14,845
 4/30/2002     10,847            10,359              15,082
 5/31/2002     10,689            10,208              14,998
 6/30/2002      9,925             9,478              13,892
 7/31/2002      9,256             8,839              13,286
 8/31/2002      9,581             9,149              13,664
 9/30/2002      9,225             8,810              13,485
10/31/2002      9,220             8,806              13,367
11/30/2002      9,834             9,391              14,195
12/31/2002      9,951             9,503              14,394
 1/31/2003     10,162             9,704              14,873
 2/28/2003     10,304             9,840              15,056
 3/31/2003     10,570            10,094              15,490
 4/30/2003     11,181            10,677              16,409
 5/31/2003     11,376            10,864              16,578
 6/30/2003     11,622            11,099              17,055
 7/31/2003     11,391            10,878              16,867
 8/31/2003     11,511            10,993              17,061
 9/30/2003     11,889            11,354              17,528
10/31/2003     12,142            11,596              17,882
11/30/2003     12,396            11,838              18,153
12/31/2003     12,727            12,154              18,564
 1/31/2004     12,924            12,343              18,918
 2/29/2004     12,867            12,288              18,871
 3/31/2004     12,941            12,358              18,999
 4/30/2004     12,644            12,075              18,869
5/31/2004     12,317            11,763              18,550
 6/30/2004     12,583            12,017              18,816
 7/31/2004     12,685            12,114              19,072
 8/31/2004     13,031            12,445              19,446
 9/30/2004     13,212            12,618              19,728
10/31/2004     13,504            12,897              20,084
11/30/2004     13,718            13,100              20,327
12/31/2004     14,044            13,412              20,630
 1/31/2005     14,091            13,456              20,603
 2/28/2005     14,417            13,769              20,906
 3/31/2005     13,905            13,273              20,298



Average Annual Total Returns -- March 31, 2005


                                                                                SINCE
                                         6 MONTHS 1 YEAR 5 YEARS 10 YEARS/6/ INCEPTION/6/
CLASS A (Inception 2/22/84)
Net Asset Value/1/                         5.25%   7.47%  -0.18%    3.35%          --
With Maximum Sales Charge/2/               0.46    2.64   -1.10     2.87           --

CLASS B (Inception 9/20/93)
Net Asset Value/1/                         4.64    6.67   -0.92     2.61           --
With CDSC/4/                              -0.36    1.67   -1.18     2.61           --

CLASS C (Inception 3/2/98)
Net Asset Value/1/                         4.64    6.67   -0.92       --        -1.30%
With CDSC/4/                               3.64    5.67   -0.92       --        -1.30
-----------------------------------------------------------------------------------------

                                                                                SINCE
                                                                               CLASS C
COMPARATIVE PERFORMANCE                  6 MONTHS 1 YEAR 5 YEARS  10 YEARS   INCEPTION/7/
Lehman High Yield Composite Index/3/       2.89%   6.84%   7.13%    7.34%        4.82%
Morningstar High Yield Bond Fund Avg./5/   2.79    6.34    5.04     6.07         2.93

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                        % of
                     Net Assets
                       as of
CREDIT QUALITY        3/31/05
-------------------------------
Aaa                      2.8
-------------------------------
Aa                       1.0
-------------------------------
Baa                      3.0
-------------------------------
Ba                      34.2
-------------------------------
B                       26.7
-------------------------------
Caa                     15.7
-------------------------------
Ca                       1.2
-------------------------------
Not rated*              13.8
-------------------------------
Short term & other       1.6
-------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                                % of
                             Net Assets
                               as of
EFFECTIVE MATURITY            3/31/05
------------------------------------------
1 year or less                   1.5
------------------------------------------
1-5 years                       22.3
------------------------------------------
5-10 years                      34.4
------------------------------------------
10+ years                       41.8
------------------------------------------
Average Effective Maturity      12.2 years
------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.
/4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/Morningstar High Yield Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers, without which performance would have been lower.
/7/The since-inception comparative performance figures shown for Class C shares are calculated from 3/31/98.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

PORTFOLIO PROFILE


Objective:
Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------
Fund Inception:
January 3, 1989

--------------------------------------------------------------------------------
Managers:
John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFLX
                                 Class B NELBX
                                 Class C NECLX
                                 Class Y NELYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Securities issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

Management Discussion
--------------------------------------------------------------------------------

High-quality bonds with shorter maturities, normally a defensive haven for investors, failed to perform as well as lower-quality, longer-term bonds during most of the six-month period ended March 31, 2005. Rising interest rates sent bond prices down, while demand from investors seeking income supported prices of higher-yielding bonds.

Loomis Sayles Limited Term Government and Agency Fund's total return for the first half of its fiscal year was -0.16% based on the net asset value of Class A shares and $0.16 in dividends reinvested. The fund had a slight edge over its benchmark, the Lehman 1-5 Year Government Bond Index, which had a total return of -0.49% for the period, while the average return on the funds in Morningstar's Short Government category was -0.13%. The fund's 30-day SEC yield was 3.12% at the end of March 2005.

MORTGAGE-BACKED SECURITIES PROVIDED YIELD ADVANTAGE
As the Federal Reserve Board's systematic rate-hike program raised short-term rates, bond prices in that market segment declined. Mortgage-backed securities typically offer a higher payout than Treasury securities because they are regarded as riskier, and the yield advantage they provided helped to offset some of the negative effects of declining bond prices. The fund's relative performance also benefited because it had a smaller portion of assets in lower-yielding U.S. Treasury securities than the benchmark.

PORTFOLIO MAINTAINING A "BARBELL" CONFIGURATION
Both long- and short-term interest rates generally move in the same direction over time, but the Fed can only directly control the federal funds rate, which has the strongest effect on other short rates. Since the Fed started raising rates last June, long rates have remained relatively stable. When long and short rates come together, a pattern known as a flattened yield curve is created. In this environment, we have been maintaining the portfolio in a "barbell" configuration, with assets clustered at both the shorter and longer end of the yield curve. A barbelled portfolio generally outperforms in a flattening yield-curve environment.

DURATION IS NEUTRAL, MORTGAGES ARE TRIMMED DOWN
The fund currently has a duration - a measure of a portfolio's sensitivity to changing bond prices - that is similar to its benchmark and peer groups. We expect interest rates to continue to rise through the end of 2005, but at a modest pace. Usually in a rising interest-rate environment, prices on securities with longer maturities will decline more than shorter issues, but this is likely to be at least partially offset by the yield advantage of longer maturity securities.

We also gradually reduced the fund's position in mortgage-backed securities. Although we believe there are still opportunities in this sector, they may be more limited at this stage in the market cycle given the relative price appreciation that has already taken place.

MARKET SHIFT MAY BE UNDERWAY
As the fiscal period drew to a close, increased concerns about the inflationary pressures of high prices for oil and other commodities began to cause interest rates to rise. For most sectors of the bond market, we believe yield spreads are likely to widen modestly in fits and starts throughout 2005, leading to less generous returns than in recent years. Rising rates could mean lackluster returns for Treasuries. However, we view the recent shift in the market as healthy, and our forecast for economic growth, profits and credit quality remains positive.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                   March 31, 1995 through March 31, 2005

                                          Lehman Int.      Lehman 1-5 Year
             Net Asset   Maximum Sales   Government Bond   Government Bond
             Value (1)     Charge (2)       Index (3)         Index (4)
             ---------   -------------   ---------------   ---------------
 3/31/1995    $10,000      $ 9,700         $10,000             $10,000
 4/30/1995     10,099        9,796          10,116              10,103
 5/31/1995     10,382       10,070          10,401              10,334
 6/30/1995     10,427       10,115          10,467              10,394
 7/31/1995     10,422       10,110          10,472              10,418
 8/31/1995     10,514       10,199          10,559              10,490
 9/30/1995     10,579       10,262          10,630              10,549
10/31/1995     10,725       10,403          10,746              10,650
11/30/1995     10,854       10,528          10,877              10,761
12/31/1995     10,968       10,639          10,985              10,853
 1/31/1996     11,028       10,697          11,077              10,950
 2/29/1996     10,896       10,569          10,960              10,876
 3/31/1996     10,827       10,502          10,910              10,843
 4/30/1996     10,799       10,475          10,878              10,834
 5/31/1996     10,762       10,439          10,873              10,842
 6/30/1996     10,846       10,521          10,983              10,936
 7/31/1996     10,870       10,544          11,017              10,975
 8/31/1996     10,866       10,540          11,030              11,003
 9/30/1996     11,004       10,674          11,172              11,122
10/31/1996     11,181       10,845          11,355              11,274
11/30/1996     11,321       10,981          11,492              11,380
12/31/1996     11,230       10,893          11,431              11,352
 1/31/1997     11,277       10,939          11,475              11,403
 2/28/1997     11,292       10,953          11,493              11,425
 3/31/1997     11,233       10,896          11,428              11,391
 4/30/1997     11,332       10,992          11,557              11,500
 5/31/1997     11,401       11,059          11,647              11,583
 6/30/1997     11,511       11,165          11,746              11,672
 7/31/1997     11,701       11,350          11,963              11,840
 8/31/1997     11,681       11,330          11,917              11,827
 9/30/1997     11,802       11,448          12,047              11,934
10/31/1997     11,934       11,576          12,187              12,046
11/30/1997     11,955       11,596          12,214              12,070
12/31/1997     12,045       11,684          12,313              12,159
 1/31/1998     12,220       11,854          12,474              12,299
 2/28/1998     12,192       11,826          12,461              12,297
 3/31/1998     12,171       11,806          12,500              12,339
 4/30/1998     12,219       11,852          12,559              12,398
 5/31/1998     12,298       11,929          12,646              12,472
 6/30/1998     12,388       12,016          12,731              12,543
 7/31/1998     12,404       12,032          12,780              12,597
 8/31/1998     12,603       12,224          13,021              12,790
 9/30/1998     12,963       12,574          13,325              13,023
10/31/1998     12,837       12,452          13,347              13,074
11/30/1998     12,797       12,413          13,306              13,045
12/31/1998     12,824       12,440          13,358              13,090
 1/31/1999     12,894       12,507          13,418              13,146
 2/28/1999     12,745       12,363          13,234              13,035
 3/31/1999     12,805       12,421          13,322              13,126
 4/30/1999     12,842       12,457          13,358              13,164
 5/31/1999     12,746       12,364          13,276              13,121
 6/30/1999     12,663       12,283          13,295              13,157
 7/31/1999     12,602       12,224          13,297              13,179
 8/31/1999     12,597       12,219          13,315              13,211
 9/30/1999     12,741       12,359          13,430              13,311
10/31/1999     12,765       12,382          13,456              13,341
11/30/1999     12,778       12,395          13,466              13,358
12/31/1999     12,737       12,355          13,423              13,346
 1/31/2000     12,682       12,302          13,378              13,320
 2/29/2000     12,795       12,411          13,489              13,420
 3/31/2000     12,954       12,565          13,643              13,527
 4/30/2000     12,912       12,525          13,637              13,544
 5/31/2000     12,919       12,531          13,674              13,589
 6/30/2000     13,104       12,710          13,891              13,767
 7/31/2000     13,169       12,774          13,983              13,857
 8/31/2000     13,307       12,908          14,140              13,983
 9/30/2000     13,410       13,007          14,264              14,104
10/31/2000     13,458       13,054          14,361              14,187
11/30/2000     13,641       13,232          14,572              14,351
12/31/2000     13,801       13,387          14,829              14,560
 1/31/2001     13,976       13,557          15,026              14,759
 2/28/2001     14,081       13,658          15,165              14,870
 3/31/2001     14,169       13,744          15,274              14,988
 4/30/2001     14,141       13,717          15,226              14,998
 5/31/2001     14,212       13,785          15,289              15,072
 6/30/2001     14,222       13,795          15,338              15,123
 7/31/2001     14,486       14,052          15,624              15,344
 8/31/2001     14,582       14,144          15,763              15,459
 9/30/2001     14,811       14,367          16,099              15,760
10/31/2001     15,033       14,582          16,351              15,949
11/30/2001     14,838       14,392          16,155              15,844
12/31/2001     14,747       14,305          16,077              15,819
 1/31/2002     14,825       14,380          16,147              15,869
 2/28/2002     14,972       14,523          16,280              15,972
 3/31/2002     14,756       14,314          16,035              15,806
 4/30/2002     15,026       14,576          16,335              16,043
 5/31/2002     15,129       14,675          16,449              16,133
 6/30/2002     15,280       14,822          16,654              16,302
 7/31/2002     15,498       15,033          16,968              16,555
 8/31/2002     15,650       15,181          17,162              16,672
 9/30/2002     15,791       15,317          17,457              16,874
10/31/2002     15,826       15,351          17,445              16,902
11/30/2002     15,753       15,281          17,307              16,809
12/31/2002     15,950       15,472          17,627              17,035
 1/31/2003     15,942       15,464          17,588              17,019
 2/28/2003     16,081       15,598          17,787              17,143
 3/31/2003     16,069       15,587          17,790              17,169
 4/30/2003     16,097       15,614          17,840              17,208
 5/31/2003     16,195       15,709          18,120              17,360
 6/30/2003     16,166       15,681          18,091              17,367
 7/31/2003     15,830       15,355          17,652              17,137
 8/31/2003     15,882       15,405          17,683              17,145
 9/30/2003     16,145       15,661          18,067              17,405
10/31/2003     16,032       15,551          17,889              17,289
11/30/2003     16,076       15,593          17,891              17,282
12/31/2003     16,188       15,703          18,030              17,403
 1/31/2004     16,258       15,770          18,128              17,465
 2/29/2004     16,383       15,892          18,301              17,595
 3/31/2004     16,445       15,952          18,428              17,684
 4/30/2004     16,149       15,665          18,016              17,403
 5/31/2004     16,096       15,613          17,958              17,366
 6/30/2004     16,157       15,672          18,004              17,385
 7/31/2004     16,248       15,760          18,134              17,478
 8/31/2004     16,452       15,959          18,404              17,667
 9/30/2004     16,447       15,954          18,411              17,659
10/31/2004     16,533       16,037          18,524              17,740
11/30/2004     16,459       15,965          18,351              17,613
12/31/2004     16,513       16,018          18,451              17,672
 1/31/2005     16,536       16,040          18,475              17,666
 2/28/2005     16,472       15,977          18,372              17,596
 3/31/2005     16,421       15,929          18,326              17,573



Average Annual Total Returns -- March 31, 2005


                                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 1/3/89)
Net Asset Value/1/                    -0.16%  -0.15%  4.86%    5.08%
With Maximum Sales Charge/2/          -3.15   -3.18   4.23     4.77

CLASS B (Inception 9/27/93)
Net Asset Value/1/                    -0.53   -0.87   4.16     4.39
With CDSC/5/                          -5.45   -5.71   3.81     4.39

CLASS C (Inception 12/30/94)
Net Asset Value/1/                    -0.62   -0.96   4.17     4.40
With CDSC/5/                          -1.60   -1.92   4.17     4.40

CLASS Y (Inception 3/31/94)/7/
Net Asset Value/1/                    -0.13   -0.07   5.21     5.45
---------------------------------------------------------------------

COMPARATIVE PERFORMANCE              6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Lehman 1-5 Yr Gov't Bond Index/4/     -0.49%  -0.63%  5.37%    5.80%
Lehman Int. Gov't Bond Index/3/       -0.46   -0.55   6.08     6.24
Morningstar Short Gov't Fund Avg./6/  -0.13   -0.26   4.67     5.13

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                              % of
                           Net Assets
                             as of
FUND COMPOSITION            3/31/05
----------------------------------------
Treasuries                    50.8
----------------------------------------
Mortgage Related              33.5
----------------------------------------
Government Agencies           10.3
----------------------------------------
Asset Backed Securities        4.1
----------------------------------------
Short Term Investments         1.3
----------------------------------------

                              % of
                           Net Assets
                             as of
EFFECTIVE MATURITY          3/31/05
----------------------------------------
1 year or less                10.6
----------------------------------------
1-5 years                     73.7
----------------------------------------
5-10 years                    12.1
----------------------------------------
10+ years                      3.6
----------------------------------------
Average Effective Maturity     3.3 years
----------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/Includes the maximum sales charge of 3.00%.
/3/Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies, with maturities between one and ten years.
/4/Lehman 1-5 Year Government Bond Index is an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies, with maturities between 1 and 5 years.
/5/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/Morningstar Short Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.
 Note: Lehman 1-5 Year Government Bond Index replaces the Lehman Intermediate Government Bond Index because IXIS Advisors believes it is more representative of the types of securities in which the fund can invest.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------
Strategy:
Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------
Inception Date:
March 23, 1984

--------------------------------------------------------------------------------
Manager:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------

Symbols:

                                 Class A NEFMX
                                 Class B NEMBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Capital gains are fully taxable.

Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Massachusetts Tax Free Income Fund outperformed its benchmark during the six months ended March 31, 2005, despite its relatively long maturity structure and the overall increase in interest rates during the period. However, the state as a whole was weaker than others in part because a large number of new issues diluted demand.

The fund provided a total return of 1.30% based on the net asset value of Class A shares and $0.30 in dividends reinvested during the six-month fiscal period. The fund's benchmark, Lehman Municipal Bond Index, returned 1.21%, while the average return on Morningstar's Muni Massachusetts category was 0.54% for the period. The fund's 30-day SEC yield at the end of March 2005 was 3.05%, equivalent to 4.96% adjusted for the combined maximum federal and Massachusetts income tax rates of 38.45%.

HIGHER EDUCATION AND HEALTHCARE BONDS CONTINUE TO BE BEST PERFORMING SECTORS As was true during the previous fiscal year, higher yields available in the healthcare and higher education sectors drove performance. For example, Massachusetts Development Finance Agency for Mount Holyoke College performed well because its high coupon and longer maturity structure were in demand. Massachusetts Health and Educational Facilities Authority for Nichols College also performed well, as investors bid up the price of this lower investment-grade issue.

ONE PRE-REFUNDED ISSUE CONTRIBUTED CAPITAL APPRECIATION
Massachusetts Bay Transportation Authority bonds were pre-refunded in March, increasing the price of the bonds and making them the best performing individual issue in the portfolio. When a bond is pre-refunded, the issuer refinances the existing, higher-coupon bond by issuing new bonds at lower interest rates. The proceeds of the older issue are invested in high-quality paper, usually U.S. Treasury securities. The bonds then mature at the older bond's first call date, when bondholders are paid off. While pre-refunding interrupts the fund's income stream, the bonds' quality ratings effectively rise, lifting their price.

HOLDINGS WITH SHORTER MATURITIES WERE WEAK
Two weaker issues both had shorter maturities. These were Massachusetts Health and Educational Facilities for Dana Farber Cancer Project bonds, which we sold, and Broward County Florida Resources Recovery for Wheelabrator South project. We took advantage of the fund's ability to invest a portion of assets out of state to capture some attractively valued, higher-yielding issues, including these Broward County bonds.

OUTLOOK IS FOR SUPPORT IN THE LONG END OF THE MUNICIPAL YIELD CURVE
During the past nine months, the Federal Reserve Board has pursued a policy of gradually raising the federal funds rate - the only rate over which the Fed has direct control. However, for most of that time, short-term rates rose while long rates remained relatively stable, narrowing the spread between the two rates to a point that seemed unsustainable. Recently, as investors became concerned about the inflationary implications of the rising price of oil and other commodities, long rates began to edge upward. Yield spreads began to widen across most bond market sectors.

We believe the Federal Reserve Board will continue to raise rates gradually during the balance of 2005. We also expect yields on long bonds to continue to move higher, though by a smaller amount. We view the widening of yield spreads that affected most bond market sectors in the past few months as a healthy correction, and our forecast for economic growth and credit quality remains positive. However, we expect the markets to move in modest fits and starts throughout the year. Generating the best returns will take hard work and attention to detail.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 Net Asset      Maximum Sales      Lehman Municipal
                 Value (1)        Charge (2)         Bond Index (3)
                 ---------      -------------      ----------------
 3/31/1995        $10,000         $ 9,575             $10,000
 4/30/1995         10,016           9,590              10,012
 5/31/1995         10,333           9,893              10,331
 6/30/1995         10,172           9,740              10,241
 7/31/1995         10,244           9,808              10,338
 8/31/1995         10,365           9,925              10,469
 9/30/1995         10,437           9,993              10,535
10/31/1995         10,612          10,161              10,688
11/30/1995         10,820          10,360              10,866
12/31/1995         10,957          10,491              10,970
 1/31/1996         10,992          10,525              11,053
 2/29/1996         10,882          10,419              10,978
 3/31/1996         10,746          10,289              10,838
 4/30/1996         10,715          10,259              10,807
 5/31/1996         10,730          10,274              10,803
 6/30/1996         10,832          10,371              10,921
 7/31/1996         10,913          10,449              11,020
 8/31/1996         10,907          10,444              11,017
 9/30/1996         11,077          10,607              11,171
10/31/1996         11,194          10,718              11,298
11/30/1996         11,386          10,902              11,505
12/31/1996         11,311          10,830              11,456
 1/31/1997         11,332          10,850              11,478
 2/28/1997         11,440          10,954              11,583
 3/31/1997         11,311          10,830              11,429
 4/30/1997         11,403          10,918              11,524
 5/31/1997         11,565          11,073              11,698
 6/30/1997         11,685          11,188              11,822
 7/31/1997         12,018          11,507              12,150
 8/31/1997         11,906          11,400              12,036
 9/30/1997         12,064          11,552              12,179
10/31/1997         12,124          11,608              12,257
11/30/1997         12,196          11,678              12,329
12/31/1997         12,365          11,839              12,509
 1/31/1998         12,465          11,935              12,638
 2/28/1998         12,447          11,918              12,642
 3/31/1998         12,412          11,885              12,653
 4/30/1998         12,369          11,843              12,596
 5/31/1998         12,560          12,026              12,795
 6/30/1998         12,603          12,068              12,846
 7/31/1998         12,611          12,075              12,878
 8/31/1998         12,812          12,267              13,077
 9/30/1998         12,954          12,403              13,240
10/31/1998         12,901          12,352              13,240
11/30/1998         12,923          12,373              13,286
12/31/1998         12,972          12,420              13,320
 1/31/1999         13,121          12,563              13,478
 2/28/1999         13,061          12,505              13,419
 3/31/1999         13,045          12,490              13,438
 4/30/1999         13,084          12,528              13,471
 5/31/1999         12,999          12,446              13,393
 6/30/1999         12,787          12,244              13,201
 7/31/1999         12,832          12,286              13,249
 8/31/1999         12,650          12,112              13,142
 9/30/1999         12,612          12,076              13,148
10/31/1999         12,435          11,907              13,005
11/30/1999         12,544          12,011              13,144
12/31/1999         12,435          11,907              13,046
 1/31/2000         12,333          11,809              12,989
 2/29/2000         12,486          11,956              13,140
 3/31/2000         12,720          12,179              13,427
 4/30/2000         12,663          12,124              13,348
 5/31/2000         12,613          12,077              13,278
 6/30/2000         12,867          12,320              13,630
 7/31/2000         13,030          12,476              13,820
 8/31/2000         13,193          12,632              14,033
 9/30/2000         13,140          12,582              13,960
10/31/2000         13,247          12,684              14,112
11/30/2000         13,302          12,737              14,219
12/31/2000         13,586          13,008              14,570
 1/31/2001         13,633          13,054              14,714
 2/28/2001         13,681          13,099              14,761
 3/31/2001         13,677          13,096              14,893
 4/30/2001         13,536          12,961              14,732
 5/31/2001         13,667          13,086              14,891
 6/30/2001         13,764          13,179              14,990
 7/31/2001         13,973          13,380              15,212
 8/31/2001         14,236          13,631              15,463
 9/30/2001         14,156          13,555              15,411
10/31/2001         14,288          13,681              15,595
11/30/2001         14,182          13,580              15,463
12/31/2001         14,022          13,426              15,317
 1/31/2002         14,101          13,501              15,583
 2/28/2002         14,260          13,654              15,770
 3/31/2002         13,998          13,403              15,461
 4/30/2002         14,254          13,648              15,763
 5/31/2002         14,365          13,754              15,859
 6/30/2002         14,532          13,914              16,027
 7/31/2002         14,716          14,091              16,233
 8/31/2002         14,896          14,263              16,428
 9/30/2002         15,231          14,584              16,788
10/31/2002         14,954          14,318              16,510
11/30/2002         14,859          14,228              16,441
12/31/2002         15,157          14,512              16,788
 1/31/2003         15,125          14,482              16,745
 2/28/2003         15,362          14,709              16,980
 3/31/2003         15,376          14,723              16,990
 4/30/2003         15,474          14,817              17,102
 5/31/2003         15,871          15,196              17,502
 6/30/2003         15,799          15,128              17,428
 7/31/2003         15,114          14,471              16,818
 8/31/2003         15,212          14,565              16,944
 9/30/2003         15,624          14,960              17,442
10/31/2003         15,599          14,936              17,354
11/30/2003         15,772          15,102              17,535
12/31/2003         15,919          15,242              17,680
 1/31/2004         16,027          15,346              17,781
 2/29/2004         16,263          15,571              18,049
 3/31/2004         16,225          15,536              17,986
 4/30/2004         15,789          15,118              17,560
 5/31/2004         15,719          15,051              17,496
 6/30/2004         15,738          15,069              17,560
 7/31/2004         15,963          15,285              17,791
 8/31/2004         16,276          15,584              18,148
 9/30/2004         16,385          15,689              18,244
10/31/2004         16,533          15,830              18,401
11/30/2004         16,364          15,669              18,249
12/31/2004         16,582          15,877              18,472
 1/31/2005         16,781          16,067              18,645
 2/28/2005         16,712          16,002              18,583
 3/31/2005         16,610          15,905              18,465



Average Annual Total Returns -- March 31, 2005


                                    6 MONTHS 1 YEAR 5 YEARS/5/ 10 YEARS/5/
CLASS A (Inception 3/23/84)
Net Asset Value/1/                    1.30%   2.30%   5.48%       5.21%
With Maximum Sales Charge/2/         -3.03   -2.04    4.57        4.75

CLASS B (Inception 9/13/93)
Net Asset Value/1/                    0.98    1.62    4.78        4.52
With CDSC/4/                         -3.99   -3.32    4.45        4.52
--------------------------------------------------------------------------

COMPARATIVE PERFORMANCE             6 MONTHS 1 YEAR  5 YEARS    10 YEARS
Lehman Municipal Bond Index/3/        1.21%   2.67%   6.58%       6.33%
Morningstar Muni Massachusetts Fund
  Avg./6/                             0.54    1.60    5.67        5.25

Yields as of March 31, 2005


                            CLASS A CLASS B
SEC 30-day Yield/7/          3.05%   2.43%
Taxable Equivalent Yield/8/  4.96    3.95

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                        % of
                     Net Assets
                       as of
CREDIT QUALITY        3/31/05
-------------------------------
Aaa                     35.2
-------------------------------
Aa                      28.9
-------------------------------
A                       19.6
-------------------------------
Baa                      9.6
-------------------------------
Not rated*               3.7
-------------------------------
Short term & other       3.0
-------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                                % of
                             Net Assets
                               as of
EFFECTIVE MATURITY            3/31/05
------------------------------------------
1 year or less                   2.4
------------------------------------------
1-5 years                        7.8
------------------------------------------
5-10 years                      77.4
------------------------------------------
10+ years                       12.4
------------------------------------------
Average Effective Maturity       7.9 years
------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.25%.
/3/Lehman Municipal Bond Index is an unmanaged index of municipal bonds. /4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%.
/5/Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/Morningstar Muni Massachusetts Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in municipal securities that pay interest exempt from federal income tax

--------------------------------------------------------------------------------
Fund Inception:
May 9, 1977

--------------------------------------------------------------------------------
Managers:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFTX
                                 Class B NETBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum
Tax (AMT). Lower-rated bonds offer higher risks.

Management Discussion
--------------------------------------------------------------------------------

Yields on short-term bonds continued to move higher during the six months ended March 31, 2005, but yields are still at historical lows, and rising rates caused bond prices to decline, cutting into total returns. Higher-yielding bonds were the best performers.

Loomis Sayles Municipal Income Fund provided a total return of 1.15% based on the net asset value of Class A shares and $0.14 in dividends reinvested during the six months ended March 31, 2005. This was slightly below the 1.21% return on the broad-based Lehman Municipal Bond Index and slightly better than the 1.01% average return on the funds in Morningstar's Muni National Long category. The fund's 30-day SEC yield at the end of March 2005 was 3.23%, equivalent to 4.96% adjusted for the maximum federal income tax rate of 35.00%.

HIGHER-YIELDING BONDS PROVIDED PERFORMANCE ADVANTAGES
While bond prices as a whole tended to slide during the fiscal period, investors hungry for income continued to bid on lower-rated and unrated issues, supporting prices in these sectors. The fund's portfolio continues to feature industrial development bonds and resource recovery bonds because they offer a yield advantage over lower-yielding, higher-rated issues. The fund's best performing positions included bonds issued for Adventist Health System in Highlands County, Florida, and bonds issued for a school district in Greenville County, South Carolina - School District Building Equity Sooner Tomorrow. Both these issues benefited from their longer maturity structure as well as recent rating upgrades.

INCREASED SUPPLY DIMINISHED ATTRACTIVENESS OF SOME ISSUES
The fund's emphasis on municipal bonds issued in California and New York were positives, although not as much as we had expected. Both states came to market with sizable deals, increasing supply and diluting demand. Examples of weaker performing bonds included Endowment bonds issued for California Statewide Communities Development Authority, and New York City Municipal Water Finance Authority bonds. Environmental Improvement bonds issued for Louisiana's DeSoto Parish also underperformed, largely because they came to market in November when prices were at a high. Heavier issuance also diminished the attractiveness of the fund's Massachusetts bonds, although performance in this state was also impacted by the way in which the individual bonds were structured.

FUND MOVING GRADUALLY TO A LESS DEFENSIVE STRUCTURE
The weakest performers in the fund's portfolio were bonds with maturities in the four- to ten-year area of the yield curve. During the past 12 months, we had been shortening the fund's maturity structure as a defensive measure, in anticipation of higher interest rates, and this detracted from its results as longer-term rates remained relatively stable. However, the spread - or difference in yields - between long- and short-term rates had narrowed to a point where it seemed only a matter of time before long-term rates would follow short rates up. In addition, such inflationary pressures as the rising price of oil and other commodities recently seemed to undermine investors' comfort level with higher-yielding bonds.

Consequently, our strategy shifted as the quarter drew to a close. We began slowly extending the fund's maturity, seeking higher-yielding bonds to add to current income. We believe the Federal Reserve Board will do what it said it would do and raise rates gradually during the balance of 2005. We also expect yields on long bonds to continue to move higher, though by a smaller amount. We view the widening of yield spreads that affected most bond market sectors in the past few months as a healthy correction, and our forecast for economic growth and credit quality remains positive. However, we expect the markets to move in modest fits and starts throughout the year. Generating the best returns will take hard work and attention to detail.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                 March 31, 1995 through March 31, 2005

                   Net Asset     Maximum Sales      Lehman Municipal
                   Value (1)       Charge (2)        Bond Index (3)
                   ---------       ----------        --------------
 3/31/1995          $10,000         $ 9,550             $10,000
 4/30/1995          10,019            9,568              10,012
 5/31/1995          10,299            9,835              10,331
 6/30/1995          10,167            9,709              10,241
 7/31/1995          10,255            9,794              10,338
 8/31/1995          10,330            9,865              10,469
 9/30/1995          10,405            9,937              10,535
10/31/1995          10,551           10,076              10,688
11/30/1995          10,726           10,244              10,866
12/31/1995          10,809           10,322              10,970
 1/31/1996          10,894           10,404              11,053
 2/29/1996          10,829           10,342              10,978
 3/31/1996          10,705           10,224              10,838
 4/30/1996          10,682           10,201              10,807
 5/31/1996          10,673           10,193              10,803
 6/30/1996          10,795           10,309              10,921
 7/31/1996          10,874           10,384              11,020
 8/31/1996          10,865           10,376              11,017
 9/30/1996          11,048           10,550              11,171
10/31/1996          11,172           10,670              11,298
11/30/1996          11,342           10,832              11,505
12/31/1996          11,308           10,799              11,456
 1/31/1997          11,320           10,810              11,478
 2/28/1997          11,420           10,906              11,583
 3/31/1997          11,275           10,768              11,429
 4/30/1997          11,358           10,847              11,524
 5/31/1997          11,486           10,969              11,698
 6/30/1997          11,646           11,122              11,822
 7/31/1997          11,960           11,422              12,150
 8/31/1997          11,888           11,353              12,036
 9/30/1997          11,988           11,449              12,179
10/31/1997          12,072           11,529              12,257
11/30/1997          12,109           11,565              12,329
12/31/1997          12,277           11,724              12,509
 1/31/1998          12,429           11,870              12,638
 2/28/1998          12,466           11,905              12,642
 3/31/1998          12,485           11,923              12,653
 4/30/1998          12,426           11,867              12,596
 5/31/1998          12,560           11,995              12,795
 6/30/1998          12,613           12,045              12,846
 7/31/1998          12,635           12,066              12,878
 8/31/1998          12,803           12,226              13,077
 9/30/1998          12,906           12,325              13,240
10/31/1998          12,862           12,284              13,240
11/30/1998          12,916           12,335              13,286
12/31/1998          12,932           12,350              13,320
 1/31/1999          13,059           12,471              13,478
 2/28/1999          13,031           12,445              13,419
 3/31/1999          13,036           12,450              13,438
 4/30/1999          13,076           12,487              13,471
 5/31/1999          13,030           12,443              13,393
 6/30/1999          12,881           12,302              13,201
 7/31/1999          12,920           12,338              13,249
 8/31/1999          12,788           12,213              13,142
 9/30/1999          12,793           12,217              13,148
10/31/1999          12,608           12,040              13,005
11/30/1999          12,726           12,154              13,144
12/31/1999          12,575           12,009              13,046
 1/31/2000          12,508           11,945              12,989
 2/29/2000          12,647           12,078              13,140
 3/31/2000          12,842           12,264              13,427
 4/30/2000          12,771           12,196              13,348
 5/31/2000          12,735           12,162              13,278
 6/30/2000          12,968           12,385              13,630
 7/31/2000          13,112           12,522              13,820
 8/31/2000          13,293           12,695              14,033
 9/30/2000          13,257           12,661              13,960
10/31/2000          13,366           12,765              14,112
11/30/2000          13,457           12,851              14,219
12/31/2000          13,679           13,063              14,570
 1/31/2001          13,775           13,155              14,714
 2/28/2001          13,797           13,176              14,761
 3/31/2001          13,910           13,284              14,893
 4/30/2001          13,761           13,142              14,732
 5/31/2001          13,892           13,267              14,891
 6/30/2001          14,003           13,373              14,990
 7/31/2001          14,248           13,607              15,212
 8/31/2001          14,475           13,823              15,463
 9/30/2001          14,226           13,585              15,411
10/31/2001          14,418           13,769              15,595
11/30/2001          14,262           13,620              15,463
12/31/2001          14,088           13,454              15,317
 1/31/2002          14,319           13,675              15,583
 2/28/2002          14,512           13,859              15,770
 3/31/2002          14,274           13,632              15,461
 4/30/2002          14,508           13,856              15,763
 5/31/2002          14,582           13,926              15,859
 6/30/2002          14,718           14,056              16,027
 7/31/2002          14,812           14,146              16,233
 8/31/2002          14,928           14,256              16,428
 9/30/2002          15,167           14,484              16,788
10/31/2002          14,781           14,116              16,510
11/30/2002          14,758           14,094              16,441
12/31/2002          15,118           14,437              16,788
 1/31/2003          14,929           14,257              16,745
 2/28/2003          15,148           14,467              16,980
 3/31/2003          15,141           14,459              16,990
 4/30/2003          15,275           14,588              17,102
 5/31/2003          15,656           14,951              17,502
 6/30/2003          15,623           14,920              17,428
 7/31/2003          14,945           14,272              16,818
 8/31/2003          15,102           14,422              16,944
 9/30/2003          15,553           14,853              17,442
10/31/2003          15,480           14,784              17,354
11/30/2003          15,680           14,974              17,535
12/31/2003          15,818           15,106              17,680
 1/31/2004          15,914           15,198              17,781
 2/29/2004          16,161           15,434              18,049
 3/31/2004          16,150           15,423              17,986
 4/30/2004          15,753           15,044              17,560
 5/31/2004          15,718           15,011              17,496
 6/30/2004          15,727           15,020              17,560
 7/31/2004          15,930           15,213              17,791
 8/31/2004          16,219           15,489              18,148
 9/30/2004          16,313           15,579              18,244
10/31/2004          16,450           15,709              18,401
11/30/2004          16,303           15,570              18,249
12/31/2004          16,507           15,764              18,472
 1/31/2005          16,687           15,936              18,645
 2/28/2005          16,605           15,858              18,583
 3/31/2005          16,496           15,745              18,465



Average Annual Total Returns -- March 31, 2005


                                            6 MONTHS 1 YEAR 5 YEARS 10 YEARS
CLASS A (Inception 5/9/77)
Net Asset Value/1/                            1.15%   2.17%  5.14%    5.13%
With Maximum Sales Charge/2/                 -3.38   -2.49   4.18     4.64

CLASS B (Inception 9/13/93)
Net Asset Value/1/                            0.77    1.54   4.38     4.37
With CDSC/4/                                 -4.19   -3.39   4.05     4.37
----------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                     6 MONTHS 1 YEAR 5 YEARS 10 YEARS
Lehman Municipal Bond Index/3/                1.21%   2.67%  6.58%    6.33%
Morningstar Muni National Long Fund Avg./5/   1.01    2.14   5.72     5.35

Yields as of March 31, 2005


                            CLASS A CLASS B
SEC 30-day Yield/6/          3.23%   2.63%
Taxable Equivalent Yield/7/  4.96    4.04

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                        % of
                     Net Assets
                       as of
CREDIT QUALITY        3/31/05
-------------------------------
Aaa                     37.8
-------------------------------
Aa                      11.3
-------------------------------
A                       20.4
-------------------------------
Baa                     15.4
-------------------------------
Not rated*              12.2
-------------------------------
Short term & other       2.9
-------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                                % of
                             Net Assets
                               as of
EFFECTIVE MATURITY            3/31/05
------------------------------------------
1 year or less                   6.7
------------------------------------------
1-5 years                        9.4
------------------------------------------
5-10 years                      76.3
------------------------------------------
10+ years                        7.6
------------------------------------------
Average Effective Maturity       7.7 years
------------------------------------------

Notes to Charts
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Municipal Bond Index is an unmanaged index of municipal bonds. /4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%.
/5/Morningstar Muni National Long Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/7/Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

PORTFOLIO PROFILE



Objective:
Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------
Strategy:
Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------
Fund Inception:
May 1, 1995

--------------------------------------------------------------------------------
Managers:
Daniel J. Fuss
Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

                                 Class A NEFZX
                                 Class B NEZBX
                                 Class C NECZX
                                 Class Y NEZYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

Management Discussion
--------------------------------------------------------------------------------

Bolstered by high-yield issues and non-U.S.-dollar investments, Loomis Sayles Strategic Income Fund delivered healthy results over the first half of its fiscal year. The fund's total return was 5.70% for the six months ended March 31, 2005, based on the net asset value of Class A shares and $0.41 in reinvested dividends. These results were substantially better than the fund's benchmark, the Lehman Aggregate Bond Index, which returned 0.47% for the period, and Morningstar's Multisector Bond category, which had an average return of 2.97%. The fund has more flexibility than the benchmark in pursuit of returns. The fund's 30-day SEC yield at the end of March was 4.79%.

PERFORMANCE FUELED BY HIGH-YIELD BONDS, OVERSEAS HOLDINGS AND PREFERREDS
The continued expansion of the U.S. economy helped increase earnings and strengthen balance sheets among high-yield issuers. Shrinking default rates also encouraged investors to bulk up on lower-rated issues. Performance for the sector was especially strong during the closing quarter of 2004, but higher interest rates led to some slippage early in 2005.

Holdings denominated in other currencies benefited from weakness in the U.S. dollar, despite the dollar's first-quarter rally. As global demand increased, export strength in oil and other raw materials boosted the fund's Canadian holdings. Canadian securities accounted for about 17% of the fund's total net assets at the end of the period, much of it in bonds of the provinces. World appetite for natural resources also helped performance of Latin American bonds, with Brazil-based issues the primary contributors. And although exposure was small, the portfolio's allocation to preferred issues made a solid contribution.

CAPITAL SPENDING AND RESOURCE-RICH ISSUES WERE STRONG
After several quarters of hesitation, the ongoing economic recovery spurred capital spending by U.S. corporations. Portfolio sectors that performed well included packaging, construction machinery and aerospace. Bonds denominated in the currency of resource-rich New Zealand also contributed to performance.

Cia Vale Do Rio, a Brazilian mining company, rode waves of demand and higher prices for industrial raw materials. The company added copper to the list of metals it mines; copper has been in short supply, while rapid expansion in China and India has been pushing prices upward. In energy, our equity stake in Chesapeake Energy moved higher, as the company took steps to expand their natural gas producing properties.

TREASURY ISSUES, COMMUNICATIONS AND PHARMACEUTICALS DISAPPOINTED
The weakest markets during this period were U.S. Treasury and agency bonds, particularly those with shorter maturities. Although the shorter-term government securities in the portfolio held the fund back, it was underweight in these securities relative to the benchmark, which minimized their effect. However, after Federal Reserve Board Chairman Alan Greenspan described persistently low long-term rates as a "conundrum," rates on longer-term issues also rose and prices fell. Regulatory and political scrutiny pressured agency bonds, including those of mortgage giant Fannie Mae. Among corporate sectors, we sold the stock of Covad Communications, a California-based provider of data and voice services, in anticipation of a possible downward earnings revision. Bonds of drug manufacturer Elan Plc also fell. Elan was forced to recall one of its more profitable drugs when a link was suggested between the medication and respiratory disease.

FUND BECOMING MORE DEFENSIVE AS RATES MOVE HIGHER
We have reduced the portfolio's sensitivity to domestic rates because we believe the Fed will raise rates further in 2005. Higher rates may also make the dollar more attractive, although we think meaningful dollar strengthening is unlikely while the current huge federal budget and trade deficits persist. We are retaining the fund's significant exposure to high-yield issues, based on our belief that the domestic economy will continue to grow. And with little chance that demand for their natural resources will diminish, we think selected issues in both Canada and New Zealand will continue to perform well.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

Investment Results through March 31, 2005
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares


                                    [CHART]

                May 1, 1995 (inception) through March 31, 2005

                                                                Lehman
             Net Asset   Maximum Sales   Lehman Aggregate   Universal Bond
             Value (1)     Charge (2)     Bond Index (3)       Index (4)
             ---------   -------------   ----------------   ---------------
 5/01/1995    $10,000      $ 9,550         $10,000             $10,000
 5/31/1995     10,014        9,563          10,000              10,000
 6/30/1995     10,017        9,566          10,073              10,073
 7/31/1995     10,096        9,642          10,051              10,058
 8/31/1995     10,192        9,733          10,172              10,176
 9/30/1995     10,410        9,942          10,271              10,280
10/31/1995     10,354        9,888          10,405              10,407
11/30/1995     10,647       10,168          10,561              10,564
12/31/1995     11,038       10,541          10,709              10,724
 1/31/1996     11,302       10,793          10,780              10,817
 2/29/1996     10,994       10,499          10,593              10,630
 3/31/1996     11,072       10,574          10,519              10,564
 4/30/1996     11,056       10,558          10,460              10,521
 5/31/1996     11,231       10,726          10,438              10,506
 6/30/1996     11,382       10,870          10,579              10,647
 7/31/1996     11,359       10,848          10,608              10,677
 8/31/1996     11,568       11,048          10,590              10,674
 9/30/1996     11,973       11,434          10,774              10,869
10/31/1996     12,315       11,761          11,013              11,095
11/30/1996     12,815       12,239          11,202              11,292
12/31/1996     12,637       12,069          11,098              11,201
 1/31/1997     12,674       12,104          11,132              11,249
 2/28/1997     12,874       12,295          11,159              11,289
 3/31/1997     12,734       12,161          11,036              11,157
 4/30/1997     12,815       12,239          11,201              11,326
 5/31/1997     13,091       12,502          11,307              11,446
 6/30/1997     13,388       12,786          11,441              11,585
 7/31/1997     13,990       13,361          11,749              11,902
 8/31/1997     13,630       13,016          11,649              11,804
 9/30/1997     14,111       13,476          11,821              11,986
10/31/1997     13,814       13,193          11,992              12,100
11/30/1997     13,889       13,264          12,048              12,166
12/31/1997     13,818       13,196          12,169              12,296
 1/31/1998     14,043       13,411          12,325              12,450
 2/28/1998     14,300       13,657          12,316              12,460
 3/31/1998     14,606       13,949          12,358              12,517
 4/30/1998     14,611       13,953          12,423              12,581
 5/31/1998     14,373       13,726          12,541              12,672
 6/30/1998     14,144       13,508          12,647              12,755
 7/31/1998     13,967       13,339          12,674              12,786
 8/31/1998     12,252       11,701          12,880              12,785
 9/30/1998     12,649       12,080          13,182              13,088
10/31/1998     12,786       12,210          13,112              13,034
11/30/1998     13,644       13,030          13,186              13,164
12/31/1998     13,581       12,970          13,226              13,194
 1/31/1999     13,816       13,194          13,320              13,282
 2/28/1999     13,618       13,005          13,088              13,071
 3/31/1999     14,337       13,692          13,160              13,171
 4/30/1999     15,256       14,570          13,202              13,249
 5/31/1999     14,783       14,118          13,086              13,115
 6/30/1999     14,826       14,159          13,045              13,092
 7/31/1999     14,534       13,880          12,989              13,039
 8/31/1999     14,352       13,707          12,983              13,024
 9/30/1999     14,444       13,794          13,133              13,165
10/31/1999     14,566       13,910          13,182              13,220
11/30/1999     14,829       14,162          13,181              13,242
12/31/1999     15,233       14,547          13,117              13,216
 1/31/2000     15,091       14,412          13,074              13,172
 2/29/2000     15,686       14,980          13,232              13,339
 3/31/2000     15,844       15,131          13,407              13,495
 4/30/2000     15,391       14,698          13,368              13,452
 5/31/2000     14,894       14,223          13,362              13,428
 6/30/2000     15,461       14,765          13,640              13,717
 7/31/2000     15,597       14,895          13,764              13,850
 8/31/2000     15,940       15,223          13,964              14,052
 9/30/2000     15,520       14,821          14,051              14,123
10/31/2000     14,888       14,218          14,144              14,180
11/30/2000     14,810       14,144          14,376              14,371
12/31/2000     15,336       14,646          14,642              14,646
 1/31/2001     15,824       15,112          14,882              14,933
 2/28/2001     15,800       15,089          15,011              15,058
 3/31/2001     15,203       14,519          15,087              15,109
 4/30/2001     14,955       14,282          15,024              15,042
 5/31/2001     15,289       14,601          15,115              15,150
 6/30/2001     15,247       14,561          15,172              15,193
 7/31/2001     15,258       14,571          15,511              15,492
 8/31/2001     15,595       14,893          15,689              15,685
 9/30/2001     14,822       14,155          15,872              15,798
10/31/2001     15,171       14,489          16,204              16,116
11/30/2001     15,387       14,695          15,980              15,927
12/31/2001     15,316       14,627          15,879              15,832
 1/31/2002     15,491       14,794          16,007              15,965
 2/28/2002     15,677       14,971          16,162              16,114
 3/31/2002     15,857       15,143          15,894              15,881
 4/30/2002     16,241       15,510          16,202              16,184
 5/31/2002     16,585       15,839          16,339              16,306
 6/30/2002     16,321       15,587          16,481              16,365
 7/31/2002     15,934       15,217          16,680              16,504
 8/31/2002     16,381       15,643          16,961              16,808
 9/30/2002     16,159       15,432          17,236              17,049
10/31/2002     16,481       15,739          17,157              16,990
11/30/2002     17,097       16,328          17,153              17,036
12/31/2002     17,689       16,893          17,507              17,389
 1/31/2003     18,186       17,368          17,522              17,436
 2/28/2003     18,677       17,837          17,765              17,684
 3/31/2003     18,858       18,010          17,751              17,701
 4/30/2003     19,941       19,043          17,897              17,910
 5/31/2003     20,938       19,996          18,231              18,252
 6/30/2003     21,202       20,247          18,195              18,248
 7/31/2003     20,625       19,697          17,583              17,661
 8/31/2003     20,862       19,923          17,700              17,787
 9/30/2003     21,882       20,898          18,168              18,262
10/31/2003     22,377       21,370          17,999              18,131
11/30/2003     22,999       21,964          18,042              18,194
12/31/2003     23,852       22,779          18,226              18,401
 1/31/2004     24,277       23,184          18,372              18,560
 2/29/2004     24,260       23,168          18,571              18,743
 3/31/2004     24,577       23,471          18,710              18,892
 4/30/2004     23,557       22,497          18,223              18,409
 5/31/2004     23,164       22,122          18,150              18,316
 6/30/2004     23,604       22,542          18,253              18,432
 7/31/2004     23,833       22,761          18,434              18,628
 8/31/2004     24,567       23,462          18,786              18,997
 9/30/2004     25,211       24,076          18,837              19,071
10/31/2004     25,808       24,647          18,995              19,245
11/30/2004     26,428       25,239          18,843              19,126
12/31/2004     26,938       25,726          19,016              19,316
 1/31/2005     26,741       25,538          19,136              19,427
 2/28/2005     27,092       25,872          19,023              19,347
 3/31/2005     26,632       25,432          18,925              19,206


Average Annual Total Returns -- March 31, 2005


                                                                     SINCE
                                    6 MONTHS 1 YEAR/7/ 5 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/1/95)
Net Asset Value/1/                    5.70%    8.41%     10.95%      10.38%
With Maximum Sales Charge/2/          0.94     3.55       9.93        9.87

CLASS B (Inception 5/1/95)
Net Asset Value/1/                    5.31     7.53      10.10        9.53
With CDSC/5/                          0.31     2.53       9.82        9.53

CLASS C (Inception 5/1/95)
Net Asset Value/1/                    5.30     7.61      10.12        9.52
With CDSC/5/                          4.30     6.61      10.12        9.52

CLASS Y (Inception 12/1/99)
Net Asset Value/1/                    5.76     8.64      11.31       11.95
-------------------------------------------------------------------------------------------

                                                                     SINCE        SINCE
                                                                  CLASS A,B,C    CLASS Y
COMPARATIVE PERFORMANCE             6 MONTHS  1 YEAR    5 YEARS   INCEPTION/8/ INCEPTION/8/
Lehman Aggregate Bond Index/3/        0.47%    1.15%      7.14%       6.70%       7.23%
Lehman U.S. Universal Bond Index/4/   0.71     1.66       7.31        6.86        7.38
Morningstar Multisector Bond Fund
  Avg./6/                             2.97     4.69       6.94        6.60        6.61

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                        % of
                     Net Assets
                       as of
CREDIT QUALITY        3/31/05
-------------------------------
Aaa                     36.4
-------------------------------
Aa                      12.1
-------------------------------
A                        0.6
-------------------------------
Baa                      3.0
-------------------------------
Ba                       8.9
-------------------------------
B                       15.1
-------------------------------
Caa                      7.9
-------------------------------
Ca                       0.9
-------------------------------
Not rated*              11.3
-------------------------------
Short term & other       3.8
-------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                                % of
                             Net Assets
                               as of
EFFECTIVE MATURITY            3/31/05
------------------------------------------
1 year or less                   4.1
------------------------------------------
1-5 years                       50.2
------------------------------------------
5-10 years                      21.9
------------------------------------------
10+ years                       23.8
------------------------------------------
Average Effective Maturity       8.4 years
------------------------------------------

NOTES TO CHARTS
/1/Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/Lehman U.S. Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Indexes, among other indexes.
/5/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/Morningstar Multisector Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class A, B and C from 5/31/95; Class Y from 12/31/99.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the funds' website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUNDS' EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2004 through March 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges, redemption fees, or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES CORE PLUS BOND FUND                10/1/04               3/31/05             10/1/04 - 3/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,006.30                  $5.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.20                  $5.79
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,002.20                  $9.48
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.46                  $9.55
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,002.30                  $9.49
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.46                  $9.55
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,007.60                  $4.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,020.44                  $4.53

*Expenses are equal to the fund's annualized expense ratio (after advisory fee waiver): 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                      UNDERSTANDING YOUR FUNDS' EXPENSES

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES HIGH INCOME FUND                   10/1/04               3/31/05             10/1/04 - 3/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,052.50                   $7.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,017.15                   $7.85
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,046.40                  $11.79
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,013.41                  $11.60
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,046.40                  $11.79
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,013.41                  $11.60

*Expenses are equal to the fund's annualized expense ratio: 1.56%, 2.31%, and 2.31% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 AGENCY FUND                                      10/1/04               3/31/05             10/1/04 - 3/31/05
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                 $998.40                   $6.21
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.72                   $6.27
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                 $994.70                   $9.93
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,014.98                  $10.03
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                 $993.80                   $9.92
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,014.98                  $10.03
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000                 $998.70                   $6.01
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000               $1,018.92                   $6.07

*Expenses are equal to the fund's annualized expense ratio: 1.25%, 2.00%, 2.00% and 1.21% for Class A, B, C and Y (after transfer agent fee waiver), respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                      UNDERSTANDING YOUR FUNDS' EXPENSES


LOOMIS SAYLES MASSACHUSETTS TAX FREE     BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 INCOME FUND                                     10/1/04               3/31/05             10/1/04 - 3/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,013.00                   $6.28
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,018.69                   $6.30
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,009.80                  $10.03
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,014.96                  $10.05

*Expenses are equal to the fund's annualized expense ratio: 1.25% and 2.00% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES MUNICIPAL INCOME FUND              10/1/04               3/31/05             10/1/04 - 3/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,011.50                  $5.58
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.38                  $5.60
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,007.70                  $9.32
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.64                  $9.36

*Expenses are equal to the fund's annualized expense ratio: 1.11% and 1.86% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES STRATEGIC INCOME FUND              10/1/04               3/31/05             10/1/04 - 3/31/05
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,057.00                  $5.62
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,019.47                  $5.52
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,053.10                  $9.45
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.73                  $9.28
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,053.00                  $9.45
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,015.73                  $9.28
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000               $1,057.60                  $4.50
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000               $1,020.56                  $4.41

*Expenses are equal to the fund's annualized expense ratio: 1.10%, 1.85%, 1.85% and 0.88% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

         LOOMIS SAYLES CORE PLUS BOND FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                         Value (a)
----------------------------------------------------------------------------------------------
Bonds and Notes -- 98.1% of Total Net Assets
              Aerospace & Defense -- 0.6%
$   1,400,000 Northrop Grumman Corp., Note
              7.125%, 2/15/2011                                                $     1,561,260
                                                                               ---------------
              Asset Backed Securities -- 7.8%
    2,000,000 American Express Credit Account Master Trust, Series 2003-4,
              Class A
              1.690%, 1/15/2009                                                      1,948,404
      690,000 AmeriCredit Automobile Receivables Trust, Series 2003-D-M,
              Class A-4
              2.840%, 8/06/2010                                                        676,941
    3,755,000 BMW Vehicle Owner Trust, Series 2004-A, Class A4
              3.320%, 2/25/2009                                                      3,691,535
    3,675,000 Citibank Credit Card Issuance Trust, Series 2003-A2, Class A2
              2.700%, 1/15/2008                                                      3,648,176
      273,746 Connecticut RRB Special Purpose Trust Connecticut Light & Power,
              Series 2001-1, Class A2
              5.360%, 3/30/2007                                                        273,746
    3,430,000 Countrywide Asset-Backed Certificates, Series 2003-5, Class AF 4
              4.905%, 8/25/2032                                                      3,440,452
      790,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2
              3.872%, 3/25/2020                                                        779,816
    1,095,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3
              4.615%, 2/25/2035                                                      1,074,483
    1,730,000 Ford Credit Auto Owner Trust, Series 2004-A, Class A4
              3.540%, 11/15/2008                                                     1,703,225
    1,850,000 Residential Asset Securities Corp., Series 2003-KS10, Class AI4
              4.470%, 3/25/2032                                                      1,853,398
    1,000,000 WFS Financial Owner Trust, Series 2004-4, Class A3
              2.980%, 9/17/2009                                                        984,176
      515,000 WFS Financial Owner Trust, Series 2004-4, Class A4
              3.440%, 5/17/2012                                                        503,284
                                                                               ---------------
                                                                                    20,577,636
                                                                               ---------------
              Automotive -- 2.8%
    1,510,000 Ford Motor Credit Co., Global Note
              5.625%, 10/01/2008(c)                                                  1,447,039
      715,000 General Motors Acceptance Corp., Note
              8.000%, 11/01/2031                                                       622,653
    2,630,000 General Motors Corp., Senior Note
              8.375%, 7/15/2033(c)                                                   2,250,575
    2,880,000 Navistar International Corp., Senior Subordinated Note
              9.375%, 6/01/2006                                                      3,002,400
                                                                               ---------------
                                                                                     7,322,667
                                                                               ---------------
              Banking -- 1.3%
    1,400,000 Chevy Chase Bank FSB, Subordinated Note
              6.875%, 12/01/2013                                                     1,449,000
      715,000 JPMorgan Chase & Co., Global Subordinated Note
              5.750%, 1/02/2013                                                        743,011
    1,200,000 State Street Institutional Capital A, Series A, Guaranteed
              Note, 144A
              7.940%, 12/30/2026                                                     1,287,506
                                                                               ---------------
                                                                                     3,479,517
                                                                               ---------------
              Beverage -- 1.4%
    3,125,000 Cia Brasileira de Bebidas, Guaranteed Note
              8.750%, 9/15/2013                                                      3,578,125
                                                                               ---------------
              Brokerage -- 1.8%
      675,000 Goldman Sachs Group, Inc., Senior Note
              6.600%, 1/15/2012                                                        730,446

  Principal
   Amount     Description                                             Value (a)
----------------------------------------------------------------------------------
              Brokerage -- continued
$   3,815,000 Lehman Brothers Holdings, Inc., Note
              7.000%, 2/01/2008                                    $     4,070,697
                                                                   ---------------
                                                                         4,801,143
                                                                   ---------------
              Chemicals -- 2.6%
      475,000 Eastman Chemical Co., Note
              3.250%, 6/15/2008                                            455,118
    2,930,000 Eastman Chemical Co., Note
              6.300%, 11/15/2018                                         3,129,099
    1,470,000 ICI Wilmington, Inc., Guaranteed Note
              5.625%, 12/01/2013                                         1,489,470
    1,665,000 Lubrizol Corp.
              6.500%, 10/01/2034                                         1,739,196
                                                                   ---------------
                                                                         6,812,883
                                                                   ---------------
              Construction Machinery -- 0.6%
    1,600,000 Case New Holland, Inc., Senior Note, 144A
              9.250%, 8/01/2011                                          1,704,000
                                                                   ---------------
              Consumer Products -- 0.8%
      865,000 Church & Dwight Co Inc., 144A
              6.000%, 12/15/2012                                           843,375
    1,375,000 Jostens IH Corp., Senior Subordinated Note
              7.625%, 10/01/2012                                         1,361,250
                                                                   ---------------
                                                                         2,204,625
                                                                   ---------------
              Electric -- 3.9%
    1,455,000 Duke Energy Corp., Senior Note
              4.200%, 10/01/2008                                         1,437,304
    2,030,000 Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                          2,275,660
    1,325,000 Enersis SA, Chile, Note
              7.375%, 1/15/2014                                          1,379,337
    2,150,000 FirstEnergy Corp., Note, Series B
              6.450%, 11/15/2011                                         2,268,347
    1,325,000 Ipalco Enterprises, Inc., Senior Secured Note
              8.375%, 11/14/2008                                         1,444,250
    1,450,000 Southern California Edison Co., Note
              7.625%, 1/15/2010                                          1,622,166
                                                                   ---------------
                                                                        10,427,064
                                                                   ---------------
              Food and Beverage -- 0.4%
      788,000 Dean Foods Co., Senior Note
              6.900%, 10/15/2017                                           791,940
      150,000 Del Monte Corp., Senior Subordinated Note, 144A
              6.750%, 2/15/2015                                            146,250
                                                                   ---------------
                                                                           938,190
                                                                   ---------------
              Foreign Local Governments -- 2.7%
    3,000,000 Pemex Finance, Ltd., Series 1998, Class 18NT
              9.150%, 11/15/2018                                         3,559,710
    3,265,000 Pemex Project Funding Master Trust, Note
              7.875%, 2/01/2009                                          3,529,465
                                                                   ---------------
                                                                         7,089,175
                                                                   ---------------
              Gaming -- 0.3%
      450,000 Harrah's Operating Co., Inc., Guaranteed Senior Note
              7.500%, 1/15/2009                                            489,464
      185,000 Harrah's Operating Co., Inc., Senior Note
              7.125%, 6/01/2007                                            194,388
                                                                   ---------------
                                                                           683,852
                                                                   ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                   Value (a)
------------------------------------------------------------------------
              Government Agencies -- 7.9%
$  10,400,000 FHLMC
              2.875%, 12/15/2006(d)                      $    10,222,722
    2,750,000 FHLMC
              3.220%, 6/20/2007 (SGD)                          1,694,241
  140,000,000 FNMA
              1.750%, 3/26/2008                                1,362,824
    6,600,000 FNMA
              2.290%, 2/19/2009 (SGD)                          3,929,927
    3,710,000 FNMA
              5.250%, 1/15/2009                                3,823,760
                                                         ---------------
                                                              21,033,474
                                                         ---------------
              Healthcare -- 1.1%
    1,925,000 HCA, Inc., Note
              6.950%, 5/01/2012                                1,998,065
      860,000 Wellpoint Inc., 144A
              3.750%, 12/14/2007                                 844,025
                                                         ---------------
                                                               2,842,090
                                                         ---------------
              Home Construction -- 0.8%
      595,000 D.R. Horton Inc.
              5.625%, 9/15/2014                                  564,845
      300,000 D.R. Horton Inc.
              6.125%, 1/15/2014                                  297,441
    1,315,000 Pulte Homes, Inc., Senior Note
              4.875%, 7/15/2009                                1,297,338
                                                         ---------------
                                                               2,159,624
                                                         ---------------
              Independent Energy -- 0.7%
      480,000 Chesapeake Energy Corp., Senior Note, 144A
              6.375%, 6/15/2015                                  474,000
    1,295,000 Pioneer Natural Resources Co., Senior Note
              6.500%, 1/15/2008                                1,356,238
                                                         ---------------
                                                               1,830,238
                                                         ---------------
              Industrial Other -- 1.1%
    2,865,000 Aramark Services, Inc., Guaranteed Note
              7.000%, 7/15/2006                                2,950,300
                                                         ---------------
              Insurance -- 0.7%
    1,725,000 Axis Capital Holdings
              5.750%, 12/01/2014                               1,747,032
                                                         ---------------
              Media -- Broadcasting & Publishing -- 0.6%
    1,290,000 Time Warner, Inc., Note
              7.700%, 5/01/2032                                1,531,479
                                                         ---------------
              Media Cable -- 4.4%
      620,000 Cox Communications Inc., 144A
              5.450%, 12/15/2014                                 603,575
    2,000,000 CSC Holdings, Inc., Senior Note
              7.625%, 7/15/2018                                2,080,000
      515,000 CSC Holdings, Inc., Senior Note
              7.875%, 2/15/2018                                  545,900
    1,540,000 Rogers Cable, Inc., Series
              6.750%, 3/15/2015                                1,516,900
    4,000,000 Shaw Communications, Inc., Senior Note
              7.400%, 10/17/2007 (CAD)                         3,545,988
    2,785,000 TeleCommunications, Inc., Note
              9.800%, 2/01/2012                                3,490,833
                                                         ---------------
                                                              11,783,196
                                                         ---------------

  Principal
   Amount        Description                                        Value (a)
--------------------------------------------------------------------------------
                 Media Non Cable -- 0.5%
$   1,435,000    Clear Channel Communications, Inc., Global Note
                 4.250%, 5/15/2009                               $     1,381,150
                                                                 ---------------
                 Metals and Mining -- 0.6%
    1,500,000    International Steel Group, Inc., Note
                 6.500%, 4/15/2014                                     1,530,000
                                                                 ---------------
                 Mortgage Related -- 23.2%
    2,839,419    FHLMC
                 4.000%, 7/01/2019                                     2,718,873
    8,196,334    FHLMC
                 4.500%, with various maturities to 2034(e)            7,950,512
    9,863,373    FHLMC
                 5.000%, with various maturities to 2034(e)            9,738,261
    2,423,059    FHLMC
                 5.500%, with various maturities to 2018(e)            2,475,603
    9,001,030    FNMA
                 5.000%, with various maturities to 2034(e)            8,852,471
    8,160,436    FNMA
                 5.500%, with various maturities to 2034(e)            8,224,367
    3,110,314    FNMA
                 6.000%, with various maturities to 2034(e)            3,196,879
    5,368,893    FNMA
                 6.500%, with various maturities to 2034(e)            5,577,016
      563,501    FNMA
                 7.000%, with various maturities to 2030(e)              594,652
      597,813    FNMA
                 7.500%, with various maturities to 2032(e)              639,824
    5,455,000    FNMA (TBA)
                 4.000%, 4/01/2020                                     5,221,461
    1,752,376    GNMA
                 5.500%, 2/20/2034                                     1,767,701
      698,947    GNMA
                 6.000%, 1/15/2029                                       720,157
    2,026,613    GNMA
                 6.500%, with various maturities to 2032(e)            2,119,760
      907,952    GNMA
                 7.000%, with various maturities to 2029(e)              962,528
      245,609    GNMA
                 7.500%, with various maturities to 2030(e)              264,138
      120,065    GNMA
                 8.000%, 11/15/2029                                      129,463
      280,751    GNMA
                 8.500%, with various maturities to 2023(e)              307,879
       29,539    GNMA
                 9.000%, with various maturities to 2016(e)               32,197
       81,081    GNMA
                 11.500%, with various maturities to 2015(e)              90,485
                                                                 ---------------
                                                                      61,584,227
                                                                 ---------------
                 Non - Captive Consumer Financial -- 1.4%
    1,305,000    Capital One Bank
                 6.500%, 6/13/2013                                     1,401,329
    1,380,000    Countrywide Home Loans, Inc., Note, (MTN)
                 5.500%, 8/01/2006                                     1,403,043
      982,000    Household Finance Corp., Note
                 5.750%, 1/30/2007                                     1,007,916
                                                                 ---------------
                                                                       3,812,288
                                                                 ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                 Value (a)
--------------------------------------------------------------------------------------
              Non - Captive Diversified Financial -- 0.5%
$     500,000 General Electric Capital Corp., Series E, Note, (MTN)
              1.725%, 6/27/2008 (SGD)                                  $       294,062
    1,080,000 International Lease Finance Corp., Global Note
              5.625%, 6/01/2007                                              1,108,246
                                                                       ---------------
                                                                             1,402,308
                                                                       ---------------
              Oil & Gas -- 0.7%
    1,750,000 Transocean Sedco Forex, Inc., Note
              6.625%, 4/15/2011                                              1,911,068
                                                                       ---------------
              Paper -- 3.7%
    3,165,000 Abitibi-Consolidated Finance, LP, Note
              7.875%, 8/01/2009                                              3,157,087
    1,495,000 Abitibi-Consolidated, Inc., Note
              8.550%, 8/01/2010                                              1,517,425
    1,200,000 Georgia-Pacific Corp., Note
              7.375%, 12/01/2025                                             1,254,000
      755,000 Georgia-Pacific Corp., Note
              7.750%, 11/15/2029                                               822,950
      480,000 Georgia-Pacific Corp., Note
              8.875%, 5/15/2031                                                578,400
    2,705,000 International Paper Co., Note
              4.000%, 4/01/2010                                              2,601,842
                                                                       ---------------
                                                                             9,931,704
                                                                       ---------------
              Pharmaceuticals -- 2.1%
    1,470,000 Caremark Rx, Inc., Senior Note
              7.375%, 10/01/2006                                             1,529,314
    1,250,000 Medco Health Solutions
              7.250%, 8/15/2013                                              1,381,696
    2,750,000 Valeant Pharmaceuticals International, Senior Note
              7.000%, 12/15/2011                                             2,777,500
                                                                       ---------------
                                                                             5,688,510
                                                                       ---------------
              Pipelines -- 1.2%
      520,000 Enterprise Products Operating, LP, Series B, Senior Note
              4.625%, 10/15/2009                                               507,452
    2,464,000 Kinder Morgan Energy Partners, LP, Note
              7.125%, 3/15/2012                                              2,733,404
                                                                       ---------------
                                                                             3,240,856
                                                                       ---------------
              Railroads -- 1.3%
    1,155,000 CSX Corp., Note
              4.875%, 11/01/2009                                             1,153,319
    2,350,000 Union Pacific Corp., Senior Note
              5.375%, 5/01/2014                                              2,375,958
                                                                       ---------------
                                                                             3,529,277
                                                                       ---------------
              Real Estate Investment Trusts -- 2.4%
      195,000 Colonial Realty, LP, Senior Note
              4.750%, 2/01/2010                                                191,728
    3,540,000 EOP Operating, LP, Guaranteed Note
              4.650%, 10/01/2010                                             3,460,350
    1,250,000 iStar Financial, Inc., Senior Note
              6.000%, 12/15/2010                                             1,288,543
    1,340,000 Simon Property Group, LP, Note
              6.375%, 11/15/2007                                             1,396,056
                                                                       ---------------
                                                                             6,336,677
                                                                       ---------------
              Refining -- 0.2%
      515,000 Premcor Refining Group (The), Inc., Senior Note
              7.500%, 6/15/2015                                                529,163
                                                                       ---------------

  Principal
   Amount     Description                                      Value (a)
---------------------------------------------------------------------------
              Sovereigns -- 1.6%
$   3,180,000 Canadian Government
              5.500%, 6/01/2010 (CAD)                       $     2,824,185
    9,195,000 Kingdom of Sweden
              4.000%, 12/01/2009 (SEK)                            1,350,540
                                                            ---------------
                                                                  4,174,725
                                                            ---------------
              Supermarkets -- 2.8%
    1,365,000 Couche-Tard US, LP/Couche-Tard Finance Corp.,
              Senior Subordinated Note
              7.500%, 12/15/2013                                  1,433,250
    2,155,000 Delhaize America, Inc., Note
              8.125%, 4/15/2011                                   2,395,328
      560,000 Delhaize America, Inc., Note
              9.000%, 4/15/2031                                     680,365
    2,720,000 Fred Meyer, Inc., Note
              7.450%, 3/01/2008                                   2,914,918
                                                            ---------------
                                                                  7,423,861
                                                            ---------------
              Supranationals -- 0.7%
    1,210,000 Inter-American Development Bank, Note
              5.500%, 3/30/2010 (EUR)                             1,743,364
                                                            ---------------
              Telecommunications -- 0.3%
      730,000 Sprint Capital Corp., Note
              6.125%, 11/15/2008                                    763,004
                                                            ---------------
              Transportation Services -- 0.4%
    1,015,000 Overseas Shipholding Group, Senior Note
              7.500%, 2/15/2024                                   1,020,075
                                                            ---------------
              Treasuries -- 5.4%
      750,000 U.S. Treasury Bond
              5.375%, 2/15/2031                                     817,412
    1,015,000 U.S. Treasury Note
              2.625%, 5/15/2008                                     975,034
      935,000 U.S. Treasury Note
              2.750%, 7/31/2006                                     924,518
    3,105,000 U.S. Treasury Note
              3.250%, 8/15/2007                                   3,063,154
    7,510,000 U.S. Treasury Note
              3.500%, 11/15/2006                                  7,486,531
    1,140,000 U.S. Treasury Note
              4.875%, 2/15/2012(c)                                1,177,183
                                                            ---------------
                                                                 14,443,832
                                                            ---------------
              Wireless -- 0.0%
      100,000 Rogers Wireless, Inc., Series
              7.250%, 12/15/2012                                    102,000
                                                            ---------------
              Wirelines -- 4.8%
    1,095,000 AT&T Corp., Senior Note
              9.750%, 11/15/2031                                  1,335,900
    1,650,000 GTE Corp., Note
              7.900%, 2/01/2027                                   1,776,065
    3,200,000 LCI International, Inc., Senior Note
              7.250%, 6/15/2007                                   3,016,000
    1,240,000 Qwest Corp., Note
              7.200%, 11/10/2026                                  1,122,200
      670,000 Qwest Corp., Note
              7.250%, 9/15/2025                                     626,450
    2,080,000 Sprint Capital Corp., Note
              6.875%, 11/15/2028                                  2,226,829

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                   Value (a)
-----------------------------------------------------------------------------------------
              Wirelines -- continued
$   1,045,000 TELUS Corp., Note
              8.000%, 6/01/2011                                          $     1,210,147
    1,675,000 U.S. West Communications, Inc., Note
              7.500%, 6/15/2023                                                1,549,375
                                                                         ---------------
                                                                              12,862,966
                                                                         ---------------
              Total Bonds and Notes (Identified Cost $257,220,197)           260,468,625
                                                                         ---------------
  Principal
   Amount
-----------------------------------------------------------------------------------------
Short Term Investments -- 5.5%
    4,350,424 Repurchase Agreement with Investors Bank & Trust Co. dated
              3/31/2005 at 2.02% to be repurchased at $4,350,668 on
              4/01/2005, collateralized by $4,515,375 Federal National
              Mortgage Association Bond, 3.35%, due 3/25/2033 valued at
              $4,569,477                                                       4,350,424
      223,430 Bank of America, 2.77%, due 4/18/2005(g)                           223,430
      223,430 Bank of America, 2.82%, due 5/16/2005(g)                           223,430
       68,040 Bank of Montreal, 2.60%, due 4/04/2005(g)                           68,040
      245,522 Bank of Montreal, 2.75%, due 4/08/2005(g)                          245,522
      397,706 Bank of Nova Scotia, 2.70%, due 4/11/2005(g)                       397,706
       89,372 Bank of Nova Scotia, 2.73%, due 4/14/2005(g)                        89,372
      223,430 Bank of Nova Scotia, 2.78%, due 4/28/2005(g)                       223,430
      134,057 Barclays, 2.785%, due 4/25/2005(g)                                 134,057
      243,318 BGI Institutional Money Market Fund(g)                             243,318
      670,291 BNP Paribas, 2.73%, due 4/07/2005(g)                               670,291
      223,430 BNP Paribas, 2.91%, due 6/15/2005(g)                               223,430
       91,238 Calyon, 2.77%, due 4/21/2005(g)                                     91,238
       41,184 Den Danske Bank, 2.77%, due 4/26/2005(g)                            41,184
       89,372 Falcon Asset Securitization Corp, 2.727%, due 4/13/2005(g)          89,372
      218,068 Fortis Bank, 2.44%, due 4/14/2005(g)                               218,068
      223,430 Fortis Bank, 2.80%, due 4/06/2005(g)                               223,430
       96,812 Goldman Sachs Financial Square Prime Obligations Fund(g)            96,812
      223,430 Govco Incorporated, 2.60%, due 4/05/2005(g)                        223,430
      107,372 Keybank, 2.844%, due 4/01/2005(g)                                  107,372
      110,489 Merrill Lynch Premier Institutional Fund(g)                        110,489
       63,782 Merrimac Cash Fund-Premium Class(g)                                 63,782
      223,430 Rabobank Nederland, 2.78%, due 4/29/2005(g)                        223,430
      241,754 Royal Bank of Scotland, 2.75%, due 4/05/2005(g)                    241,754
      223,430 Svenska Handlesbanken, 2.70%, due 4/11/2005(g)                     223,430
       44,686 The Bank of the West, 2.79%, due 4/22/2005(g)                       44,686
       44,686 Toronto Dominion Bank, 3.01%, due 6/24/2005(g)                      44,686
    5,300,000 U.S. Treasury Bills, 2.648%, due 5/19/2005(f)                    5,281,291
       89,372 UBS AG, 2.805%, due 5/03/2005(g)                                    89,372
       89,372 Wells Fargo, 2.78%, due 4/20/2005(g)                                89,372
       31,502 Wells Fargo, 2.79%, due 4/08/2005(g)                                31,502
       44,686 Yorktown Capital LLC, 2.636%, due 4/01/2005(g)                      44,686
                                                                         ---------------
              Total Short Term Investments (Identified Cost $14,671,836)      14,671,836
                                                                         ---------------
              Total Investments -- 103.6%
              (Identified Cost $271,892,033)(b)                              275,140,461
              Other assets less liabilities                                   (9,645,198)
                                                                         ---------------
              Total Net Assets -- 100%                                   $   265,495,263
                                                                         ===============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At March 31, 2005, the net unrealized appreciation on investments based on cost of $273,146,299 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                       $ 6,510,496
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                        (4,516,334)
                                                                                           -----------
      Net unrealized appreciation                                                         $ 1,994,162
                                                                                           ===========
      At September 30, 2004, the Fund had a capital loss carryover of approximately $23,293,740 of which $1,530,375 expires on September 30, 2008 and $21,763,365 expires on September 30,
      2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
  (c) All or a portion of this security was on loan to brokers at March 31, 2005.
  (d) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.
  (e) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
      Corporation, Federal National Mortgage Association and Government National Mortgage
      Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
  (f) Rate is yield to maturity.
  (g) Represents investments of securities lending collateral.
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 GNMA Government National Mortgage Association
  MTN Medium Term Note
  TBA To Be Announced (see Note 2g of Notes to Financial Statements)
 144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,902,731 or 2.2% of net assets.
  CAD Canadian Dollar
  EUR Euro
  SEK Swedish Krona
  SGD Singapore Dollar

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

                      Mortgage Related              23.2%
                      Government Agencies            7.9
                      Asset Backed Securities        7.8
                      Treasuries                     5.4
                      Wirelines                      4.8
                      Media Cable                    4.4
                      Electric                       3.9
                      Paper                          3.7
                      Supermarkets                   2.8
                      Automotive                     2.8
                      Foreign Local Governments      2.7
                      Chemicals                      2.6
                      Real Estate Investment Trusts  2.4
                      Pharmaceuticals                2.1
                      Other, less than 2% each      21.6

                See accompanying notes to financial statements.

           LOOMIS SAYLES HIGH INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                    Value (a)
-----------------------------------------------------------------------------------------
Bonds and Notes -- 93.9% of Total Net Assets
              Aerospace/Defense -- 0.6%
$     250,000 TD Funding Corp., Senior Subordinated Note
              8.375%, 7/15/2011                                           $       256,562
                                                                          ---------------
              Airlines -- 3.0%
       86,366 Continental Airlines, Inc., Series 1997-4, Class 4B
              6.900%, 1/02/2017                                                    69,988
      165,762 Continental Airlines, Inc., Series 1998-1, Class 1A
              6.648%, 9/15/2017                                                   157,322
      169,920 Continental Airlines, Inc., Series 1998-1, Class 1B
              6.748%, 3/15/2017                                                   138,681
       54,100 Continental Airlines, Inc., Series 1999-1, Class C
              6.954%, 8/02/2009                                                    44,440
      109,326 Continental Airlines, Inc., Series 1999-2, Class B
              7.566%, 3/15/2020                                                    91,926
       40,606 Continental Airlines, Inc., Series 2002-2, Class B
              8.307%, 4/02/2018                                                    34,882
      870,000 Northwest Airlines Corp., Senior Note
              8.875%, 6/01/2006(c)                                                735,150
                                                                          ---------------
                                                                                1,272,389
                                                                          ---------------
              Automotive -- 3.9%
      600,000 Cummins, Inc., Note
              7.125%, 3/01/2028                                                   606,000
       70,000 Dana Corp., Note
              7.000%, 3/01/2029                                                    61,473
       20,000 Dana Corp., Senior Note, 144A
              5.850%, 1/15/2015                                                    17,618
      195,000 Delphi Corp., Note
              7.125%, 5/01/2029(c)                                                154,953
      125,000 General Motors Acceptance Corp. of Canada, Ltd., Series E.,
              Note, (MTN)
              6.625%, 12/17/2010 (GBP)                                            208,985
      505,000 General Motors Acceptance Corp., Note
              3.700%, 3/20/2007                                                   480,394
      110,000 Tenneco Automotive Inc., Senior Subordinated Note, 144A
              8.625%, 11/15/2014                                                  106,975
                                                                          ---------------
                                                                                1,636,398
                                                                          ---------------
              Banking -- 0.9%
    7,000,000 Barclays Bank PLC, Note, 144A
              4.160%, 2/22/2010 (THB)(d)                                          175,752
    9,000,000 Barclays Financial, LLC, Note, 144A
              4.100%, 3/22/2010 (THB)(d)                                          225,092
                                                                          ---------------
                                                                                  400,844
                                                                          ---------------
              Chemicals -- 3.2%
      450,000 Borden Chemical, Inc., Note
              7.875%, 2/15/2023                                                   409,500
      550,000 Borden Chemical, Inc., Note
              9.200%, 3/15/2021                                                   555,500
      195,000 Hercules, Inc., Subordinated Note
              6.500%, 6/30/2029                                                   156,000
      200,000 Nalco Co., Senior Subordinated Note
              8.875%, 11/15/2013                                                  214,000
                                                                          ---------------
                                                                                1,335,000
                                                                          ---------------
              Construction Machinery -- 2.5%
      350,000 Case Credit Corp., Note
              6.750%, 10/21/2007                                                  346,500

  Principal
   Amount     Description                                                     Value (a)
------------------------------------------------------------------------------------------
              Construction Machinery -- continued
$     100,000 Case New Holland, Inc., Senior Note, 144A
              9.250%, 8/01/2011                                            $       106,500
      120,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note
              7.750%, 12/15/2013                                                    99,600
      550,000 United Rentals North America, Inc., Senior Subordinated Note
              7.000%, 2/15/2014(c)                                                 503,250
                                                                           ---------------
                                                                                 1,055,850
                                                                           ---------------
              Electric -- 8.4%
      340,000 AES Corp. (The), Senior Note
              7.750%, 3/01/2014                                                    351,048
      100,000 Allegheny Energy Supply Co. LLC, Note
              7.800%, 3/15/2011                                                    103,750
      100,000 Calpine Corp., Senior Note
              7.750%, 4/15/2009(c)                                                  69,000
      200,000 Calpine Corp., Senior Note
              7.875%, 4/01/2008(c)                                                 145,000
      705,000 Calpine Corp., Senior Note
              8.500%, 2/15/2011(c)                                                 497,025
      170,000 Calpine Corp., Senior Secured Note, 144A
              8.750%, 7/15/2013                                                    128,350
      350,000 Edison Mission Energy Corp., Senior Note
              7.730%, 6/15/2009                                                    364,875
      200,000 Empresa Nacional de Electricidad SA, Chile, Note
              7.875%, 2/01/2027                                                    216,662
      250,000 Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                                    280,254
      525,000 Enersis SA, Cayman Island, Note
              7.400%, 12/01/2016 (yankee)                                          545,889
      140,000 Enersis SA, Chile, Note
              7.375%, 1/15/2014                                                    145,741
      270,195 Salton SEA Funding Corp., Series C, Senior Secured Note
              7.840%, 5/30/2010                                                    288,593
       46,237 Salton SEA Funding Corp., Series E, Senior Note
              8.300%, 5/30/2011                                                     50,430
      125,000 TECO Energy, Inc., Note
              7.000%, 5/01/2012                                                    130,469
      225,000 Texas Genco LLC/Texas Genaco Financing Corp., Senior
              Subordinated Note, 144A
              6.875%, 12/15/2014                                                   225,562
                                                                           ---------------
                                                                                 3,542,648
                                                                           ---------------
              Electronics -- 0.5%
      125,000 Amkor Technology, Inc., Note
              5.000%, 3/15/2007(c)                                                 109,531
      125,000 Amkor Technology, Inc., Senior Note
              7.750%, 5/15/2013(c)                                                 105,000
                                                                           ---------------
                                                                                   214,531
                                                                           ---------------
              Food and Beverage -- 1.8%
      600,000 Bavaria SA, Senior Note, 144A
              8.875%, 11/01/2010                                                   654,000
      115,000 Friendly Ice Cream Corp., Guaranteed Senior Note
              8.375%, 6/15/2012(c)                                                 109,250
                                                                           ---------------
                                                                                   763,250
                                                                           ---------------
              Healthcare -- 2.2%
      150,000 Columbia/HCA, Inc., Note
              7.500%, 12/15/2023                                                   151,999
       75,000 Columbia/HCA, Inc., Note
              7.690%, 6/15/2025                                                     77,122

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                    Value (a)
-----------------------------------------------------------------------------------------
              Healthcare -- continued
$     500,000 Columbia/HCA, Inc., Note
              7.750%, 7/15/2036                                           $       513,930
      200,000 Columbia/HCA, Inc., Note (MTN)
              7.580%, 9/15/2025                                                   203,411
                                                                          ---------------
                                                                                  946,462
                                                                          ---------------
              Home Construction -- 0.7%
      300,000 K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 144A
              6.250%, 1/15/2015                                                   287,120
                                                                          ---------------
              Independent Energy -- 0.9%
      270,000 Chesapeake Energy Corp., Senior Note
              6.875%, 1/15/2016                                                   272,700
      100,000 Chesapeake Energy Corp., Senior Note, 144A
              6.375%, 6/15/2015                                                    98,750
                                                                          ---------------
                                                                                  371,450
                                                                          ---------------
              Integrated Energy -- 1.2%
      265,000 Cerro Negro Finance, Ltd., Note, 144A
              7.900%, 12/01/2020                                                  246,450
      300,000 Petrozuata Finance, Inc., Note, Series B, 144A
              8.220%, 4/01/2017                                                   282,000
                                                                          ---------------
                                                                                  528,450
                                                                          ---------------
              Lodging -- 1.5%
      300,000 FelCor Lodging, LP, Senior Note
              9.000%, 6/01/2011                                                   322,500
      300,000 La Quinta Inns, Inc., (MTN), (FRN)
              7.330%, 4/01/2008                                                   312,000
                                                                          ---------------
                                                                                  634,500
                                                                          ---------------
              Media Cable -- 6.3%
      500,000 Charter Communications Holdings, Inc., Senior Note
              9.625%, 11/15/2009(c)                                               391,250
      150,000 Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011(c)                                               115,125
      550,000 CSC Holdings, Inc., Senior Note
              7.625%, 7/15/2018                                                   572,000
      200,000 Innova S De RL
              9.375%, 9/19/2013                                                   221,500
      250,000 NTL Cable PLC, Note, 144A
              9.750%, 4/15/2014 (GBP)                                             486,340
      175,000 PanAmSat Corp., Note
              6.875%, 1/15/2028                                                   159,250
      650,000 Rogers Cable Inc., Senior Note
              5.500%, 3/15/2014                                                   596,375
      150,000 Rogers Communications, Inc., Note
              2.000%, 11/26/2005                                                  147,000
                                                                          ---------------
                                                                                2,688,840
                                                                          ---------------
              Media Non Cable -- 0.3%
      125,000 Dex Media, Inc., Note
              8.000%, 11/15/2013                                                  129,375
                                                                          ---------------
              Metals and Mining -- 1.9%
      520,000 AK Steel Corp., Guaranteed Senior Note
              7.750%, 6/15/2012(c)                                                500,500
      150,000 Glencore Funding LLC, Guaranteed Note, 144A
              6.000%, 4/15/2014                                                   142,649
      175,000 Vale Overseas, Ltd., Note
              8.250%, 1/17/2034                                                   182,000
                                                                          ---------------
                                                                                  825,149
                                                                          ---------------

  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
              Oil Field Services -- 0.1%
$      35,000 North American Energy Partners, Inc., Senior Note
              8.750%, 12/01/2011                                              $        31,500
                                                                              ---------------
              Packaging -- 1.5%
      350,000 Owens-Illinois, Inc., Senior Note
              7.500%, 5/15/2010(c)                                                    360,500
      135,000 Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018                                                       137,362
      125,000 Solo Cup Co., Senior Subordinated Note
              8.500%, 2/15/2014                                                       125,000
                                                                              ---------------
                                                                                      622,862
                                                                              ---------------
              Paper -- 5.0%
      220,000 Abitibi-Consolidated, Inc., Note
              7.500%, 4/01/2028                                                       186,450
      250,000 Abitibi-Consolidated, Inc., Note
              8.500%, 8/01/2029                                                       226,875
      100,000 Arcel Finance, Ltd., Note, 144A
              6.361%, 5/01/2012                                                        98,942
      200,000 Arcel Finance, Ltd., Note, 144A
              7.048%, 9/01/2011                                                       203,186
      685,000 Bowater, Inc., Note
              6.500%, 6/15/2013(c)                                                    652,462
      165,000 Georgia-Pacific Corp., Note
              7.250%, 6/01/2028                                                       169,950
      200,000 Georgia-Pacific Corp., Note
              7.375%, 12/01/2025                                                      209,000
      350,000 Pope & Talbot, Inc., Senior Note
              8.375%, 6/01/2013                                                       367,500
                                                                              ---------------
                                                                                    2,114,365
                                                                              ---------------
              Pharmaceuticals -- 5.0%
       85,000 Elan Capital Corp., Ltd., Convertible
              6.500%, 11/10/2008                                                       60,350
      127,000 EPIX Pharmaceuticals, Inc., Senior Note
              3.000%, 6/15/2024                                                        95,250
      300,000 Inhale Therapeutic Systems, Inc., Subordinated Note
              3.500%, 10/17/2007                                                      285,000
      375,000 IVAX Corp., Senior Note, Convertible
              1.500%, 3/01/2024(c)                                                    382,969
      187,000 IVAX Corp., Senior Subordinated Note, Convertible
              4.500%, 5/15/2008                                                       187,234
      250,000 Pharma Services Intermediate Holding Corp., Senior Note, 144A
              0/11.500%, 4/01/2014(e)                                                 176,250
      200,000 Quintiles Transnational Corp., Senior Subordinated Note
              10.000%, 10/01/2013                                                     225,000
      150,000 Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible
              5.500%, 10/17/2008                                                      137,625
       50,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible
              3.000%, 8/16/2010                                                        47,937
      235,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible
              4.000%, 11/15/2013(c)                                                   225,894
      310,000 Vertex Pharmaceuticals, Inc., Note, 144A
              5.750%, 2/15/2011                                                       287,912
                                                                              ---------------
                                                                                    2,111,421
                                                                              ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
              Pipelines -- 5.6%
$     300,000 El Paso CGP, Co., Note
              6.375%, 2/01/2009                                               $       288,000
      825,000 El Paso CGP, Co., Note
              6.950%, 6/01/2028                                                       717,750
      175,000 Tennessee Gas Pipeline Co., Note
              7.000%, 10/15/2028                                                      171,714
      165,000 Williams Cos., Inc., Note
              7.875%, 9/01/2021                                                       179,850
      982,000 Williams Cos., Inc., Series A, Note
              7.500%, 1/15/2031                                                     1,031,100
                                                                              ---------------
                                                                                    2,388,414
                                                                              ---------------
              Railroads -- 0.6%
      245,000 Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note
              0/11.750%, 6/15/2009 (yankee)(e)                                        245,000
                                                                              ---------------
              Real Estate Investment Trusts -- 1.3%
      500,000 Crescent Real Estate Equities, LP, Senior Subordinated Note
              9.250%, 4/15/2009                                                       542,500
                                                                              ---------------
              Refining -- 1.0%
      225,000 Premcor Refining Group (The), Inc., Senior Note
              6.750%, 2/01/2011                                                       230,063
      205,000 Premcor Refining Group (The), Inc., Senior Note
              7.500%, 6/15/2015                                                       210,638
                                                                              ---------------
                                                                                      440,701
                                                                              ---------------
              Retailers -- 4.2%
      250,000 Dillard's Department Stores, Inc., Note
              6.625%, 1/15/2018                                                       247,500
      600,000 Dillard's, Inc., Note
              7.750%, 7/15/2026                                                       633,000
      200,000 Saks, Inc.
              7.375%, 2/15/2019                                                       179,000
      335,000 Toys R US, Inc., Note
              7.375%, 10/15/2018(c)                                                   279,725
      400,000 Woolworth Corp., Note
              8.500%, 1/15/2022                                                       434,000
                                                                              ---------------
                                                                                    1,773,225
                                                                              ---------------
              Sovereigns -- 4.7%
       95,000 Republic of Brazil
              8.250%, 1/20/2034                                                        84,360
      175,000 Republic of Colombia
              8.125%, 5/21/2024                                                       159,250
  100,000,000 Republic of Colombia
              11.750%, 3/01/2010 (COP)                                                 41,797
      123,750 Republic of Peru (FRN)
              5.000%, 3/07/2017                                                       113,231
   19,250,000 United Mexican States
              9.000%, 12/20/2012 (MXN)                                              1,590,489
                                                                              ---------------
                                                                                    1,989,127
                                                                              ---------------
              Supranational -- 2.8%
    6,000,000 Inter-American Development Bank, Series E, Note, (MTN),
              Zero Coupon
              5/11/2009 (BRL)(d)                                                    1,203,149
                                                                              ---------------
              Technology -- 10.6%
      225,000 Corning, Inc., Note
              5.900%, 3/15/2014                                                       224,280
      270,000 Corning, Inc., Note
              6.200%, 3/15/2016                                                       271,137

  Principal
   Amount     Description                                                          Value (a)
-----------------------------------------------------------------------------------------------
              Technology -- continued
$     225,000 Corning, Inc., Note
              6.750%, 9/15/2013                                                 $       238,317
      155,000 Corning, Inc., Note
              6.850%, 3/01/2029                                                         153,798
      465,000 Fairchild Semiconductor Interanational, Inc., Senior Subordinated
              Note, Convertible
              5.000%, 11/01/2008                                                        469,650
      100,000 Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible
              0.500%, 11/30/2008(c)                                                      74,875
      910,000 Lucent Technologies, Inc., Note
              6.450%, 3/15/2029                                                         784,875
      315,000 Maxtor Corp., Subordinated Note
              5.750%, 3/01/2012(d)                                                      274,050
      300,000 Nortel Networks Corp., Guaranteed Senior Note
              4.250%, 9/01/2008                                                         277,500
      425,000 Nortel Networks Corp., Note
              6.875%, 9/01/2023                                                         392,063
      100,000 Northern Telecom Capital Corp., Note
              7.875%, 6/15/2026                                                         100,500
      100,000 SCI Systems, Inc., Subordinated Note, Convertible
              3.000%, 3/15/2007                                                          96,375
      325,000 Xerox Capital Trust I, Guaranteed Note
              8.000%, 2/01/2027                                                         325,000
      300,000 Xerox Corp., Note, (MTN)
              7.200%, 4/01/2016                                                         309,000
      500,000 Xerox Corp., Senior Note
              6.875%, 8/15/2011                                                         509,375
                                                                                ---------------
                                                                                      4,500,795
                                                                                ---------------
              Transportation Services -- 4.8%
      275,000 American President Cos., Ltd., Senior Note
              8.000%, 1/15/2024                                                         288,750
      127,723 Atlas Air, Inc., Series 1998-1, Class 1A
              7.380%, 1/02/2018                                                         126,341
      124,877 Atlas Air, Inc., Series 1999-1, Class A1
              7.200%, 1/02/2019                                                         123,978
      123,615 Atlas Air, Inc., Series 2000-1, Class A
              8.707%, 1/02/2019                                                         126,846
      250,000 Bombardier Capital Funding, LP, Note
              6.750%, 5/14/2009 (GBP)                                                   451,777
      300,000 Overseas Shipholding Group, Senior Note
              7.500%, 2/15/2024                                                         301,500
      295,000 Stena AB, Senior Note
              7.000%, 12/01/2016                                                        272,875
      350,000 Stena AB, Senior Note
              7.500%, 11/01/2013                                                        346,500
                                                                                ---------------
                                                                                      2,038,567
                                                                                ---------------
              Wireless -- 0.3%
      150,000 Rogers Wireless Communications, Inc., Senior Secured Note
              6.375%, 3/01/2014                                                         145,500
                                                                                ---------------
              Wirelines -- 6.6%
      200,000 AT&T Corp., Senior Note
              9.750%, 11/15/2031                                                        244,000
       50,000 Cincinnati Bell, Inc.
              8.375%, 1/15/2014                                                          49,250
       95,000 Citizens Communications Co., Note
              7.000%, 11/01/2025                                                         83,126

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                    Value (a)
-----------------------------------------------------------------------------------------
              Wirelines -- continued
$     155,000 Citizens Communications Co., Senior Note
              9.000%, 8/15/2031                                           $       161,200
       80,000 MCI, Inc., Senior Note
              8.735%, 5/01/2014                                                    88,000
      200,000 Philippine Long Distance Telephone Co., Note, (MTN)
              10.500%, 4/15/2009                                                  225,000
       75,000 Qwest Capital Funding, Inc., Guaranteed Note
              7.000%, 8/03/2009(c)                                                 70,313
      375,000 Qwest Capital Funding, Inc., Note
              6.875%, 7/15/2028                                                   290,625
    1,890,000 Qwest Capital Funding, Inc., Note
              7.750%, 2/15/2031(c)                                              1,597,050
                                                                          ---------------
                                                                                2,808,564
                                                                          ---------------
              Total Bonds and Notes (Identified Cost $37,769,167)              39,844,508
                                                                          ---------------

   Shares
-----------------------------------------------------------------------------------------
Preferred Stocks -- 4.3%
              Electric -- 1.4%
        4,100 AES Trust III, Preferred, 6.75%, 10/15/2029(c)                      191,675
        8,000 CMS Energy Trust I Preferred, Convertible, 7.75%, 7/15/2027         406,000
                                                                          ---------------
                                                                                  597,675
                                                                          ---------------
              Packaging -- 0.6%
        5,500 Owens-Illinois, Inc., Convertible,
              4.75%, 12/31/2049(c)                                                232,375
                                                                          ---------------
              Pipelines -- 1.7%
        8,000 Williams Holdings of Delaware Preferred, Convertible,
              5.50%, 6/01/2033                                                    726,000
                                                                          ---------------
              Technology -- 0.4%
          175 Lucent Technologies Capital Trust I, Convertible,
              7.75%, 3/15/2017(c)                                                 181,825
                                                                          ---------------
              Wirelines -- 0.2%
        2,000 Philippine Long Distance Telephone Co., Sponsored GDR,
              Convertible, $24.80, 12/31/2049                                      98,000
                                                                          ---------------
              Total Preferred Stocks (Identified Cost $1,465,602)               1,835,875
                                                                          ---------------

   Shares
-----------------------------------------------------------------------------------------
Common Stocks -- 0.2%
              Investment Companies -- 0.1%
        2,220 CIM High Yield Securities Fund                                        8,902
        2,175 High Income Opportunity Fund, Inc.(c)                                13,724
        3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.(c)                   35,321
          525 Senior High Income Portfolio, Inc.                                    3,057
                                                                          ---------------
                                                                                   61,004
                                                                          ---------------
              Metals and Mining -- 0.1%
          900 Cia Vale do Rio Doce, ADR                                            28,449
                                                                          ---------------
              Total Common Stocks (Identified Cost $77,369)                        89,453
                                                                          ---------------

  Principal
   Amount     Description                                                          Value (a)
------------------------------------------------------------------------------------------------
Short Term Investments -- 15.2%
$      75,540 Repurchase Agreement with Investors Bank & Trust Co. dated
              3/31/2005 at 2.02% to be repurchased at $75,545 on
              4/01/2005, collareralized by $73,433 Small Business
              Administration Bond, 5.875%, due 10/25/2017 valued at
              $79,317                                                           $        75,540
      283,119 Bank of America, 2.77%, due 4/18/2005(f)                                  283,119
      283,119 Bank of America, 2.82%, due 5/16/2005(f)                                  283,119
       86,216 Bank of Montreal, 2.60%, due 4/04/2005(f)                                  86,216
      311,113 Bank of Montreal, 2.75%, due 4/08/2005(f)                                 311,113
      503,952 Bank of Nova Scotia, 2.70%, due 4/11/2005(f)                              503,952
      113,248 Bank of Nova Scotia, 2.73%, due 4/14/2005(f)                              113,248
      283,119 Bank of Nova Scotia, 2.78%, due 4/28/2005(f)                              283,119
      169,870 Barclays, 2.785%, due 4/25/2005(f)                                        169,870
      308,320 BGI Institutional Money Market Fund(f)                                    308,320
      849,357 BNP Paribas, 2.73%, due 4/07/2005(f)                                      849,357
      283,119 BNP Paribas, 2.91%, due 6/15/2005(f)                                      283,119
      115,612 Calyon, 2.77%, due 4/21/2005(f)                                           115,612
       52,186 Den Danske Bank, 2.77%, due 4/26/2005(f)                                   52,186
      113,248 Falcon Asset Securitization Corp,
              2.727%, due 4/13/2005(f)                                                  113,248
      276,324 Fortis Bank, 2.44%, due 4/14/2005(f)                                      276,324
      283,119 Fortis Bank, 2.80%, due 4/06/2005(f)                                      283,119
      122,675 Goldman Sachs Financial Square Prime Obligations Fund(f)                  122,675
      283,119 Govco Incorporated, 2.60%, due 4/05/2005(f)                               283,119
      136,055 Keybank, 2.844%, due 4/01/2005(f)                                         136,055
      140,003 Merrill Lynch Premier Institutional Fund(f)                               140,003
       80,821 Merrimac Cash Fund-Premium Class(f)                                        80,821
      283,119 Rabobank Nederland, 2.78%, due 4/29/2005(f)                               283,119
      306,337 Royal Bank of Scotland, 2.75%, due 4/05/2005(f)                           306,337
      283,119 Svenska Handlesbanken, 2.70%, due 4/11/2005(f)                            283,119
       56,624 The Bank of the West, 2.79%, due 4/22/2005(f)                              56,624
       56,624 Toronto Dominion Bank, 3.01%, due 6/24/2005(f)                             56,624
      113,248 UBS AG, 2.805%, due 5/03/2005(f)                                          113,248
      113,248 Wells Fargo, 2.78%, due 4/20/2005(f)                                      113,248
       39,916 Wells Fargo, 2.79%, due 4/08/2005(f)                                       39,916
       56,624 Yorktown Capital LLC, 2.636%, due 4/01/2005(f)                             56,624
                                                                                ---------------
              Total Short Term Investments (Identified Cost $6,462,113)               6,462,113
                                                                                ---------------
              Total Investments --113.6%
              (Identified Cost $45,774,251)(b)                                       48,231,949
              Other assets less liabilities                                          (5,791,128)
                                                                                ---------------
              Total Net Assets -- 100%                                          $    42,440,821
                                                                                ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At March 31, 2005, the net unrealized appreciation on investments based on cost of $45,778,348 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value over tax cost    $     2,968,712
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                          (515,111)
                                                                                ---------------
              Net unrealized appreciation                                       $     2,453,601
                                                                                ===============

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

        At September 30, 2004, the Fund had a capital loss carryover of approximately
        $85,140,904 of which $14,939,549 expires on September 30, 2008, $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010.
        These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
    (c) All or a portion of this security was on loan to brokers at March 31, 2005.
    (d) Illiquid security. At March 31, 2005, the value of these securities was $1,878,043 or
        4.4% of net assets.
    (e) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
    (f) Represents investments of securities lending collateral.
ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
    FRN Floating Rate Note
    MTN Medium Term Note
 yankee U.S. dollar denominated security issued by a non-U.S. company.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,949,448 or
        9.3% of net assets.
    BRL Brazilian Real
    COP Colombian Peso
    GBP British Pound
    MXN Mexican Peso
    THB Thai Baht

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

                         Technology               11.0%
                         Electric                  9.8
                         Pipelines                 7.3
                         Wirelines                 6.8
                         Media Cable               6.3
                         Paper                     5.0
                         Pharmaceuticals           5.0
                         Transportation Services   4.8
                         Sovereigns                4.7
                         Retailers                 4.2
                         Automotive                3.9
                         Chemicals                 3.2
                         Airlines                  3.0
                         Supranational             2.8
                         Construction Machinery    2.5
                         Healthcare                2.2
                         Packaging                 2.1
                         Metals and Mining         2.0
                         Other, less than 2% each 11.8

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                            SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
Bonds and Notes -- 98.7% of Total Net Assets
              Asset Backed Securities -- 4.1%
$   1,035,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3
              4.615%, 2/25/2035                                               $     1,015,607
    2,240,000 Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
              Class A3
              3.800%, 7/25/2030                                                     2,234,825
    1,376,000 Residential Funding Mortgage Securities II, Series 2003-HI4,
              Class AI4
              4.590%, 4/25/2018                                                     1,367,706
    1,900,000 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A3
              3.810%, 12/25/2016                                                    1,862,951
      670,000 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A4
              4.630%, 3/25/2019                                                       657,036
                                                                              ---------------
                                                                                    7,138,125
                                                                              ---------------
              Government Agencies -- 10.3%
    2,935,000 Federal Farm Credit Bank
              2.375%, 10/02/2006                                                    2,870,216
    6,200,000 Federal Home Loan Bank(d)
              3.625%, 11/14/2008                                                    6,061,393
    5,000,000 FHLMC
              5,750%, 4/15/2008                                                     5,219,085
    3,000,000 FNMA
              5.500%, 5/02/2006                                                     3,051,912
      600,000 FNMA
              6.625%, 9/15/2009                                                       651,860
                                                                              ---------------
                                                                                   17,854,466
                                                                              ---------------
              Mortgage Related -- 33.5%
    7,793,442 FHLMC
              4.000%, with various maturities to 2019(c)                            7,462,575
      986,775 FHLMC
              4.500%, 5/01/2034                                                       937,527
      526,956 FHLMC
              7.000%, 2/01/2016                                                       553,721
       98,731 FHLMC
              7.500%, with various maturities to 2026(c)                              104,130
       82,708 FHLMC
              8.000%, with various maturities to 2015(c)                               86,461
        7,458 FHLMC
              10.000%, 7/01/2019                                                        8,359
      597,477 FHLMC
              11.500%, with various maturities to 2020(c)                             658,627
    8,387,587 FNMA
              4.000%, with various maturities to 2019(c)                            8,049,047
    6,122,829 FNMA
              5.500%, with various maturities to 2034(c)(d)                         6,162,393
    7,903,669 FNMA
              6.000%, with various maturities to 2034(c)                            8,143,357
    8,803,433 FNMA
              6.500%, with various maturities to 2034(c)                            9,148,086
      433,736 FNMA
              7.000%, 12/01/2022                                                      463,882
    1,657,461 FNMA
              7.500%, with various maturities to 2032(c)                            1,765,929

  Principal
   Amount     Description                                             Value (a)
----------------------------------------------------------------------------------
              Mortgage Related -- continued
$     228,815 FNMA
              8.000%, with various maturities to 2016(c)           $       242,044
   12,150,000 FNMA (TBA)
              4.000%, 4/01/2020                                         11,629,834
      247,939 GNMA
              6.000%, 12/15/2031                                           255,325
    1,092,150 GNMA
              6.500%, 5/15/2031                                          1,142,132
    1,066,445 GNMA
              7.000%, with various maturities to 2031(c)                 1,129,084
        6,798 GNMA
              8.500%, 2/15/2006                                              6,967
       66,461 GNMA
              9.000%, with various maturities to 2009(c)                    69,975
       22,030 GNMA
              9.500%, 8/15/2009                                             23,564
        1,772 GNMA
              10.000%, 9/15/2016                                             1,981
       28,083 GNMA
              12.500%, with various maturities to 2015(c)                   31,684
      227,448 GNMA
              16.000%, with various maturities to 2012(c)                  263,699
       88,262 GNMA
              17.000%, with various maturities to 2011(c)                  103,676
                                                                   ---------------
                                                                        58,444,059
                                                                   ---------------
              Treasuries -- 50.8%
    5,155,000 U.S. Treasury Bond
              7.250%, 5/15/2016                                          6,321,520
    6,240,000 U.S. Treasury Note
              1.500%, 3/31/2006                                          6,121,783
    7,390,000 U.S. Treasury Note
              1.625%, with various maturities to 2006(c)(d)              7,283,405
    3,200,000 U.S. Treasury Note
              1.875%, 12/31/2005(e)                                      3,166,749
    1,290,000 U.S. Treasury Note
              2.250%, 2/15/2007(e)                                       1,254,827
    5,330,000 U.S. Treasury Note
              2.375%, 8/15/2006                                          5,240,680
    2,645,000 U.S. Treasury Note
              2.750%, 6/30/2006                                          2,618,344
    8,095,000 U.S. Treasury Note
              3.000%, 12/31/2006                                         7,992,234
    2,500,000 U.S. Treasury Note
              3.125%, 10/15/2008                                         2,425,098
   40,375,000 U.S. Treasury Note
              3.375%, with various maturities to 2008(c)(e)             40,029,343
    1,930,000 U.S. Treasury Note
              6.125%, 8/15/2007(e)                                       2,028,988
      750,000 U.S. Treasury Note
              6.625%, 5/15/2007                                            792,510
    4,000,000 U.S. Treasury STRIPS,
              Zero Coupon 11/15/2009(d)                                  3,295,968
                                                                   ---------------
                                                                        88,571,449
                                                                   ---------------
              Total Bonds and Notes (Identified Cost $172,967,148)     172,008,099
                                                                   ---------------

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                      SCHEDULE OF INVESTMENTS (continued)

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                          Value (a)
------------------------------------------------------------------------------------------------
Short Term Investments -- 32.9%
$   5,822,334 Repurchase Agreement with Investors Bank & Trust Co. dated
              3/31/2005 at 2.02% to be repurchased at at $5,822,660 on
              4/01/2005, collateralized by $5,744,461 Small Business
              Administration Bond, 5.625%, due 1/25/2017 valued at
              $6,083,677 and $27,810 Small Business Administration Bond,
              5.625%, due 1/25/2017 valued at $29,773                           $     5,822,334
    1,939,815 Bank of America, 2.77%, due 4/18/2005(g)                                1,939,815
    1,939,815 Bank of America, 2.82%, due 5/16/2005(g)                                1,939,815
      590,718 Bank of Montreal, 2.60%, due 4/04/2005(g)                                 590,718
    2,131,617 Bank of Montreal, 2.75%, due 4/08/2005(g)                               2,131,617
    3,452,872 Bank of Nova Scotia, 2.70%, due 4/11/2005(g)                            3,452,872
      775,926 Bank of Nova Scotia, 2.73%, due 4/14/2005(g)                              775,926
    1,939,815 Bank of Nova Scotia, 2.78%, due 4/28/2005(g)                            1,939,815
    1,163,889 Barclays, 2.785%, due 4/25/2005(g)                                      1,163,889
    2,112,479 BGI Institutional Money Market Fund(g)                                  2,112,479
    5,819,446 BNP Paribas, 2.73%, due 4/07/2005(g)                                    5,819,446
    1,939,815 BNP Paribas, 2.91%, due 6/15/2005(g)                                    1,939,815
      792,127 Calyon, 2.77%, due 4/21/2005(g)                                           792,127
      357,559 Den Danske Bank, 2.77%, due 4/26/2005(g)                                  357,559
      775,926 Falcon Asset Securitization Corp, 2.727%, due 4/13/2005(g)                775,926
    1,893,260 Fortis Bank, 2.44%, due 4/14/2005(g)                                    1,893,260
    1,939,816 Fortis Bank, 2.80%, due 4/06/2005(g)                                    1,939,816
      840,515 Goldman Sachs Financial Square Prime Obligations Fund(g)                  840,515
    1,939,816 Govco Incorporated, 2.60%, due 4/05/2005(g)                             1,939,816
      932,191 Keybank, 2.844%, due 4/01/2005(g)                                         932,191
      959,252 Merrill Lynch Premier Institutional Fund(g)                               959,252
      553,752 Merrimac Cash Fund-Premium Class(g)                                       553,752
    1,939,816 Rabobank Nederland, 2.78%, due 4/29/2005(g)                             1,939,816
    2,098,895 Royal Bank of Scotland, 2.75%, due 4/05/2005(g)                         2,098,895
    1,939,815 Svenska Handlesbanken, 2.70%, due 4/11/2005(g)                          1,939,815
      387,963 The Bank of the West, 2.79%, due 4/22/2005(g)                             387,963
      387,963 Toronto Dominion Bank, 3.01%, due 6/24/2005(g)                            387,963
    7,705,000 U.S. Treasury Bills, 2.648%, due 5/19/2005(f)                           7,677,801
      775,926 UBS AG, 2.805%, due 5/03/2005(g)                                          775,926
      775,927 Wells Fargo, 2.78%, due 4/20/2005(g)                                      775,927
      273,490 Wells Fargo, 2.79%, due 4/08/2005(g)                                      273,490
      387,964 Yorktown Capital LLC, 2.636%, due 4/01/2005(g)                            387,964
                                                                                ---------------
              Total Short Term Investments (Identified Cost $57,258,315)             57,258,315
                                                                                ---------------
              Total Investments --131.6%
              (Identified Cost $230,225,463)(b)                                 $   229,266,414
              Other assets less liabilities                                         (55,042,936)
                                                                                ---------------
              Total Net Assets -- 100%                                          $   174,223,478
                                                                                ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At March 31, 2005, the net unrealized depreciation on investments based on cost of $230,678,711 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                   $       628,076
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                        (2,040,373)
                                                                                ---------------
              Net unrealized depreciation                                       $    (1,412,297)
                                                                                ===============

      At September 30, 2004, the Fund had a capital loss carryover of approximately $18,142,649 of which $2,731,339 expires on September 30, 2005, $10,626,315 expires on September 30,
      2007, $4,165,768 expires on September 30, 2008, $425,323 expires on September 30, 2011 and $193,904 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
  (c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage
      Corporation, Federal National Mortgage Association and the Government National Mortgage
      Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Notes which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
  (d) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations.
  (e) All or a portion of this security was on loan to brokers at March 31, 2005.
  (f) Rate is yield to maturity.
  (g) Represents investments of securities lending collateral.
FHLMC Federal Home Loan Mortgage Corporation
 FNMA Federal National Mortgage Association
 GNMA Government National Mortgage Association
  TBA To Be Announced (see Note 2g of Notes to Financial Statements)

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

                         Treasuries              50.8%
                         Mortgage Related        33.5
                         Government Agencies     10.3
                         Asset Backed Securities  4.1

                See accompanying notes to financial statements.

    LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                           Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.0% of Total Net Assets
              Broward County, FL, Resource Recovery -- 1.3%
$   1,000,000 Wheelabrator South Broward,
              5.000%, 12/01/2007                                 $     1,042,060
                                                                 ---------------
              Highlands County, FL, Health Facilities Authority -- 1.3%
    1,000,000 Adventis Health System,
              5.875%, 11/15/2029                                       1,077,960
                                                                 ---------------
              Martha's Vineyard, MA -- 1.3%
    1,000,000 Land Bank Revenue,
              5.000%, 5/01/2032, (AMBAC insured)                       1,028,040
                                                                 ---------------
              Massachusetts -- 5.9%
    4,000,000 State Refunding Series A,
              6.500%, 11/01/2014, (AMBAC insured)                      4,820,480
                                                                 ---------------
              Massachusetts Bay Transportation Authority -- 7.1%
    3,000,000 Assessment Series A,
              5.250%, 7/01/2030                                        3,245,550
    2,500,000 Series A,
              5.000%, 7/01/2032                                        2,560,800
                                                                 ---------------
                                                                       5,806,350
                                                                 ---------------
              Massachusetts Development Finance Agency -- 16.1%
    2,000,000 Cambridge Street Development Series A,
              5.125%, 2/01/2034, (MBIA insured)                        2,068,920
    1,000,000 Hampshire College,
              5.625%, 10/01/2024                                       1,053,710
    4,000,000 Mount Holyoke College,
              5.250%, 7/01/2031                                        4,207,960
    2,800,000 Refunding Springfield Resource Recovery-A,
              5.625%, 6/01/2019                                        2,933,812
    1,100,000 Visual and Performing Arts,
              6.000%, 8/01/2021                                        1,300,497
    1,500,000 WGBH Educational Foundation Series A,
              5.375%, 1/01/2042, (AMBAC insured)                       1,580,955
                                                                 ---------------
                                                                      13,145,854
                                                                 ---------------
              Massachusetts Health & Educational Facilities Authority -- 32.2%
    1,160,000 Baystate Medical Center Series F,
              5.700%, 7/01/2027                                        1,212,293
    2,000,000 Boston University,
              5.000%, 10/01/2039                                       2,053,200
    2,200,000 Catholic Health East,
              5.500%, 11/15/2032                                       2,271,610
    3,000,000 Harvard University Series N,
              6.250%, 4/01/2020                                        3,697,860
    2,925,000 Nichols College Series C,
              6.000%, 10/01/2017                                       3,071,455
    2,000,000 Partners Healthcare Systems Series B,
              5.250%, 7/01/2029                                        2,055,480
    2,500,000 Partners Healthcare Systems Series C,
              5.750%, 7/01/2021                                        2,725,550
    1,500,000 Tufts University Series I,
              5.250%, 2/15/2030                                        1,573,845
    1,000,000 University of Massachusetts Project Series C,
              5.250%, 10/01/2031, (MBIA insured)                       1,058,300

  Principal
   Amount     Description                                               Value (a)
------------------------------------------------------------------------------------
              Massachusetts Health & Educational Facilities Authority -- continued
$   2,000,000 University of Massachusetts Series C,
              5.125%, 10/01/2034, (FGIC insured)                     $     2,069,780
    2,000,000 Wellesley College Series F,
              5.125%, 7/01/2039                                            2,061,040
    1,315,000 Wheaton College Series E,
              5.000%, 7/01/2017                                            1,383,459
    1,030,000 Williams College Series H,
              5.000%, 7/01/2017                                            1,095,673
                                                                     ---------------
                                                                          26,329,545
                                                                     ---------------
              Massachusetts Housing Finance Agency -- 3.1%
      495,000 Single Family Mortgage Series 21,
              7.125%, 6/01/2025                                              495,039
    2,000,000 Single Family Mortgage Series A,
              4.600%, 12/01/2015                                           2,041,040
                                                                     ---------------
                                                                           2,536,079
                                                                     ---------------
              Massachusetts Port Authority -- 3.7%
    1,750,000 Delta Air Lines, Inc. Project Series A,
              5.500%, 1/01/2019, (AMBAC insured)                           1,826,842
    1,200,000 Series A,
              5.000%, 7/01/2033, (MBIA insured)                            1,223,448
                                                                     ---------------
                                                                           3,050,290
                                                                     ---------------
              Massachusetts Water Resources Authority -- 6.1%
    1,000,000 General Series A,
              5.250%, 8/01/2020, (MBIA insured)                            1,093,080
    3,240,000 Series A,
              6.500%, 7/15/2019, (FGIC insured)                            3,908,088
                                                                     ---------------
                                                                           5,001,168
                                                                     ---------------
              Michigan Hospital Finance Authority -- 2.0%
    1,500,000 Oakwood Obligated Group,
              5.500%, 11/01/2017                                           1,611,180
                                                                     ---------------
              New England Education Loan Marketing -- 3.9%
    3,000,000 Student Loan Revenue Bond Sub-Issue H,
              6.900%, 11/01/2009                                           3,218,880
                                                                     ---------------
              Puerto Rico Commonwealth Aqueduct & Sewer Authority -- 4.3%
    3,000,000 Aqueduct & Sewer Authority,
              6.250%, 7/01/2013                                            3,483,300
                                                                     ---------------
              Puerto Rico Public Finance Corporation -- 4.0%
    3,000,000 Commonwealth Appropriation Series A,
              5.750%, 8/01/2027                                            3,289,920
                                                                     ---------------
              Tennessee Housing Development Agency --1.9%
    1,500,000 Series A,
              5.200%, 7/01/2023                                            1,555,305
                                                                     ---------------
              University of Massachusetts Building Authority -- 2.8%
    2,200,000 SR - Series 1,
              5.250%, 11/01/2028, (AMBAC insured)                          2,335,498
                                                                     ---------------
              Total Tax Exempt Obligations (Cost $75,451,677)             79,331,909
                                                                     ---------------

                See accompanying notes to financial statements.

    LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME -- SCHEDULE OF INVESTMENTS
                                  (continued)

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                             Value (a)
-----------------------------------------------------------------------------------------------------
Short Term Investment -- 3.1%
$   2,544,814 Repurchase Agreement with Investors Bank & Trust Co. dated
              3/31/2005 at 2.02% to be repurchased at $2,544,957 on
              4/01/2005, collateralized by $2,481,530 Small Business
              Administration Bond, 5.875%, due 5/25/2023 valued at
              $2,672,055                                                           $     2,544,814
                                                                                    ---------------
              Total Short Term Investment (Cost $2,544,814)                              2,544,814
                                                                                    ---------------
              Total Investments -- 100.1%
              (Identified Cost $77,996,491)(b)                                          81,876,723
              Other assets less liabilities                                                (56,395)
                                                                                    ---------------
              Total Net Assets -- 100.0%                                           $    81,820,328
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information:
              At March 31, 2005, the net unrealized appreciation on investments based on cost of $77,995,003 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value over tax cost                      $     4,062,671
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                             (180,951)
                                                                                    ---------------
              Net Unrealized Appreciation                                          $     3,881,720
                                                                                    ===============
              At September 30, 2004, the Fund had a capital loss carryover of approximately
              $2,269,828 of which $1,149,888 expires on September 30, 2007, $116,500 expires on September 30, 2008 and $1,003,440 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
        AMBAC American Municipal Bond Assurance Corp.
         FGIC Financial Guarantee Insurance Company
         MBIA Municipal Bond Investors Assurance Corp.

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

                    Colleges & Universities            31.4%
                    Water & Sewer                      10.4
                    Hospital                           10.1
                    State General Obligation            9.9
                    Transit                             7.1
                    Resource Recovery                   4.9
                    Student Loan                        3.9
                    Airport                             3.7
                    Hospital -- Obligated Group         3.3
                    Housing -- Multifamily              2.5
                    Housing -- Single Family            2.5
                    Redevelopment Agency/Urban Renewal  2.5
                    Other, less than 2% each            4.8

                See accompanying notes to financial statements.

        LOOMIS SAYLES MUNICIPAL INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                              Value (a)
---------------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.1% of Total Net Assets
              California -- 8.8%
$   1,000,000 California Health Facilities Financing Authority, Multiple Obligors,
              4.950%, 7/01/2026                                                     $     1,035,940
    2,000,000 California State,
              5.125%, 6/01/2027                                                           2,065,360
    1,000,000 California State Public Works Board, Coalinga State Hospital,
              5.000%, 6/01/2010                                                           1,063,840
    2,655,000 California Statewide Communities Development Authority,
              5.250%, 7/01/2023                                                           2,835,859
    3,000,000 Sacramento, CA, Power Authority,
              6.000%, 7/01/2022                                                           3,137,700
                                                                                    ---------------
                                                                                         10,138,699
                                                                                    ---------------
              Colorado -- 1.9%
    2,000,000 Denver, CO, City & County Airport,
              5.250%, 11/15/2023, (MBIA insured)                                          2,116,640
                                                                                    ---------------
              District of Columbia -- 4.3%
    1,700,000 District of Columbia,
              5.500%, 6/01/2014                                                           1,847,815
    3,000,000 Metropolitan Washington D.C. Airports Authority,
              5.125%, 10/01/2029, (FGIC insured)                                          3,063,120
                                                                                    ---------------
                                                                                          4,910,935
                                                                                    ---------------
              Florida -- 4.3%
    1,750,000 Coral Gables, FL, Health Facilities Authority, Multiple Obligors,
              5.000%, 8/15/2034                                                           1,854,562
    3,000,000 Highlands County, FL, Health Facilities Authority, Multiple Obligors,
              5.375%, 11/15/2035                                                          3,079,890
                                                                                    ---------------
                                                                                          4,934,452
                                                                                    ---------------
              Illinois -- 5.9%
       90,000 Illinois Educational Facility Authority Revenue,
              5.000%, 7/01/2033                                                              97,906
    1,910,000 Illinois Educational Facility Authority Revenue,
              5.000%, 7/01/2033                                                           1,948,639
    1,500,000 Illinois State,
              5.400%, 12/01/2020, (MBIA insured)                                          1,632,975
    3,000,000 Metropolitan Pier & Exposition Authority, IL,
              5.250%, 6/15/2042, (MBIA insured)                                           3,123,360
                                                                                    ---------------
                                                                                          6,802,880
                                                                                    ---------------
              Indiana -- 1.8%
    2,000,000 Indianapolis, IN, Local Public Improvement Bond Bank,
              5.250%, 7/01/2033, (MBIA insured)                                           2,085,380
                                                                                    ---------------
              Louisiana -- 4.4%
    4,000,000 Desoto Parish, LA, Environmental Improvement,
              5.000%, 11/01/2018                                                          4,011,920
    1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall Authority,
              5.000%, 7/15/2033                                                           1,020,310
                                                                                    ---------------
                                                                                          5,032,230
                                                                                    ---------------
              Massachusetts -- 3.7%
    4,000,000 Massachusetts State,
              5.000%, 3/01/2019                                                           4,210,560
                                                                                    ---------------
              Michigan -- 6.5%
    1,000,000 Michigan State Comprehensive Transportation,
              5.250%, 5/15/2022                                                           1,067,730
    2,850,000 Michigan State Hospital Finance Authority, Henry Ford Health
              System,
              5.500%, 3/01/2014                                                           3,057,309

  Principal
   Amount     Description                                                        Value (a)
---------------------------------------------------------------------------------------------
              Michigan -- continued
$   1,100,000 Michigan State Hospital Finance Authority, Oakwood Obligated
              Group,
              5.500%, 11/01/2014                                              $     1,188,858
    2,000,000 University of Michigan,
              5.250%, 12/01/2020                                                    2,100,080
                                                                              ---------------
                                                                                    7,413,977
                                                                              ---------------
              Minnesota -- 1.9%
    2,000,000 Minnesota State Municipal Power Agency,
              5.250%, 10/01/2024                                                    2,121,140
                                                                              ---------------
              Mississippi -- 4.7%
    2,000,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.700%, 4/01/2022                                                     2,375,920
    2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.800%, 4/01/2022                                                     2,998,225
                                                                              ---------------
                                                                                    5,374,145
                                                                              ---------------
              New Jersey -- 1.8%
    1,000,000 New Jersey Economic Development Authority,
              5.500%, 6/15/2024                                                     1,028,570
    1,000,000 New Jersey Health Care Facilities Financing Authority, Catholic
              Health East,
              5.375%, 11/15/2033                                                    1,029,180
                                                                              ---------------
                                                                                    2,057,750
                                                                              ---------------
              New York -- 16.0%
    3,000,000 New York State Dormitory Authority,
              5.500%, 5/15/2013                                                     3,309,450
    2,740,000 New York State Dormitory Authority,
              5.750%, 7/01/2013                                                     3,033,016
    1,000,000 New York State Dormitory Authority, Rockefeller University,
              5.000%, 7/01/2032                                                     1,032,400
    3,000,000 New York State Municipal Bond Bank Agency,
              5.250%, 6/01/2020                                                     3,189,900
    1,000,000 New York, NY,
              4.250%, 5/15/2019                                                       990,540
    2,000,000 New York, NY,
              6.000%, 1/15/2020                                                     2,246,500
    1,400,000 New York, NY, City Health & Hospital Corp.,
              5.000%, 2/15/2020                                                     1,461,852
    2,000,000 New York, NY, City Municipal Water Finance Authority,
              5.000%, 6/15/2025                                                     2,089,240
    1,000,000 New York, NY, City Municipal Water Finance Authority,
              5.125%, 6/15/2034                                                     1,037,360
                                                                              ---------------
                                                                                   18,390,258
                                                                              ---------------
              North Carolina -- 1.2%
    1,300,000 North Carolina Eastern Municipal Power Agency,
              5.500%, 1/01/2012                                                     1,391,117
                                                                              ---------------
              Oregon -- 5.2%
    1,750,000 Multnomah County, OR, Hospital Facilities Authority, Providence
              Health System,
              5.250%, 10/01/2012                                                    1,912,837
    4,000,000 Western Generation Agency,
              7.400%, 1/01/2016(c)                                                  4,083,720
                                                                              ---------------
                                                                                    5,996,557
                                                                              ---------------
              Pennsylvania -- 6.1%
    1,500,000 Pennsylvania Economic Development Financing Authority,
              6.600%, 1/01/2019                                                     1,507,515

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                      Value (a)
-------------------------------------------------------------------------------------------
              Pennsylvania -- continued
$   5,000,000 Pennsylvania State Industrial Development Authority,
              5.500%, 7/01/2019, (AMBAC insured)                            $     5,524,500
                                                                            ---------------
                                                                                  7,032,015
                                                                            ---------------
              Puerto Rico -- 2.9%
    1,000,000 Puerto Rico Commonwealth Infrastructure Financing Authority,
              5.500%, 10/01/2040                                                  1,076,980
    2,000,000 Puerto Rico Public Finance Corp.,
              5.750%, 8/01/2027                                                   2,193,280
                                                                            ---------------
                                                                                  3,270,260
                                                                            ---------------
              South Carolina -- 2.8%
    3,000,000 Greenville County, SC, School District,
              5.500%, 12/01/2028                                                  3,195,540
                                                                            ---------------
              South Dakota -- 1.1%
    1,250,000 South Dakota Health & Educational Facilities Authority, Sioux
              Valley Hospital,
              5.250%, 11/01/2027                                                  1,268,738
                                                                            ---------------
              Tennessee -- 3.5%
    1,500,000 Maury County, TN, Industrial Development Board, Saturn Corp./
              General Motors Corp.,
              6.500%, 9/01/2024                                                   1,515,405
    1,500,000 Tennessee Housing Development Agency,
              5.200%, 7/01/2023                                                   1,555,305
      860,000 Tennessee Housing Development Agency, Homeownership
              Program,
              5.150%, 7/01/2022                                                     884,209
                                                                            ---------------
                                                                                  3,954,919
                                                                            ---------------
              Texas -- 6.4%
    2,000,000 Dallas-Fort Worth, TX, International Airport,
              5.500%, 11/01/2033                                                  2,103,100
    1,000,000 El Paso, TX,
              5.875%, 8/15/2017                                                   1,063,370
    1,000,000 Katy, TX, Independent School District,
              5.125%, 2/15/2020                                                   1,053,370
    3,000,000 Lewisville, TX, Independent School District,
              5.250%, 8/15/2027                                                   3,118,980
                                                                            ---------------
                                                                                  7,338,820
                                                                            ---------------
              Washington -- 1.9%
    2,000,000 Energy Northwest, WA, Electric, Project No. 1,
              5.500%, 7/01/2014                                                   2,228,060
                                                                            ---------------
              Total Tax Exempt Obligations (Identified Cost $107,523,738)       111,265,072
                                                                            ---------------
  Principal
   Amount
-------------------------------------------------------------------------------------------
Short Term Investment -- 0.4%
      487,351 Repurchase Agreement with Investors Bank & Trust Co. dated
              3/31/2005 at 2.02% to be repurchased at $487,379 on
              4/01/2005, collateralized by $473,635 Small Business
              Administration Bond, 5.875%, due 5/25/2027 valued at
              $511,719                                                              487,351
                                                                            ---------------
              Total Short Term Investment (Cost $487,351)                           487,351
                                                                            ---------------
              Total Investments -- 97.5%
              (Identified Cost $108,011,089)(b)                                 111,752,423
              Other assets less liabilities                                       2,858,170
                                                                            ---------------
              Total Net Assets -- 100.0%                                    $   114,610,593
                                                                            ===============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information:
      At March 31, 2005, the net unrealized appreciation on investments based on cost of $107,669,451 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value over tax cost                                                     $4,403,298
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                       (320,326)
                                                                                        ----------
      Net unrealized appreciation                                                       $4,082,972
                                                                                        ==========
      At September 30, 2004, the Fund had a capital loss carryover of approximately $1,839,271 of which $1,700,392 expires on September 30, 2007 and $138,879 expires on September 30,
      2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
  (c) Illiquid security. At March 31, 2005, the value of this security was $4,083,720 or 3.6% of net assets.
AMBAC American Municipal Bond Assurance Corp.
 FGIC Financial Guarantee Insurance Company
 MBIA Municipal Bond Investors Assurance Corp.

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

          Corporate Backed/Industrial Revenue/Pollution Control 14.3%
          Hospital                                               9.2
          Colleges & Universities                                8.1
          Resource Recovery                                      7.6
          State General Obligation                               7.4
          City and Town                                          6.6
          Hospital -- Obligated Group                            6.5
          Airport                                                6.4
          Special Tax                                            4.5
          Electric                                               3.8
          Lease                                                  2.8
          Bond Bank/Pooled Loan Program                          2.8
          School District                                        2.7
          Non-Profit                                             2.5
          Other, less than 2% each                              11.9

                See accompanying notes to financial statements.

        LOOMIS SAYLES STRATEGIC INCOME FUND -- SCHEDULE OF INVESTMENTS

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                         Value (a)
----------------------------------------------------------------------------------------------
Bonds and Notes -- 90.9% of Total Net Assets
              Convertible Bonds -- 3.7%
              Canada -- 0.6%
$   5,750,000 Nortel Networks Corp., Guaranteed Senior Note
              4.250%, 9/01/2008                                                $     5,318,750
    1,500,000 Rogers Communications, Inc., Note
              2.000%, 11/26/2005                                                     1,470,000
      433,000 TELUS Corp., Note
              6.750%, 6/15/2010, (CAD)                                                 365,765
                                                                               ---------------
                                                                                     7,154,515
                                                                               ---------------
              Ireland -- 0.1%
    1,545,000 Elan Capital Corp., Ltd., Convertible
              6.500%, 11/10/2008                                                     1,096,950
                                                                               ---------------
              United Kingdom -- 0.4%
    3,270,000 Colt Telecom Group PLC, Note
              2.000%, 4/03/2007, (EUR)                                               5,090,017
                                                                               ---------------
              United States -- 2.6%
    3,069,000 Amkor Technology, Inc., Note
              5.000%, 3/15/2007(c)                                                   2,689,211
      200,000 Builders Transport, Inc., Subordinated Note
              6.500%, 5/01/2011(d)(e)(f)(g)(h)                                              20
    1,000,000 Builders Transport, Inc., Subordinated Note
              8.000%, 8/15/2005(d)(e)(f)(g)(h)                                             100
    3,750,000 Chiron Corp.
              1.625%, 8/01/2033                                                      3,473,437
      299,000 Corning, Inc., Senior Note
              3.500%, 11/01/2008                                                       341,234
      194,000 Dixie Group, Inc., Subordinated Note
              7.000%, 5/15/2012                                                        188,180
    3,901,000 EPIX Pharmaceuticals, Inc., Senior Note
              3.000%, 6/15/2024                                                      2,925,750
    2,400,000 Inhale Therapeutic Systems, Inc., Subordinated Note
              3.500%, 10/17/2007                                                     2,280,000
      500,000 IVAX Corp., Senior Note, Convertible
              1.500%, 3/01/2024                                                        510,625
    1,995,000 Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible
              0.500%, 11/30/2008(c)                                                  1,493,756
    2,822,000 Maxtor Corp., Subordinated Note
              5.750%, 3/01/2012(h)                                                   2,455,140
      625,000 Nextel Communications, Inc., Senior Note
              5.250%, 1/15/2010                                                        640,625
      500,000 Preston Corp., Subordinated Note
              7.000%, 5/01/2011(c)                                                     466,250
    4,990,000 Regeneron Pharmaceuticals, Inc., Subordinated Note
              5.500%, 10/17/2008                                                     4,578,325
      311,000 Richardson Electronics, Ltd., 144A
              7.750%, 12/15/2011                                                       305,557
      600,000 SCI Systems, Inc., Subordinated Note, Convertible
              3.000%, 3/15/2007                                                        578,250
    1,200,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible
              3.000%, 8/16/2010                                                      1,150,500
    4,375,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible
              4.000%, 11/15/2013(c)                                                  4,205,469
    5,225,000 Vertex Pharmaceuticals, Inc., Note, 144A
              5.750%, 2/15/2011                                                      4,852,719
                                                                               ---------------
                                                                                    33,135,148
                                                                               ---------------
              Total Convertible Bonds (Identified Cost $45,664,923)                 46,476,630
                                                                               ---------------

  Principal
   Amount     Description                                         Value (a)
------------------------------------------------------------------------------
              Non-Convertible Bonds -- 87.2%
              Argentina -- 0.3%
$   2,405,000 Pecom Energia SA, Note, 144A
              8.125%, 7/15/2010                                $     2,405,000
    3,500,000 Republic of Argentina
              8.875%, 3/01/2029(g)                                     896,280
                                                               ---------------
                                                                     3,301,280
                                                               ---------------
              Brazil -- 1.7%
      128,124 Republic of Brazil
              8.000%, 4/15/2014                                        126,842
   10,350,000 Republic of Brazil
              8.250%, 1/20/2034                                      9,190,800
    6,000,000 Republic of Brazil
              8.875%, 4/15/2024                                      5,691,000
    5,808,000 Republic of Brazil
              10.125%, 5/15/2027                                     6,098,400
                                                               ---------------
                                                                    21,107,042
                                                               ---------------
              Canada -- 16.0%
    1,790,000 Abitibi-Consolidated, Inc., Note
              7.500%, 4/01/2028                                      1,517,025
    1,295,000 Bombardier Inc.
              7.350%, 12/22/2026, (CAD)                                864,154
    2,800,000 Calpine Canada Energy Finance ULC, Note
              8.750%, 10/15/2007, (CAD)                              1,804,810
   14,000,000 Canadian Government
              4.250%, 9/01/2008, (CAD)                              11,823,816
   42,600,000 Canadian Government
              4.500%, 9/01/2007, (CAD)                              36,143,641
    7,210,000 Canadian Government
              4.500%, 9/01/2007, (CAD)                               6,117,865
   13,540,000 Canadian Government
              6.000%, 9/01/2005, (CAD)                              11,339,428
   18,000,000 Canadian Government
              6.000%, 6/01/2008, (CAD)                              15,975,837
      335,000 General Motors Acceptance Corp. of Canada, Ltd.,
              Series E., Note, (MTN)
              6.625%, 12/17/2010, (GBP)                                560,079
      400,000 General Motors Nova Scotia Finance Co., Note
              8.875%, 7/10/2023, (GBP)                                 634,603
    3,550,000 Nortel Networks Corp., Note
              6.875%, 9/01/2023                                      3,274,875
    5,990,000 Province of British Columbia
              5.250%, 12/01/2006, (CAD)                              5,112,513
   28,490,000 Province of British Columbia
              6.000%, 6/09/2008, (CAD)                              25,246,646
   13,000,000 Province of Manitoba
              4.450%, 12/01/2008, (CAD)                             11,013,098
    6,685,000 Province of Manitoba
              5.750%, 6/02/2008, (CAD)                               5,876,348
    1,525,000 Province of Ontario
              3.500%, 9/08/2006, (CAD)                               1,266,074
   32,000,000 Province of Ontario
              5.700%, 12/01/2008, (CAD)                             28,212,148
    6,240,000 Province of Ontario
              5.900%, 3/08/2006, (CAD)                               5,290,825
   18,470,000 Province of Saskatchewan
              5.500%, 6/02/2008, (CAD)                              16,120,230
    5,300,000 Province of Saskatchewan
              6.000%, 6/01/2006, (CAD)                               4,525,782

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                         Value (a)
----------------------------------------------------------------------------------------------
              Canada -- continued
$   8,500,000 Rogers Wireless Communications, Inc., Senior Note
              7.625%, 12/15/2011, (CAD)                                        $     7,305,181
    2,525,000 Rogers Wireless Communications, Inc., Senior Secured Note
              6.375%, 3/01/2014                                                      2,449,250
                                                                               ---------------
                                                                                   202,474,228
                                                                               ---------------
              Cayman Islands -- 0.4%
    1,000,000 Enersis SA, Cayman Island, Note, (yankee)
              7.400%, 12/01/2016                                                     1,039,789
    3,905,000 Vale Overseas, Ltd., Note
              8.250%, 1/17/2034                                                      4,061,200
                                                                               ---------------
                                                                                     5,100,989
                                                                               ---------------
              Chile -- 1.0%
    4,875,000 Empresa Nacional de Electricidad SA, Chile, Note
              7.875%, 2/01/2027                                                      5,281,146
      250,000 Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                                        280,254
    1,700,000 Empresa Nacional de Electricidad SA, Chile, Note
              8.625%, 8/01/2015                                                      1,961,946
    4,525,000 Enersis SA, Chile, Note
              7.375%, 1/15/2014                                                      4,710,566
                                                                               ---------------
                                                                                    12,233,912
                                                                               ---------------
              Dominican Republic -- 0.2%
    3,390,000 Dominican Republic, 144A
              9.040%, 1/23/2013                                                      3,093,375
                                                                               ---------------
              Ireland -- 0.0%
      750,000 Elan Finance Corp., Senior Note, 144A
              7.750%, 11/15/2011(c)                                                    560,625
                                                                               ---------------
              Mexico -- 3.6%
    3,905,000 Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Note,
              (yankee)
              0/11.750%, 6/15/2009(i)                                                3,905,000
  502,200,000 United Mexican States
              9.000%, 12/20/2012, (MXN)                                             41,493,178
                                                                               ---------------
                                                                                    45,398,178
                                                                               ---------------
              Norway -- 0.4%
   10,000,000 Kingdom of Norway
              5.500%, 5/15/2009, (NOK)                                               1,705,704
   22,740,000 Kingdom of Norway
              6.750%, 1/15/2007, (NOK)                                               3,839,181
                                                                               ---------------
                                                                                     5,544,885
                                                                               ---------------
              Philippines -- 0.4%
    3,700,000 Philippine Long Distance Telephone Co., Note, (MTN)
              8.350%, 3/06/2017                                                      3,589,000
    1,883,063 Quezon Power (Philippines) Ltd., Senior Secured Note, (yankee)
              8.860%, 6/15/2017                                                      1,751,248
                                                                               ---------------
                                                                                     5,340,248
                                                                               ---------------
              Republic of Korea -- 0.5%
    5,470,000 Hanarotelecom, Inc., Note, 144A
              7.000%, 2/01/2012(c)                                                   5,295,261
      300,000 Samsung Electronics Co., Ltd., 144A
              7.700%, 10/01/2027                                                       338,273
                                                                               ---------------
                                                                                     5,633,534
                                                                               ---------------
              Singapore -- 0.1%
    1,050,000 SP PowerAssets, Ltd., Series E, Note, (MTN)
              3.730%, 10/22/2010, (SGD)                                                656,601
                                                                               ---------------

  Principal
   Amount     Description                                                   Value (a)
----------------------------------------------------------------------------------------
              South Africa -- 0.2%
$  11,405,000 Republic of South Africa
              12.500%, 12/21/2006, (ZAR)                                 $     1,952,848
                                                                         ---------------
              Supranational -- 2.3%
   80,000,000 Inter-American Development Bank, Series E, Note, (MTN),
              Zero Coupon 5/11/2009, (BRL)(h)                                 16,041,987
   22,300,000 International Bank for Reconstruction & Development, Note,
              (MTN),
              Zero Coupon 8/20/2007, (NZD)                                    13,541,357
                                                                         ---------------
                                                                              29,583,344
                                                                         ---------------
              Sweden -- 2.6%
  207,265,000 Kingdom of Sweden
              6.500%, 5/05/2008, (SEK)                                        32,546,447
                                                                         ---------------
              Thailand -- 3.0%
  975,000,000 Barclays Bank PLC, Note, 144A
              4.160%, 2/22/2010, (THB)(h)                                     24,479,677
  529,000,000 Barclays Financial, LLC, Note, 144A
              4.100%, 3/22/2010, (THB)(h)                                     13,230,408
                                                                         ---------------
                                                                              37,710,085
                                                                         ---------------
              United Kingdom -- 0.6%
    4,005,000 NTL Cable PLC, Note, 144A
              9.750%, 4/15/2014, (GBP)                                         7,791,171
                                                                         ---------------
              United States -- 51.4%
    5,565,000 AES Corp. (The), Note
              8.375%, 3/01/2011, (GBP)                                        10,563,169
    4,020,000 AES Corp. (The), Senior Note
              7.750%, 3/01/2014                                                4,150,650
    1,975,000 AES Corp. (The), Senior Subordinated Note
              8.875%, 11/01/2027                                               2,093,500
    7,390,000 AK Steel Corp., Guaranteed Senior Note
              7.750%, 6/15/2012(c)                                             7,112,875
    1,750,000 Altria Group, Inc., Note
              7.000%, 11/04/2013                                               1,877,809
      750,000 American Airlines, Inc., Series 1999-1, Class A2
              7.024%, 10/15/2009                                                 760,734
    9,853,000 American President Cos., Ltd., Senior Note
              8.000%, 1/15/2024                                               10,345,650
    6,450,000 Amkor Technology, Inc., Senior Note
              7.125%, 3/15/2011(c)                                             5,434,125
      475,000 Amkor Technology, Inc., Senior Note
              7.750%, 5/15/2013(c)                                               399,000
      925,000 Amkor Technology, Inc., Senior Subordinated Note
              10.500%, 5/01/2009(c)                                              827,875
    8,000,000 ASIF Global Financing, Note, 144A
              2.380%, 2/26/2009, (SGD)                                         4,741,861
    3,154,807 Atlas Air Inc.
              9.057%, 1/02/2014(c)                                             2,891,728
    8,284,941 Atlas Air, Inc., Series 1998-1, Class 1A
              7.380%, 1/02/2018                                                8,195,298
   13,716,949 Atlas Air, Inc., Series 1998-1, Class 1B
              7.680%, 1/02/2014                                               11,277,801
    3,937,773 Atlas Air, Inc., Series 1999-1, Class A1
              7.200%, 1/02/2019                                                3,909,424
      468,125 Atlas Air, Inc., Series 1999-1, Class A2
              6.880%, 7/02/2009                                                  449,759
    8,319,594 Atlas Air, Inc., Series 1999-1, Class B
              7.630%, 1/02/2015                                                6,742,134
      824,098 Atlas Air, Inc., Series 2000-1, Class A
              8.707%, 1/02/2019                                                  845,640

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                            Value (a)
---------------------------------------------------------------------------------
              United States -- continued
$     800,000 Bausch & Lomb, Inc., Note
              7.125%, 8/01/2028                                   $       857,906
   12,641,000 Borden Chemical, Inc., Note
              7.875%, 2/15/2023                                        11,503,310
    1,850,000 Borden Chemical, Inc., Note
              9.200%, 3/15/2021                                         1,868,500
    3,014,000 Borden, Inc., Note
              8.375%, 4/15/2016                                         2,893,440
      500,000 Bowater, Inc., Note
              6.500%, 6/15/2013(c)                                        476,250
    6,745,000 Calpine Corp., Senior Note
              7.750%, 4/15/2009(c)                                      4,654,050
      900,000 Calpine Corp., Senior Note
              7.875%, 4/01/2008(c)                                        652,500
    7,905,000 Calpine Corp., Senior Note
              8.500%, 2/15/2011(c)                                      5,573,025
    3,560,000 Calpine Corp., Senior Note
              8.625%, 8/15/2010(c)                                      2,483,100
   12,060,000 Charter Communications Holdings, Inc., Senior Note
              9.625%, 11/15/2009(c)                                     9,436,950
      400,000 Charter Communications Holdings, Inc., Senior Note
              10.000%, 4/01/2009                                          324,000
    1,725,000 Charter Communications Holdings, Inc., Senior Note
              10.000%, 5/15/2011(c)                                     1,323,937
      350,000 Chesapeake Energy Corp., Senior Note, 144A
              6.375%, 6/15/2015                                           345,625
    2,500,000 CIT Group, Inc., Series E, Senior Note, (MTN)
              5.500%, 12/01/2014, (GBP)                                 4,674,211
    3,320,000 Columbia/HCA Healthcare Corp., Note
              7.050%, 12/01/2027                                        3,169,700
      500,000 Columbia/HCA, Inc., Note
              7.500%, 12/15/2023                                          506,663
      500,000 Columbia/HCA, Inc., Note (MTN)
              7.580%, 9/15/2025                                           508,528
      250,000 Continental Airlines, Inc., Senior Note
              8.000%, 12/15/2005(c)                                       246,250
    1,216,590 Continental Airlines, Inc., Series 1997-4, Class 4A
              6.900%, 1/02/2018                                         1,193,756
    2,136,699 Continental Airlines, Inc., Series 1997-4, Class 4B
              6.900%, 1/02/2017                                         1,731,501
    1,544,726 Continental Airlines, Inc., Series 1998-1, Class 1B
              6.748%, 3/15/2017                                         1,260,735
    1,647,514 Continental Airlines, Inc., Series 1999-1, Class A
              6.545%, 2/02/2019                                         1,606,347
    2,727,931 Continental Airlines, Inc., Series 1999-1, Class B
              6.795%, 8/02/2018                                         2,321,880
      401,887 Continental Airlines, Inc., Series 1999-1, Class C
              6.954%, 8/02/2009                                           330,128
    2,011,592 Continental Airlines, Inc., Series 1999-2, Class B
              7.566%, 3/15/2020                                         1,691,436
      556,537 Continental Airlines, Inc., Series 2001-1, Class A1
              6.703%, 6/15/2021                                           532,316
      311,858 Continental Airlines, Inc., Series 2001-1, Class B
              7.373%, 12/15/2015                                          260,827
    4,145,899 Continental Airlines, Inc., Series 2002-2, Class B
              8.307%, 4/02/2018                                         3,561,476
    6,225,000 Corning, Inc., Note
              5.900%, 3/15/2014                                         6,205,092
    6,220,000 Corning, Inc., Note
              6.200%, 3/15/2016                                         6,246,186

  Principal
   Amount     Description                                              Value (a)
-----------------------------------------------------------------------------------
              United States -- continued
$     650,000 Corning, Inc., Note
              6.750%, 9/15/2013                                     $       688,472
    1,000,000 Corning, Inc., Note
              6.850%, 3/01/2029                                             992,246
      350,000 Corning, Inc., Note, (MTN)
              8.300%, 4/04/2025                                             365,687
      400,000 CSC Holdings, Inc., Senior Note
              7.875%, 2/15/2018                                             424,000
      250,000 CSC Holdings, Inc., Series B, Senior Note
              8.125%, 7/15/2009                                             263,750
      250,000 CSC Holdings, Inc., Series B, Senior Note
              8.125%, 8/15/2009                                             263,750
    2,145,000 Cummins, Inc., Note
              7.125%, 3/01/2028                                           2,166,450
      835,000 Dana Corp., Note
              7.000%, 3/01/2029                                             733,280
      310,000 Dana Corp., Senior Note, 144A
              5.850%, 1/15/2015                                             273,077
    8,135,000 Delphi Corp., Note
              7.125%, 5/01/2029(c)                                        6,464,315
    7,285,000 Dillard's Department Stores, Inc., Note
              6.625%, 1/15/2018                                           7,212,150
      425,000 Dillard's Department Stores, Inc., Note
              7.875%, 1/01/2023                                             447,313
    1,350,000 Dillard's, Inc., Note
              7.000%, 12/01/2028                                          1,309,500
    1,600,000 Dillard's, Inc., Note
              7.130%, 8/01/2018                                           1,616,000
    1,500,000 Dillard's, Inc., Note
              7.750%, 7/15/2026                                           1,582,500
    3,705,000 Edison Mission Energy Corp., Senior Note
              7.730%, 6/15/2009                                           3,862,463
    5,350,000 El Paso CGP, Co., Note
              6.950%, 6/01/2028                                           4,654,500
      900,000 EL Paso Corp., Note
              7.000%, 5/15/2011                                             864,000
      750,000 EL Paso Corp., Senior Note, (MTN)
              7.800%, 8/01/2031                                             705,000
    1,000,000 EL Paso Energy Corp., Note, (MTN), (FRN)
              7.750%, 1/15/2032(c)                                          942,500
    4,000,000 FHLMC
              3.220%, 6/20/2007, (SGD)                                    2,464,350
    7,000,000 FHLMC
              4.625%, 2/15/2007, (EUR)                                    9,417,537
   28,200,000 FNMA
              2.290%, 2/19/2009, (SGD)                                   16,791,509
    6,500,000 FNMA
              2.375%, 2/15/2007                                           6,314,750
   34,000,000 FNMA,
              Zero Coupon 10/29/2007, (NZD)                              20,365,060
      150,000 Ford Motor Co., Note
              6.625%, 10/01/2028                                            125,821
    2,110,000 Friendly Ice Cream Corp., Guaranteed Senior Note
              8.375%, 6/15/2012(c)                                        2,004,500
   12,100,000 General Electric Capital Corp., Note
              6.625%, 2/04/2010, (NZD)                                    8,490,030
      500,000 General Electric Capital Corp., Series E, Note, (MTN)
              1.725%, 6/27/2008, (SGD)                                      294,062
    3,100,000 General Electric Capital Corp., Series E, Note, (MTN)
              6.125%, 5/17/2012, (GBP)                                    6,176,010

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

  Principal
   Amount     Description                                                      Value (a)
-------------------------------------------------------------------------------------------
              United States -- continued
$   6,625,000 General Motors Acceptance Corp., Note
              3.610%, 7/16/2007                                             $     6,241,512
    8,000,000 General Motors Acceptance Corp., Note
              3.700%, 3/20/2007                                                   7,610,200
    1,250,000 General Motors Acceptance Corp., Series E, Note, (MTN)
              7.500%, 12/01/2006, (NZD)                                             869,807
      950,000 Georgia-Pacific Corp., Note
              7.250%, 6/01/2028                                                     978,500
    3,200,000 Georgia-Pacific Corp., Note
              7.375%, 12/01/2025                                                  3,344,000
    3,775,000 Georgia-Pacific Corp., Note
              7.750%, 11/15/2029                                                  4,114,750
    1,730,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note
              7.750%, 12/15/2013                                                  1,435,900
    1,000,000 HCA, Inc., Senior Note
              5.750%, 3/15/2014                                                     954,504
    2,515,000 IMC Global, Inc., Note
              7.300%, 1/15/2028                                                   2,552,725
    1,880,000 IMC Global, Inc., Note
              7.375%, 8/01/2018                                                   1,936,400
      640,000 JC Penney Co., Inc., Note
              7.125%, 11/15/2023                                                    633,600
   11,285,000 Lucent Technologies, Inc., Note
              6.450%, 3/15/2029                                                   9,733,313
    1,250,000 McDonald's Corp., Series E, Note, (MTN)
              3.6275%, 10/10/2010, (SGD)                                            772,422
      881,000 Missouri Pacific Railroad Co., Note
              5.000%, 1/01/2045                                                     714,711
    1,000,000 Morgan Stanley, Note
              5.375%, 11/14/2013, (GBP)                                           1,898,929
    3,175,000 Northern Telecom Capital Corp., Note
              7.875%, 6/15/2026                                                   3,190,875
    5,840,000 Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018(c)                                                5,942,200
    3,000,000 Pemex Project Funding Master Trust, Note, 144A
              8.625%, 12/01/2023                                                  3,397,500
    4,350,000 Pemex Project Funding Master Trust, Note, 144A
              9.500%, 9/15/2027(c)                                                5,328,750
    2,000,000 Pharma Services Intermediate Holding Corp., Senior Note, 144A
              0/11.500%, 4/01/2014(i)                                             1,410,000
    1,900,000 Qwest Capital Funding, Inc., Guaranteed Note
              7.000%, 8/03/2009(c)                                                1,781,250
    2,420,000 Qwest Capital Funding, Inc., Guaranteed Note
              7.625%, 8/03/2021(c)                                                2,044,900
      600,000 Qwest Capital Funding, Inc., Note
              6.500%, 11/15/2018                                                    477,000
   33,250,000 Qwest Capital Funding, Inc., Note
              6.875%, 7/15/2028(c)                                               25,768,750
      825,000 Qwest Capital Funding, Inc., Note
              7.250%, 2/15/2011(c)                                                  769,313
    1,700,000 Qwest Capital Funding, Inc., Note
              7.750%, 2/15/2031(c)                                                1,436,500
      250,000 Qwest Capital Funding, Inc., Note
              7.900%, 8/15/2010(c)                                                  239,375
      350,000 Qwest Corp., Note
              7.250%, 9/15/2025                                                     327,250
      225,162 Salton SEA Funding Corp., Series C, Senior Secured Note
              7.840%, 5/30/2010                                                     240,494
      750,000 Southern Natural Gas Co., Note
              7.350%, 2/15/2031                                                     766,043

  Principal
   Amount     Description                                                     Value (a)
------------------------------------------------------------------------------------------
              United States -- continued
$   2,600,000 Tennessee Gas Pipeline Co., Note
              7.000%, 10/15/2028                                           $     2,551,180
      496,687 Tiverton Power Associates, LP, Note, 144A
              9.000%, 7/15/2018                                                    372,515
    6,405,000 TTI Holding Corp., Senior Subordinated Note, 144A
              10.000%, 3/15/2013                                                 6,356,963
    5,000,000 U.S. Treasury Note
              1.625%, 2/28/2006                                                  4,920,310
  110,775,000 U.S. Treasury Note
              2.500%, 5/31/2006                                                109,450,906
   49,730,000 U.S. Treasury Note
              2.625%, 5/15/2008(c)                                              47,771,882
   29,225,000 U.S. Treasury Note
              2.750%, 6/30/2006(c)                                              28,930,470
   50,270,000 U.S. Treasury Note
              3.000%, 2/15/2008(c)                                              48,995,555
    1,020,000 United Rentals North America, Inc., Senior Subordinated Note
              7.000%, 2/15/2014(c)                                                 933,300
    2,500,000 Wal-Mart Stores, Inc., Note
              4.750%, 1/29/2013, (GBP)                                           4,606,563
      600,000 Williams Cos., Inc., Note
              7.875%, 9/01/2021                                                    654,000
      965,000 Williams Cos., Inc., Senior Note
              7.750%, 6/15/2031                                                  1,042,200
    8,600,000 Williams Cos., Inc., Series A, Note
              7.500%, 1/15/2031                                                  9,030,000
    1,000,000 Woolworth Corp., Note
              8.500%, 1/15/2022                                                  1,085,000
   15,550,000 Xerox Capital Trust I, Guaranteed Note
              8.000%, 2/01/2027                                                 15,550,000
    1,730,000 Xerox Corp., Note, (MTN)
              7.200%, 4/01/2016                                                  1,781,900
                                                                           ---------------
                                                                               650,227,456
                                                                           ---------------
              Uruguay -- 0.3%
    1,600,000 Republic of Uruguay
              7.500%, 3/15/2015                                                  1,464,000
    2,834,959 Republic of Uruguay
              7.875%, 1/15/2033                                                  2,445,152
                                                                           ---------------
                                                                                 3,909,152
                                                                           ---------------
              Venezuela -- 2.2%
   16,535,000 Cerro Negro Finance, Ltd., Note, 144A
              7.900%, 12/01/2020                                                15,377,550
    8,905,000 Petrozuata Finance, Inc., Note, Series B, 144A
              8.220%, 4/01/2017                                                  8,370,700
    3,640,000 Republic of Venezuela
              9.250%, 9/15/2027                                                  3,609,060
                                                                           ---------------
                                                                                27,357,310
                                                                           ---------------
              Total Non-Convertible Bonds (Identified Cost $1,055,352,098)   1,101,572,710
                                                                           ---------------
              Total Bonds and Notes (Identified Cost $1,101,017,021)         1,148,049,340
                                                                           ---------------
   Shares
------------------------------------------------------------------------------------------
Preferred Stocks -- 2.9%
              Philippines -- 0.6%
      156,314 Philippine Long Distance Telephone Co., Sponsored GDR,
              Convertible, $24.80, 12/31/2049                                    7,659,386
                                                                           ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)


   Shares        Description                                                     Value (a)
------------------------------------------------------------------------------------------------
                 United States -- 2.3%
       27,950    AES Trust III, Convertible, Preferred,
                 6.75%, 10/15/2029(c)                                         $     1,306,662
       20,725    CMS Energy Trust I, Convertible, 7.75%, 7/15/2027                  1,051,794
       51,500    Cummins Capital Trust I, Convertible                               4,084,671
       10,000    El Paso Tennessee Pipeline Co. Class A                               505,313
       32,900    Felcor Lodging Trust Inc. (REIT) Convertible,
                 8.08%, 12/31/2049                                                    814,275
       24,550    Host Marriott Finance Trust (REIT), Convertible                    1,356,387
        7,400    Lucent Technologies Capital Trust I, Convertible,
                 7.75%, 3/15/2017(c)                                                7,688,600
       15,000    Newell Financial Trust I, Convertible                                695,625
      217,475    Owens-Illinois, Inc., Convertible, 4.75%, 12/31/2049               9,188,319
       31,875    Pacific Gas & Electric Co.                                           811,219
          800    Pacific Gas & Electric Co., Series G                                  17,480
        9,500    Southern California Edison Co.                                       964,844
       10,000    United Rentals Trust I, Convertible                                  442,500
                                                                              ---------------
                                                                                   28,927,689
                                                                              ---------------
                 Total Preferred Stocks (Identified Cost $30,204,925)              36,587,075
                                                                              ---------------
Common Stocks -- 2.4%
                 Brazil -- 0.3%
      117,000    Cia Vale do Rio Doce, ADR(c)                                       3,698,370
                                                                              ---------------
                 United States -- 2.1%
      224,500    Associated Estates Realty Corp. (REIT)                             2,238,266
       53,260    Chesapeake Energy Corp.                                            1,168,524
       27,045    CIM High Yield Securities Fund                                       108,451
       10,439    Corning, Inc.                                                        116,186
      182,500    Developers Diversified Realty Corp. (REIT)                         7,254,375
      282,500    Duke Energy Corp.(c)                                               7,912,825
       51,300    High Income Opportunity Fund, Inc.(c)                                323,703
       47,136    Morgan Stanley Emerging Markets Debt Fund, Inc.(c)                   434,123
        6,300    Senior High Income Portfolio, Inc.                                    36,666
      117,700    Simon Property Group, Inc.                                         7,130,266
                                                                              ---------------
                                                                                   26,723,385
                                                                              ---------------
                 Total Common Stocks (Identified Cost $20,117,925)                 30,421,755
                                                                              ---------------
  Principal
   Amount
------------------------------------------------------------------------------------------------
Short Term Investments -- 18.5%
$  27,595,571    Repurchase Agreement with Investors Bank & Trust Co. dated
                 3/31/2005 at 2.02% to be repurchased at $27,597,119 on
                 4/1/2005, collateralized by $21,060,000 Federal Home Loan
                 Mortgage Corporation Bond, 3.310%, due 1/15/2033 valued at
                 $21,002,991 and $7,918,380 Federal National Mortgage
                 Association Bond, 3.350%, due 9/25/2032 valued at $7,977,662      27,595,571
    9,156,322    Bank of America, 2.77%, due 4/18/2005(j)                           9,156,322
    9,156,322    Bank of America, 2.82%, due 5/16/2005(j)                           9,156,322
    2,788,315    Bank of Montreal, 2.60%, due 4/04/2005(j)                          2,788,315
   10,061,659    Bank of Montreal, 2.75%, due 4/08/2005(j)                         10,061,659
   16,298,253    Bank of Nova Scotia, 2.70%, due 4/11/2005(j)                      16,298,252
    3,662,529    Bank of Nova Scotia, 2.73%, due 4/14/2005(j)                       3,662,529
    9,156,322    Bank of Nova Scotia, 2.78%, due 4/28/2005(j)                       9,156,322
    5,493,794    Barclays, 2.785%, due 4/25/2005(j)                                 5,493,793
    9,971,327    BGI Institutional Money Market Fund(j)                             9,971,327
   27,468,965    BNP Paribas, 2.73%, due 4/07/2005(j)                              27,468,965
    9,156,322    BNP Paribas, 2.91%, due 6/15/2005(j)                               9,156,322
    3,739,001    Calyon, 2.77%, due 4/21/2005(j)                                    3,739,001
    1,687,750    Den Danske Bank, 2.77%, due 4/26/2005(j)                           1,687,750

  Principal
   Amount        Description                                                            Value (a)
-------------------------------------------------------------------------------------------------------
Short Term Investments -- continued
$   3,662,529    Falcon Asset Securitization Corp, 2.727%, due 4/13/2005(j)          $     3,662,529
    8,936,570    Fortis Bank, 2.44%, due 4/14/2005(j)                                      8,936,570
    9,156,322    Fortis Bank, 2.80%, due 4/06/2005(j)                                      9,156,322
    3,967,404    Goldman Sachs Financial Square Prime Obligations Fund(j)                  3,967,404
    9,156,322    Govco Incorporated, 2.60%, due 4/05/2005(j)                               9,156,322
    4,400,129    Keybank, 2.844%, due 4/01/2005(j)                                         4,400,129
    4,527,862    Merrill Lynch Premier Institutional Fund(j)                               4,527,861
    2,613,819    Merrimac Cash Fund-Premium Class(j)                                       2,613,819
    9,156,322    Rabobank Nederland, 2.78%, due 4/29/2005(j)                               9,156,322
    9,907,208    Royal Bank of Scotland, 2.75%, due 4/05/2005(j)                           9,907,208
    9,156,322    Svenska Handlesbanken, 2.70%, due 4/11/2005(j)                            9,156,322
    1,831,264    The Bank of the West, 2.79%, due 4/22/2005(j)                             1,831,264
    1,831,264    Toronto Dominion Bank, 3.01%, due 6/24/2005(j)                            1,831,264
    3,662,529    UBS AG, 2.805%, due 5/03/2005(j)                                          3,662,529
    3,662,529    Wells Fargo, 2.78%, due 4/20/2005(j)                                      3,662,529
    1,290,927    Wells Fargo, 2.79%, due 4/08/2005(j)                                      1,290,927
    1,831,264    Yorktown Capital LLC, 2.636%, due 4/01/2005(j)                            1,831,264
                                                                                     ---------------
                 Total Short Term Investments (Identified Cost $234,143,036)             234,143,035
                                                                                     ---------------
                 Total Investments -- 114.7%
                 (Identified Cost $1,385,482,907)(b)                                   1,449,201,205
                 Other assets less liabilities                                          (186,158,775)
                                                                                     ---------------
                 Total Net Assets -- 100%                                            $ 1,263,042,430
                                                                                     ===============
          (a)    See Note 2a of Notes to Financial Statements.
          (b)    Federal Tax Information:
                 At March 31, 2005, the net unrealized appreciation on investments based on cost of $1,387,882,786 for federal income tax purposes was as follows:
                 Aggregate gross unrealized appreciation for all investments in
                 which there is an excess of value over tax cost                     $    75,837,320
                 Aggregate gross unrealized depreciation for all investments in
                 which there is an excess of tax cost over value                         (14,518,901)
                                                                                     ---------------
                 Net unrealized appreciation                                         $    61,318,419
                                                                                     ===============
                 At September 30, 2004, the Fund had a capital loss carryover of approximately
                 $49,383,086 of which $3,167,856 expires on September 30, 2007, $6,500,127 expires on September 30, 2008, $10,848,517 expires on September 30, 2009,
                 $21,770,312 expires on September 30, 2010 and $7,096,274 expires on September
                 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.
          (c)    All or a portion of this security was on loan to brokers at March 31, 2005.
          (d)    Non-income producing security.
          (e)    Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
          (f)    Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
          (g)    Security is in default of principal and interest payment.
          (h)    Illiquid security. At March 31, 2005, the value of these securities amounted to
                 $56,207,332 or 4.45% of net assets.
          (i)    Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
          (j)    Represents investments of securities lending collateral.

                See accompanying notes to financial statements.

Investments as of March 31, 2005 (unaudited)

ADR/GDR An American Depositary (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a
        Custodian Bank representing the right to receive securities of the foreign issuer described.
        The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
    FRN Floating Rate Note
    MTN Medium Term Note
   REIT Real Estate Investment Trust
 yankee U.S. dollar denominated security issued by a non-U.S. company.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $108,326,607 or
        8.6% of net assets.
    BRL Brazilian Real
    CAD Canadian Dollar
    EUR Euro
    GBP British Pound
    MXN Mexican Peso
    NOK Norwegian Krone
    NZD New Zealand Dollar
    SEK Swedish Krona
    SGD Singapore Dollar
    THB Thai Baht
    ZAR South African Rand

Holdings at March 31, 2005 as a Percentage of Net Assets (unaudited)

                        Treasuries                19.1%
                        Sovereigns                15.9
                        Foreign Local Governments  7.8
                        Technology                 6.2
                        Government Agencies        4.3
                        Wirelines                  4.3
                        Electric                   3.9
                        Banking                    3.8
                        Transportation Services    3.2
                        Automotive                 2.3
                        Pharmaceuticals            2.1
                        Other, less than 2% each  23.3

                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                      STATEMENTS OF ASSETS & LIABILITIES

March 31, 2005 (unaudited)

                                                                                            Limited Term
                                                                                             Government
                                           Core Plus Bond Fund      High Income Fund       and Agency Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         271,892,033  $          45,774,251  $         230,225,463
 Net unrealized appreciation
   (depreciation)                                     3,248,428              2,457,698               (959,049)
                                          ---------------------  ---------------------  ---------------------
   Investments at value(a)                          275,140,461             48,231,949            229,266,414
 Receivable for Fund shares sold                        495,007                 15,703                 30,472
 Receivable for securities sold                              --                347,065                 13,236
 Dividends and interest receivable                    3,200,570                745,687              1,082,038
 Tax reclaims receivable                                     --                    144                     --
 Receivable from investment adviser                      22,626                     --                  9,225
 Securities lending income receivable                     1,972                  3,888                  5,318
 Prepaid insurance expense                                  749                    116                  1,227
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     278,861,385             49,344,552            230,407,930
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value                                              5,040,121              6,386,573             43,758,180
 Payable for securities purchased                     6,255,140                170,207                     --
 Payable for Fund shares redeemed                       947,653                130,900                168,135
 Dividends payable                                      372,140                108,366                106,946
 Management fees payable                                 96,522                 22,509                 80,776
 Deferred Trustees' fees                                176,614                 41,827                154,953
 Transfer agent fees payable                            373,022                  9,170                 49,940
 Accounting and administrative fees
   payable                                               19,790                  2,434                 12,077
 Payable for when-issued securities                          --                     --             11,789,466
 Deferred expense payable                                    --                     --                     --
 Other accounts payable and accrued
   expenses                                              85,120                 31,745                 63,979
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 13,366,122              6,903,731             56,184,452
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         265,495,263  $          42,440,821  $         174,223,478
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid in capital                          $         284,483,693  $         124,130,868  $         195,120,845
 Undistributed (overdistributed) net
   investment income                                    (41,105)              (107,098)              (398,504)
 Accumulated net realized gain (loss)
   on investments                                   (22,211,973)           (84,043,007)           (19,539,814)
 Net unrealized appreciation
   (depreciation) of investments and
   foreign currency translations                      3,264,648              2,460,058               (959,049)
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         265,495,263  $          42,440,821  $         174,223,478
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $         109,329,031  $          23,928,642  $         150,251,581
                                          =====================  =====================  =====================
   Shares of beneficial interest                      9,565,368              4,873,758             13,508,935
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               11.43  $                4.91  $               11.12
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value)                      $               11.97  $                5.14  $               11.46
                                          =====================  =====================  =====================
 Class B shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $         139,669,624  $          15,644,781  $          17,421,335
                                          =====================  =====================  =====================
   Shares of beneficial interest                     12,210,695              3,184,714              1,569,903
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               11.44  $                4.91  $               11.10
                                          =====================  =====================  =====================
 Class C shares: (redemption price is
   equal to net asset value less any
   applicable contingent deferred sales
   charges)
   Net assets                             $           6,043,707  $           2,867,398  $           6,049,392
                                          =====================  =====================  =====================
   Shares of beneficial interest                        528,013                583,910                544,267
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               11.45  $                4.91  $               11.11
                                          =====================  =====================  =====================
 Class Y shares:
   Net assets                             $          10,452,901  $                  --  $             501,170
                                          =====================  =====================  =====================
   Shares of beneficial interest                        910,809                     --                 44,906
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               11.48  $                  --  $               11.16
                                          =====================  =====================  =====================

(a) Including securities on loan with
 market values of:                        $           4,919,602  $           6,210,266  $          43,001,407
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.


        Massachusetts Tax          Municipal              Strategic
        Free Income Fund          Income Fund            Income Fund
      ---------------------  ---------------------  ---------------------
                             ---------------------  ---------------------
      $          77,996,491  $         108,011,089  $       1,385,482,907
                  3,880,232              3,741,334             63,718,298
      ---------------------  ---------------------  ---------------------
                 81,876,723            111,752,423          1,449,201,205
                      1,853                  1,957             16,172,970
                         --              1,563,736                     --
                  1,308,197              1,679,527             16,839,939
                         --                     --                 11,264
                         --                     --                     --
                         --                     --                 39,430
                        220                    315                  1,576
      ---------------------  ---------------------  ---------------------
                 83,186,993            114,997,958          1,482,266,384
      ---------------------  ---------------------  ---------------------
                         --                     --            206,547,464
                  1,098,970                     --              8,252,702
                     57,104                 41,141              1,155,036
                     62,243                110,342              2,276,944
                     41,842                 47,323                632,566
                     48,372                103,787                101,665
                     17,627                 27,951                 32,457
                      5,411                  8,110                 67,024
                         --                     --                     --
                         --                     --                 69,643
                     35,096                 48,711                 88,453
      ---------------------  ---------------------  ---------------------
                  1,366,665                387,365            219,223,954
      ---------------------  ---------------------  ---------------------
      $          81,820,328  $         114,610,593  $       1,263,042,430
      =====================  =====================  =====================
      $          80,577,978  $         112,017,332  $       1,239,730,227
                     17,992                150,514                749,097
                 (2,655,874)            (1,298,587)           (41,158,670)
                  3,880,232              3,741,334             63,721,776
      ---------------------  ---------------------  ---------------------
      $          81,820,328  $         114,610,593  $       1,263,042,430
      =====================  =====================  =====================
      $          77,767,103  $         106,473,498  $         608,326,284
      =====================  =====================  =====================
                  4,712,337             14,349,205             43,685,186
      =====================  =====================  =====================
      $               16.50  $                7.42  $               13.93
      =====================  =====================  =====================
      $               17.23  $                7.77  $               14.59
      =====================  =====================  =====================
      $           4,053,225  $           8,137,095  $         136,829,040
      =====================  =====================  =====================
                    246,155              1,095,371              9,791,727
      =====================  =====================  =====================
      $               16.47  $                7.43  $               13.97
      =====================  =====================  =====================
      $                  --  $                  --  $         489,501,491
      =====================  =====================  =====================
                         --                     --             35,045,611
      =====================  =====================  =====================
      $                  --  $                  --  $               13.97
      =====================  =====================  =====================
      $                  --  $                  --  $          28,385,615
      =====================  =====================  =====================
                         --                     --              2,038,523
      =====================  =====================  =====================
      $                  --  $                  --  $               13.92
      =====================  =====================  =====================

      $                  --  $                  --  $         201,196,066
      =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2005 (unaudited)

                                                                                            Limited Term
                                                                                             Government
                                           Core Plus Bond Fund      High Income Fund       and Agency Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
INVESTMENT INCOME
 Dividends                                $                  --  $              47,916  $                  --
 Interest                                             7,114,625              1,793,928              2,328,896
 Securities lending income                               12,438                 18,351                  8,250
 Less net foreign taxes withheld                             --                   (618)                    --
                                          ---------------------  ---------------------  ---------------------
                                                      7,127,063              1,859,577              2,337,146
                                          ---------------------  ---------------------  ---------------------
 Expenses
   Management fees                                      587,536                137,110                356,566
   Service fees - Class A                               145,986                 31,755                135,203
   Service and distribution fees -
    Class B                                             731,035                 86,755                 48,995
   Service and distribution fees -
    Class C                                              31,011                 14,743                 32,593
   Trustees' fees and expenses                           26,922                 10,272                 13,238
   Accounting and administrative                         94,223                 14,609                 42,311
   Custodian                                             44,878                 28,721                 31,413
   Transfer agent fees - Class A, Class
    B, Class C                                          494,565                 54,189                117,839
   Transfer agent fees - Class Y                         29,869                     --                  8,250
   Audit and tax services                                15,616                 16,613                 12,249
   Legal                                                  9,972                  1,696                  5,185
   Shareholder reporting                                 35,322                 13,193                 15,381
   Registration                                          29,335                 16,631                 20,209
   Miscellaneous                                         16,922                  6,384                 13,576
                                          ---------------------  ---------------------  ---------------------
 Total expenses                                       2,293,192                432,671                853,008
   Less waiver                                         (124,578)                    --                 (4,425)
                                          ---------------------  ---------------------  ---------------------
 Net expenses                                         2,168,614                432,671                848,583
                                          ---------------------  ---------------------  ---------------------
 Net investment income                                4,958,449              1,426,906              1,488,563
                                          ---------------------  ---------------------  ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                  2,037,425              1,105,823                (39,594)
   Foreign currency transactions - net                   41,818                   (986)                    --
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                 (5,655,298)              (221,597)            (1,694,078)
   Foreign currency transactions - net                   (4,532)                 1,718                     --
                                          ---------------------  ---------------------  ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             (3,580,587)               884,958             (1,733,672)
                                          ---------------------  ---------------------  ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $           1,377,862  $           2,311,864  $            (245,109)
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.


        Massachusetts Tax          Municipal              Strategic
        Free Income Fund          Income Fund            Income Fund
      ---------------------  ---------------------  ---------------------
      ---------------------  ---------------------  ---------------------
      $                  --  $                  --  $           1,720,351
                  2,001,591              2,793,942             26,955,070
                         --                     --                130,578
                         --                     --                (48,273)
      ---------------------  ---------------------  ---------------------
                  2,001,591              2,793,942             28,757,726
      ---------------------  ---------------------  ---------------------
                    249,213                282,624              2,981,664
                     98,571                136,170                574,008
                     21,072                 42,773                674,200
                         --                     --              1,819,431
                     11,677                 17,141                 32,375
                     27,560                 39,405                318,487
                     19,447                 20,344                 99,925
                     64,645                 89,045                539,635
                         --                     --                 13,793
                     12,323                 12,973                 17,610
                      3,190                  5,185                 12,964
                     12,660                 10,727                 49,415
                      9,089                 16,800                 36,600
                      6,035                 12,434                 35,750
      ---------------------  ---------------------  ---------------------
                    535,482                685,621              7,205,857
                         --                     --                     --
      ---------------------  ---------------------  ---------------------
                    535,482                685,621              7,205,857
      ---------------------  ---------------------  ---------------------
                  1,466,109              2,108,321             21,551,869
      ---------------------  ---------------------  ---------------------
                    352,280                959,167              8,992,878
                         --                     --                538,550
                   (738,211)            (1,789,956)             9,571,296
                         --                     --               (296,098)
      ---------------------  ---------------------  ---------------------
                   (385,931)              (830,789)            18,806,626
      ---------------------  ---------------------  ---------------------
      $           1,080,178  $           1,277,532  $          40,358,495
      =====================  =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                            Core Plus Bond Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                     March 31,             Year Ended
                                                        2005              September 30,
                                                    (unaudited)               2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           4,958,449  $          11,076,363
  Net realized gain (loss) on investments and
   foreign currency transactions                           2,079,243              9,525,887
  Net change in unrealized appreciation
   (depreciation) of investments                          (5,659,830)            (6,354,947)
                                               ---------------------  ---------------------
  Increase (decrease) in net assets resulting
   from operations                                         1,377,862             14,247,303
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (3,372,215)            (5,832,828)
   Class B                                                (3,628,955)            (5,866,726)
   Class C                                                  (154,352)              (259,130)
   Class Y                                                  (329,690)              (806,864)
                                               ---------------------  ---------------------
                                                          (7,485,212)           (12,765,548)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE
 TRANSACTIONS                                            (14,065,774)           (36,519,835)
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                       465                    164
   Class B                                                       582                    204
   Class C                                                        25                      7
   Class Y                                                        43                     17
                                               ---------------------  ---------------------
                                                               1,115                    392
                                               ---------------------  ---------------------
  Total increase (decrease) in net assets                (20,172,009)           (35,037,688)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                    285,667,272            320,704,960
                                               ---------------------  ---------------------
  End of period                                $         265,495,263  $         285,667,272
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $             (41,105) $           2,485,658
                                               =====================  =====================

                                                             High Income Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                     March 31,             Year Ended
                                                        2005              September 30,
                                                    (unaudited)               2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           1,426,906  $           3,223,716
  Net realized gain (loss) on investments and
   foreign currency transactions                           1,104,837              2,160,377
  Net change in unrealized appreciation
   (depreciation) of investments                            (219,879)              (389,892)
                                               ---------------------  ---------------------
  Increase (decrease) in net assets resulting
   from operations                                         2,311,864              4,994,201
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                  (833,413)            (1,756,090)
   Class B                                                  (505,123)            (1,304,202)
   Class C                                                   (85,448)              (172,398)
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                          (1,423,984)            (3,232,690)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE
 TRANSACTIONS                                             (3,667,388)            (6,616,858)
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                     2,033                    146
   Class B                                                     1,362                    110
   Class C                                                       236                     16
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                               3,631                    272
                                               ---------------------  ---------------------
  Total increase (decrease) in net assets                 (2,775,877)            (4,855,075)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                     45,216,698             50,071,773
                                               ---------------------  ---------------------
  End of period                                $          42,440,821  $          45,216,698
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $            (107,098) $            (110,020)
                                               =====================  =====================

                                                  Limited Term Government and Agency Fund
                                               --------------------------------------------
                                                  Six Months Ended
                                                     March 31,             Year Ended
                                                        2005              September 30,
                                                    (unaudited)               2004
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           1,488,563  $           3,418,590
  Net realized gain (loss) on investments and
   foreign currency transactions                             (39,594)             1,021,149
  Net change in unrealized appreciation
   (depreciation) of investments                          (1,694,078)            (2,043,680)
                                               ---------------------  ---------------------
  Increase (decrease) in net assets resulting
   from operations                                          (245,109)             2,396,059
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (1,572,384)            (4,112,174)
   Class B                                                  (105,816)              (358,642)
   Class C                                                   (70,326)              (232,332)
   Class Y                                                   (28,424)              (214,192)
                                               ---------------------  ---------------------
                                                          (1,776,950)            (4,917,340)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 DERIVED FROM CAPITAL SHARE
 TRANSACTIONS                                             48,256,293            (16,942,090)
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
  Total increase (decrease) in net assets                 46,234,234            (19,463,371)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                    127,989,244            147,452,615
                                               ---------------------  ---------------------
  End of period                                $         174,223,478  $         127,989,244
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME (LOSS)                  $            (398,504) $            (110,117)
                                               =====================  =====================

                See accompanying notes to financial statements.

     Massachusetts Tax Free Income Fund                     Municipal Income Fund
--------------------------------------------    --------------------------------------------
   Six Months Ended                                Six Months Ended
      March 31,               Year Ended              March 31,             Year Ended
         2005                September 30,               2005              September 30,
     (unaudited)                 2004                (unaudited)               2004
---------------------    ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------
$           1,466,109    $           3,273,976  $           2,108,321  $           5,063,313
              352,280                 (325,070)               959,167               (199,243)
             (738,211)               1,181,062             (1,789,956)             1,189,663
---------------------    ---------------------  ---------------------  ---------------------
            1,080,178                4,129,968              1,277,532              6,053,733
---------------------    ---------------------  ---------------------  ---------------------
           (1,407,423)              (3,115,670)            (1,981,283)            (4,693,919)
              (59,317)                (157,408)              (123,364)              (324,812)
                   --                       --                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
           (1,466,740)              (3,273,078)            (2,104,647)            (5,018,731)
---------------------    ---------------------  ---------------------  ---------------------
           (3,654,202)              (7,548,538)            (5,450,785)           (17,936,186)
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
           (4,040,764)              (6,691,648)            (6,277,900)           (16,901,184)
---------------------    ---------------------  ---------------------  ---------------------
           85,861,092               92,552,740            120,888,493            137,789,677
---------------------    ---------------------  ---------------------  ---------------------
$          81,820,328    $          85,861,092  $         114,610,593  $         120,888,493
=====================    =====================  =====================  =====================
$              17,992    $              18,623  $             150,514  $             146,840
=====================    =====================  =====================  =====================

            Strategic Income Fund
--------------------------------------------
   Six Months Ended
      March 31,             Year Ended
         2005              September 30,
     (unaudited)               2004
---------------------  ---------------------
---------------------  ---------------------
$          21,551,869  $          27,670,276
            9,531,428             15,404,828
            9,275,198             21,984,923
---------------------  ---------------------
           40,358,495             65,060,027
---------------------  ---------------------
          (13,266,322)           (14,995,915)
           (3,372,782)            (6,962,890)
           (8,898,283)            (8,540,977)
             (583,273)              (428,194)
---------------------  ---------------------
          (26,120,660)           (30,927,976)
---------------------  ---------------------
          509,940,542            377,319,844
---------------------  ---------------------
               12,802                  1,885
                3,599                    817
               10,191                  1,391
                  563                     65
---------------------  ---------------------
               27,155                  4,158
---------------------  ---------------------
          524,205,532            411,456,053
---------------------  ---------------------
          738,836,898            327,380,845
---------------------  ---------------------
$       1,263,042,430  $         738,836,898
=====================  =====================
$             749,097  $           5,317,888
=====================  =====================

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                               Income (loss) from investment operations:            Less distributions:
                               ---------------------------------------   -----------------------------------------

                    Net asset
                     value,                    Net realized                Dividends    Distributions
                    beginning      Net        and unrealized Total from       from        from net
                       of       investment    gain (loss) on investment  net investment   realized        Total      Redemption
                     period       income       investments   operations      income     capital gains distributions     fee
                    ---------- ----------     -------------- ----------  -------------- ------------- ------------- ----------
CORE PLUS BOND FUND
   Class A
  03/31/2005(k)     $    11.69 $     0.23(c)    $    (0.15)  $     0.08    $    (0.34)   $       --    $    (0.34)       0.00(g)
  09/30/2004             11.63       0.47(c)          0.13         0.60         (0.54)           --         (0.54)       0.00(g)
  09/30/2003(f)          11.28       0.37(c)          0.34         0.71         (0.36)           --         (0.36)         --
  12/31/2002             11.59       0.63(c)         (0.32)        0.31         (0.62)           --         (0.62)         --
  12/31/2001(d)          11.52       0.73             0.10         0.83         (0.76)           --         (0.76)         --
  12/31/2000             11.51       0.78             0.03         0.81         (0.80)           --         (0.80)         --
  12/31/1999             12.36       0.81            (0.86)       (0.05)        (0.79)        (0.01)        (0.80)         --
   Class B
  03/31/2005(k)          11.70       0.19(c)         (0.16)        0.03         (0.29)           --         (0.29)       0.00(g)
  09/30/2004             11.62       0.38(c)          0.14         0.52         (0.44)           --         (0.44)       0.00(g)
  09/30/2003(f)          11.28       0.30(c)          0.34         0.64         (0.30)           --         (0.30)         --
  12/31/2002             11.59       0.55(c)         (0.32)        0.23         (0.54)           --         (0.54)         --
  12/31/2001(d)          11.51       0.64             0.10         0.74         (0.66)           --         (0.66)         --
  12/31/2000             11.51       0.70             0.02         0.72         (0.72)           --         (0.72)         --
  12/31/1999             12.36       0.72            (0.86)       (0.14)        (0.70)        (0.01)        (0.71)         --
   Class C
  03/31/2005(k)          11.71       0.19(c)         (0.16)        0.03         (0.29)           --         (0.29)       0.00(g)
  09/30/2004             11.63       0.38(c)          0.14         0.52         (0.44)           --         (0.44)       0.00(g)
  09/30/2003(f)          11.29       0.30(c)          0.34         0.64         (0.30)           --         (0.30)         --
  12/31/2002             11.60       0.55(c)         (0.32)        0.23         (0.54)           --         (0.54)         --
  12/31/2001(d)          11.52       0.65             0.09         0.74         (0.66)           --         (0.66)         --
  12/31/2000             11.52       0.70             0.02         0.72         (0.72)           --         (0.72)         --
  12/31/1999             12.37       0.72            (0.86)       (0.14)        (0.70)        (0.01)        (0.71)         --
   Class Y
  03/31/2005(k)          11.74       0.25(c)         (0.15)        0.09         (0.35)           --         (0.35)       0.00(g)
  09/30/2004             11.69       0.50(c)          0.13         0.63         (0.58)           --         (0.58)       0.00(g)
  09/30/2003(f)          11.33       0.41(c)          0.35         0.76         (0.40)           --         (0.40)         --
  12/31/2002             11.63       0.69(c)         (0.32)        0.37         (0.67)           --         (0.67)         --
  12/31/2001(d)          11.54       0.79             0.10         0.89         (0.80)           --         (0.80)         --
  12/31/2000             11.54       0.83             0.01         0.84         (0.84)           --         (0.84)         --
  12/31/1999             12.38       0.85            (0.86)       (0.01)        (0.82)        (0.01)        (0.83)         --
HIGH INCOME FUND*
   Class A
  03/31/2005(k)     $     4.82 $     0.16(c)    $     0.09   $     0.25    $    (0.16)   $       --    $    (0.16)       0.00(g)
  09/30/2004              4.65       0.33(c)          0.17         0.50         (0.33)           --         (0.33)       0.00(g)
  09/30/2003(f)           4.12       0.25(c)          0.53         0.78         (0.25)           --         (0.25)         --
  12/31/2002              4.94       0.39(c)         (0.82)       (0.43)        (0.39)           --         (0.39)         --
  12/31/2001(d)           6.21       0.66            (1.25)       (0.59)        (0.68)           --         (0.68)         --
  12/31/2000              8.30       0.86            (2.11)       (1.25)        (0.84)           --         (0.84)         --
  12/31/1999              8.86       0.89            (0.54)        0.35         (0.91)           --         (0.91)         --
   Class B
  03/31/2005(k)           4.83       0.15(c)          0.08         0.23         (0.15)           --         (0.15)       0.00(g)
  09/30/2004              4.65       0.30(c)          0.18         0.48         (0.30)           --         (0.30)       0.00(g)
  09/30/2003(f)           4.12       0.23(c)          0.53         0.76         (0.23)           --         (0.23)         --
  12/31/2002              4.95       0.36(c)         (0.83)       (0.47)        (0.36)           --         (0.36)         --
  12/31/2001(d)           6.22       0.62            (1.26)       (0.64)        (0.63)           --         (0.63)         --
  12/31/2000              8.30       0.81            (2.11)       (1.30)        (0.78)           --         (0.78)         --
  12/31/1999              8.85       0.82            (0.53)        0.29         (0.84)           --         (0.84)         --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For High Income Fund, the effect of this change was to decrease net investment income per share by $.01 for Class A and Class B and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A and 10.64% to 10.56% for Class B. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e)Amount is less than one tenth of one percent.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ----------------------------------------

Net asset                Net assets,            Expenses after
value, end     Total       end of               reimbursement/ Net investment Portfolio
    of        return     the period   Expenses      waiver         income     turnover
the period    (%) (a)      (000's)   (%) (b)(i)    (%) (b)        (%) (b)     rate (%)
---------- ---------     ----------- ---------- -------------- -------------- ---------
$    11.43       0.6(h)  $  109,329       1.23         1.15(j)        3.94           23
     11.69       5.3(h)     120,009       1.22         1.19(j)        4.05           69
     11.63       6.4        133,887       1.28          N/A           4.31           61
     11.28       2.8        147,647       1.18          N/A           5.65           65
     11.59       7.2        173,836       1.09          N/A           6.26           84
     11.52       7.4        174,969       1.04          N/A           7.03           83
     11.51      (0.3)       213,769       0.97          N/A           6.87           63
     11.44       0.2(h)     139,670       1.98         1.90(j)        3.19           23
     11.70       4.6(h)     148,556       1.97         1.94(j)        3.29           69
     11.62       5.8        161,317       2.03          N/A           3.55           61
     11.28       2.1        141,188       1.93          N/A           4.90           65
     11.59       6.5        127,520       1.84          N/A           5.49           84
     11.51       6.5        100,353       1.79          N/A           6.28           83
     11.51      (1.1)        89,213       1.72          N/A           6.12           63
     11.45       0.2(h)       6,044       1.98         1.90(j)        3.18           23
     11.71       4.6(h)       6,162       1.98         1.94(j)        3.30           69
     11.63       5.8          7,612       2.03          N/A           3.55           61
     11.29       2.1          9,024       1.93          N/A           4.90           65
     11.60       6.5         11,470       1.84          N/A           5.52           84
     11.52       6.5         12,541       1.79          N/A           6.28           83
     11.52      (1.1)        14,872       1.72          N/A           6.12           63
     11.48       0.8(h)      10,453       1.16         0.90(j)        4.19           23
     11.74       5.5(h)      10,941       0.98         0.94(j)        4.30           69
     11.69       6.9         17,889       0.73          N/A           4.85           61
     11.33       3.5         18,346       0.67          N/A           6.15           65
     11.63       7.8         17,351       0.67          N/A           6.68           84
     11.54       7.6         14,013       0.67          N/A           7.40           83
     11.54      (0.0)(e)     10,320       0.72          N/A           7.12           63
$     4.91       5.3     $   23,929       1.56          N/A           6.57           21
      4.82      11.1         24,641       1.65          N/A           6.97           51
      4.65      19.5         23,809       1.71          N/A           7.62           41
      4.12      (8.9)        22,454       1.58          N/A           8.85          114
      4.94     (10.7)        33,471       1.47          N/A          11.31           65
      6.21     (16.1)        46,960       1.36          N/A          11.47           60
      8.30       4.0         74,589       1.28          N/A          10.22           89
      4.91       4.6         15,645       2.31          N/A           5.84           21
      4.83      10.5         17,967       2.40          N/A           6.22           51
      4.65      18.8         23,405       2.46          N/A           6.89           41
      4.12      (9.7)        23,031       2.33          N/A           8.10          114
      4.95     (11.3)        34,713       2.22          N/A          10.56           65
      6.22     (16.6)        47,793       2.11          N/A          10.72           60
      8.30       3.3         70,218       2.03          N/A           9.47           89

(f)For the nine months ended September 30, 2003.
(g)Amount rounds to less than $0.01.
(h)Had certain expenses not been reduced during the period, total returns would have been lower.
(i)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2005, expenses in this table were presented net of such waivers and/or reimbursements.
(j)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expenses would have been higher.
(k)For the six months ended March 31, 2005 (unaudited).
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class B shares which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                          Income (loss) from investment operations:            Less distributions:
                                          ---------------------------------------   -----------------------------------------

                               Net asset
                                value,                    Net realized                Dividends    Distributions
                               beginning      Net        and unrealized Total from       from        from net
                                  of       investment    gain (loss) on investment  net investment   realized        Total
                                period       income       investments   operations      income     capital gains distributions
                               ---------- ----------     -------------- ----------  -------------- ------------- -------------
HIGH INCOME FUND* (continued)
   Class C
  03/31/2005(h)                $     4.83 $     0.14(c)    $     0.08   $     0.22    $    (0.14)   $       --    $    (0.14)
  09/30/2004                         4.65       0.30(c)          0.18         0.48         (0.30)           --         (0.30)
  09/30/2003(e)                      4.12       0.23(c)          0.53         0.76         (0.23)           --         (0.23)
  12/31/2002                         4.94       0.36(c)         (0.82)       (0.46)        (0.36)           --         (0.36)
  12/31/2001(d)                      6.22       0.61            (1.26)       (0.65)        (0.63)           --         (0.63)
  12/31/2000                         8.30       0.81            (2.11)       (1.30)        (0.78)           --         (0.78)
  12/31/1999                         8.85       0.82            (0.53)        0.29         (0.84)           --         (0.84)
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  03/31/2005(h)                $    11.30 $     0.14(c)    $    (0.16)  $    (0.02)   $    (0.16)   $       --    $    (0.16)
  09/30/2004                        11.51       0.30(c)         (0.09)        0.21         (0.42)           --         (0.42)
  09/30/2003(e)                     11.73       0.21(c)         (0.07)        0.14         (0.36)           --         (0.36)
  12/31/2002                        11.36       0.42(c)          0.49         0.91         (0.54)           --         (0.54)
  12/31/2001(d)                     11.16       0.51             0.25         0.76         (0.56)           --         (0.56)
  12/31/2000                        10.97       0.69             0.20         0.89         (0.70)           --         (0.70)
  12/31/1999                        11.70       0.66            (0.74)       (0.08)        (0.65)           --         (0.65)
   Class B
  03/31/2005(h)                     11.28       0.10(c)         (0.16)       (0.06)        (0.12)           --         (0.12)
  09/30/2004                        11.49       0.22(c)         (0.09)        0.13         (0.34)           --         (0.34)
  09/30/2003(e)                     11.71       0.15(c)         (0.06)        0.09         (0.31)           --         (0.31)
  12/31/2002                        11.34       0.35(c)          0.48         0.83         (0.46)           --         (0.46)
  12/31/2001(d)                     11.14       0.44             0.24         0.68         (0.48)           --         (0.48)
  12/31/2000                        10.95       0.62             0.20         0.82         (0.63)           --         (0.63)
  12/31/1999                        11.69       0.59            (0.75)       (0.16)        (0.58)           --         (0.58)
   Class C
  03/31/2005(h)                     11.30       0.10(c)         (0.17)       (0.07)        (0.12)           --         (0.12)
  09/30/2004                        11.50       0.22(c)         (0.08)        0.14         (0.34)           --         (0.34)
  09/30/2003(e)                     11.72       0.15(c)         (0.06)        0.09         (0.31)           --         (0.31)
  12/31/2002                        11.35       0.35(c)          0.48         0.83         (0.46)           --         (0.46)
  12/31/2001(d)                     11.15       0.44             0.24         0.68         (0.48)           --         (0.48)
  12/31/2000                        10.96       0.62             0.20         0.82         (0.63)           --         (0.63)
  12/31/1999                        11.70       0.59            (0.75)       (0.16)        (0.58)           --         (0.58)
   Class Y
  03/31/2005(h)                     11.34       0.14(c)         (0.15)       (0.01)        (0.17)           --         (0.17)
  09/30/2004                        11.55       0.32(c)         (0.09)        0.23         (0.44)           --         (0.44)
  09/30/2003(e)                     11.78       0.25(c)         (0.08)        0.17         (0.40)           --         (0.40)
  12/31/2002                        11.41       0.48(c)          0.48         0.96         (0.59)           --         (0.59)
  12/31/2001(d)                     11.20       0.56             0.26         0.82         (0.61)           --         (0.61)
  12/31/2000                        11.00       0.75             0.19         0.94         (0.74)           --         (0.74)
  12/31/1999                        11.73       0.70            (0.74)       (0.04)        (0.69)           --         (0.69)






                                Redemption
                                   fee
                               ----------
HIGH INCOME FUND* (continued)
   Class C
  03/31/2005(h)                $     0.00(f)
  09/30/2004                         0.00(f)
  09/30/2003(e)                        --
  12/31/2002                           --
  12/31/2001(d)                        --
  12/31/2000                           --
  12/31/1999                           --
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  03/31/2005(h)                $       --
  09/30/2004                           --
  09/30/2003(e)                        --
  12/31/2002                           --
  12/31/2001(d)                        --
  12/31/2000                           --
  12/31/1999                           --
   Class B
  03/31/2005(h)                        --
  09/30/2004                           --
  09/30/2003(e)                        --
  12/31/2002                           --
  12/31/2001(d)                        --
  12/31/2000                           --
  12/31/1999                           --
   Class C
  03/31/2005(h)                        --
  09/30/2004                           --
  09/30/2003(e)                        --
  12/31/2002                           --
  12/31/2001(d)                        --
  12/31/2000                           --
  12/31/1999                           --
   Class Y
  03/31/2005(h)                        --
  09/30/2004                           --
  09/30/2003(e)                        --
  12/31/2002                           --
  12/31/2001(d)                        --
  12/31/2000                           --
  12/31/1999                           --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, for High Income Fund was to decrease net investment income per share by $.01 for Class C and to decrease the ratio of net investment income to average net assets from 10.63% to 10.54% for Class C. For Limited Term Government and Agency Fund, the effect of this change was to decrease net investment income per share by $.04 for Class A, B, C, and Y and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A, 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C, and 5.34% to 4.98% for Class Y. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(e)For the nine months ended September 30, 2003.
(f)Amount rounds to less than $0.01.

                See accompanying notes to financial statements.

                                       Ratios to average net assets:
                                  ----------------------------------------

Net asset             Net assets,            Expenses after
value, end   Total      end of               reimbursement/ Net investment Portfolio
    of      return    the period   Expenses      waiver         income     turnover
the period  (%) (a)     (000's)   (%) (b)(g)    (%) (b)        (%) (b)     rate (%)
---------- ---------  ----------- ---------- -------------- -------------- ---------
$     4.91       4.6  $    2,867       2.31          N/A           5.81           21
      4.83      10.5       2,608       2.40          N/A           6.22           51
      4.65      18.8       2,858       2.46          N/A           6.89           41
      4.12      (9.5)      2,605       2.33          N/A           8.10          114
      4.94     (11.5)      4,153       2.22          N/A          10.54           65
      6.22     (16.6)      5,369       2.11          N/A          10.72           60
      8.30       3.3       9,138       2.03          N/A           9.47           89
$    11.12      (0.2) $  150,252       1.25          N/A           2.45           56
     11.30       1.9     106,701       1.32          N/A           2.60           80
     11.51       1.2     117,225       1.37          N/A           2.41           53
     11.73       8.2     106,013       1.35          N/A           3.66           88
     11.36       6.9     109,189       1.42          N/A           4.52          275
     11.16       8.3     118,833       1.40          N/A           6.18          384
     10.97      (0.7)    149,756       1.33          N/A           5.91          400
     11.10      (0.5)     17,421       2.00          N/A           1.70           56
     11.28       1.2      10,107       2.00          N/A           1.95           80
     11.49       0.7      14,637       2.02          N/A           1.77           53
     11.71       7.5      16,263       2.00          N/A           3.01           88
     11.34       6.2      14,317       2.07          N/A           3.85          275
     11.14       7.7      11,884       2.05          N/A           5.53          384
     10.95      (1.4)     14,601       1.98          N/A           5.26          400
     11.11      (0.6)      6,049       2.00          N/A           1.71           56
     11.30       1.3       6,949       2.00          N/A           1.94           80
     11.50       0.7       8,704       2.02          N/A           1.77           53
     11.72       7.5       8,079       2.00          N/A           3.01           88
     11.35       6.2       5,851       2.07          N/A           3.89          275
     11.15       7.7       6,617       2.05          N/A           5.53          384
     10.96      (1.4)      9,054       1.98          N/A           5.26          400
     11.16      (0.1)        501       1.67         1.21(i)        2.49           56
     11.34       2.1       4,233       1.13          N/A           2.82           80
     11.55       1.5       6,886       0.93          N/A           2.87           53
     11.78       8.6       8,529       0.88          N/A           4.14           88
     11.41       7.4       3,441       0.95          N/A           4.98          275
     11.20       8.8       3,254       0.95          N/A           6.63          384
     11.00      (0.3)      7,086       0.98          N/A           6.26          400

(g)Represents total expenses prior to waiver of a portion of the Fund's transfer agent expenses.
(h)For the six months ended March 31, 2005 (unaudited).
(i)IXIS Services waived a portion of its transfer agent fee during the period. Without this waiver, expenses would have been higher.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class C shares which were reorganized into Class C shares of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B, Class C and Class Y shares which were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                 Income (loss) from investment operations:
                                                 ---------------------------------------

                                   Net asset
                                    value,                       Net realized
                                   beginning         Net        and unrealized Total from
                                      of          investment    gain (loss) on investment
                                    period          income       investments   operations
                                   ----------    ----------     -------------- ----------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  03/31/2005(i)                    $    16.58    $     0.30(c)    $    (0.08)  $     0.22
  09/30/2004                            16.41          0.61             0.17         0.78
  09/30/2003(g)                         16.40          0.49             0.01         0.50
  12/31/2002                            15.82          0.67             0.59         1.26
  12/31/2001(d)                         16.06          0.75            (0.24)        0.51
  12/31/2000                            15.48          0.82             0.57         1.39
  12/31/1999                            17.02          0.82            (1.50)       (0.68)
   Class B
  03/31/2005(i)                         16.54          0.23(c)         (0.07)        0.16
  09/30/2004                            16.37          0.49             0.18         0.67
  09/30/2003(g)                         16.36          0.41             0.01         0.42
  12/31/2002                            15.78          0.57             0.58         1.15
  12/31/2001(d)                         16.03          0.64            (0.24)        0.40
  12/31/2000                            15.45          0.71             0.58         1.29
  12/31/1999                            16.98          0.71            (1.49)       (0.78)
MUNICIPAL INCOME FUND
   Class A
  03/31/2005(i)                    $     7.47    $     0.14(c)    $    (0.05)  $     0.09
  09/30/2004                             7.41          0.29             0.06         0.35
  09/30/2003(g)                          7.43          0.23            (0.02)        0.21
  12/31/2002                             7.25          0.34             0.18         0.52
  12/31/2001(d)                          7.39          0.36            (0.14)        0.22
  12/31/2000                             7.17          0.40             0.21         0.61
  12/31/1999                             7.76          0.39            (0.59)       (0.20)
   Class B
  03/31/2005(i)                          7.48          0.11(c)         (0.05)        0.06
  09/30/2004                             7.41          0.24             0.07         0.31
  09/30/2003(g)                          7.44          0.19            (0.03)        0.16
  12/31/2002                             7.25          0.29             0.19         0.48
  12/31/2001(d)                          7.39          0.31            (0.14)        0.17
  12/31/2000                             7.17          0.35             0.21         0.56
  12/31/1999                             7.76          0.33            (0.59)       (0.26)

                                              Less distributions:
                                   -----------------------------------------


                                     Dividends    Distributions
                                        from        from net
                                   net investment   realized        Total
                                       income     capital gains distributions
                                   -------------- ------------- -------------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  03/31/2005(i)                      $    (0.30)   $       --    $    (0.30)
  09/30/2004                              (0.61)           --         (0.61)
  09/30/2003(g)                           (0.49)           --         (0.49)
  12/31/2002                              (0.68)           --         (0.68)
  12/31/2001(d)                           (0.75)           --         (0.75)
  12/31/2000                              (0.81)           --         (0.81)
  12/31/1999                              (0.83)        (0.03)        (0.86)
   Class B
  03/31/2005(i)                           (0.23)           --         (0.23)
  09/30/2004                              (0.50)           --         (0.50)
  09/30/2003(g)                           (0.41)           --         (0.41)
  12/31/2002                              (0.57)           --         (0.57)
  12/31/2001(d)                           (0.65)           --         (0.65)
  12/31/2000                              (0.71)           --         (0.71)
  12/31/1999                              (0.72)        (0.03)        (0.75)
MUNICIPAL INCOME FUND
   Class A
  03/31/2005(i)                      $    (0.14)   $       --    $    (0.14)
  09/30/2004                              (0.29)           --         (0.29)
  09/30/2003(g)                           (0.23)           --         (0.23)
  12/31/2002                              (0.34)           --         (0.34)
  12/31/2001(d)                           (0.36)           --         (0.36)
  12/31/2000                              (0.39)           --         (0.39)
  12/31/1999                              (0.39)           --         (0.39)
   Class B
  03/31/2005(i)                           (0.11)           --         (0.11)
  09/30/2004                              (0.24)           --         (0.24)
  09/30/2003(g)                           (0.19)           --         (0.19)
  12/31/2002                              (0.29)           --         (0.29)
  12/31/2001(d)                           (0.31)           --         (0.31)
  12/31/2000                              (0.34)           --         (0.34)
  12/31/1999                              (0.33)           --         (0.33)

(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Massachusetts Tax Free Income Fund was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. For Municipal Income Fund, the effect of this change was to increase net investment income per share by $0.01 and to decrease net realized and unrealized gains and losses per share by $0.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to 4.14% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ----------------------------------------

Net asset                Net assets,            Expenses after
value, end     Total       end of               reimbursement/ Net investment Portfolio
    of        return     the period   Expenses      waiver         income     turnover
the period    (%) (a)      (000's)   (%) (b)(h)    (%) (b)        (%) (b)     rate (%)
---------- ---------     ----------- ---------- -------------- -------------- ---------
$    16.50       1.3     $   77,767       1.25          N/A           3.57            3
     16.58       4.9         81,427       1.33          N/A           3.74           21
     16.41       3.1         86,368       1.38          N/A           3.99            9
     16.40       8.1         92,053       1.34          N/A           4.19           33
     15.82       3.2(e)      89,376       1.35         1.33(f)        4.67           60
     16.06       9.3(e)      91,785       1.39         1.13(f)        5.24           68
     15.48      (4.1)(e)     97,270       1.31         1.00(f)        5.02           73
     16.47       1.0          4,053       2.00          N/A           2.82            3
     16.54       4.2          4,435       2.00          N/A           3.08           21
     16.37       2.6          6,185       2.03          N/A           3.34            9
     16.36       7.4          6,742       1.99          N/A           3.54           33
     15.78       2.5(e)       8,313       2.00         1.98(f)        4.03           60
     16.03       8.6(e)       8,715       2.04         1.78(f)        4.59           68
     15.45      (4.7)(e)      8,874       1.96         1.65(f)        4.37           73
$     7.42       1.2     $  106,473       1.11          N/A           3.64           19
      7.47       4.9        111,801       1.11          N/A           4.00           35
      7.41       2.9        126,906       1.10          N/A           4.14           42
      7.43       7.3        133,005       1.06          N/A           4.67           35
      7.25       3.0        137,852       1.07          N/A           4.89           80
      7.39       8.8        142,539       0.95          N/A           5.39          156
      7.17      (2.8)       152,829       0.93          N/A           5.13          137
      7.43       0.8          8,137       1.86          N/A           2.89           19
      7.48       4.2          9,087       1.86          N/A           3.25           35
      7.41       2.2         10,884       1.85          N/A           3.39           42
      7.44       6.7         12,326       1.81          N/A           3.92           33
      7.25       2.2         14,549       1.82          N/A           4.14           80
      7.39       8.0         14,520       1.70          N/A           4.64          156
      7.17      (3.5)        15,644       1.68          N/A           4.38          137


(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expenses would have been higher.
(g)For the nine months ended September 30, 2003.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement or a portion of the Fund's expenses. Prior to 2005, expenses in this table were presented net of such waivers and/or reimbursements.
(i)For the six months ended March 31, 2005 (unaudited).

For a share outstanding throughout each period.

                                   Income (loss) from investment operations:              Less distributions:
                                   ---------------------------------------     -----------------------------------------

                       Net asset
                        value,                     Net realized                  Dividends    Distributions
                       beginning       Net        and unrealized Total from         from        from net
                          of        investment    gain (loss) on investment    net investment   realized        Total
                        period        income       investments   operations        income     capital gains distributions
                       ----------  ----------     -------------- ----------    -------------- ------------- -------------
STRATEGIC INCOME FUND*
   Class A
  03/31/2005(l)        $    13.57  $     0.34(c)    $     0.44   $     0.77      $    (0.41)   $       --    $    (0.41)
  09/30/2004                12.57        0.75(c)          1.11         1.86           (0.86)           --         (0.86)
  09/30/2003(i)             10.72        0.57(c)          1.93         2.50           (0.65)           --         (0.65)
  12/31/2002                 9.88        0.75(c)          0.72         1.47           (0.63)           --         (0.63)
  12/31/2001(d)             10.80        0.91(c)         (0.92)       (0.01)          (0.91)           --         (0.91)
  12/31/2000                11.65        0.99(c)         (0.91)        0.08           (0.93)           --         (0.93)
  12/31/1999                11.37        1.03             0.31         1.34           (1.02)        (0.04)        (1.06)
   Class B
  03/31/2005(l)             13.60        0.29(c)          0.43         0.72           (0.35)           --         (0.35)
  09/30/2004                12.59        0.65(c)          1.10         1.75           (0.74)           --         (0.74)
  09/30/2003(i)             10.71        0.51(c)          1.92         2.43           (0.55)           --         (0.55)
  12/31/2002                 9.88        0.67(c)          0.73         1.40           (0.57)           --         (0.57)
  12/31/2001(d)             10.79        0.83(c)         (0.90)       (0.07)          (0.84)           --         (0.84)
  12/31/2000                11.65        0.90(c)         (0.91)       (0.01)          (0.85)           --         (0.85)
  12/31/1999                11.37        0.94             0.31         1.25           (0.93)        (0.04)        (0.97)
   Class C
  03/31/2005(l)             13.60        0.28(c)          0.44         0.72           (0.35)           --         (0.35)
  09/30/2004                12.58        0.64(c)          1.11         1.75           (0.73)           --         (0.73)
  09/30/2003(i)             10.70        0.50(c)          1.93         2.43           (0.55)           --         (0.55)
  12/31/2002                 9.87        0.67(c)          0.73         1.40           (0.57)           --         (0.57)
  12/31/2001(d)             10.78        0.83(c)         (0.91)       (0.08)          (0.83)           --         (0.83)
  12/31/2000                11.64        0.90(c)         (0.91)       (0.01)          (0.85)           --         (0.85)
  12/31/1999                11.36        0.94             0.31         1.25           (0.93)        (0.04)        (0.97)
   Class Y
  03/31/2005(l)             13.57        0.35(c)          0.43         0.78           (0.43)           --         (0.43)
  09/30/2004                12.58        0.78(c)          1.11         1.89           (0.90)           --         (0.90)
  09/30/2003(i)             10.74        0.60(c)          1.93         2.53           (0.69)           --         (0.69)
  12/31/2002                 9.90        0.80(c)          0.71         1.51           (0.67)           --         (0.67)
  12/31/2001(d)             10.81        0.94(c)         (0.92)        0.02           (0.93)           --         (0.93)
  12/31/2000                11.65        0.96(c)         (0.84)        0.12           (0.96)           --         (0.96)
  12/31/1999(h)             11.45        0.86            (0.56)        0.30           (0.10)           --         (0.10)






                        Redemption
                           fee
                       ----------
STRATEGIC INCOME FUND*
   Class A
  03/31/2005(l)        $     0.00(j)
  09/30/2004                 0.00(j)
  09/30/2003(i)                --
  12/31/2002                   --
  12/31/2001(d)                --
  12/31/2000                   --
  12/31/1999                   --
   Class B
  03/31/2005(l)              0.00(j)
  09/30/2004                 0.00(j)
  09/30/2003(i)                --
  12/31/2002                   --
  12/31/2001(d)                --
  12/31/2000                   --
  12/31/1999                   --
   Class C
  03/31/2005(l)              0.00(j)
  09/30/2004                 0.00(j)
  09/30/2003(i)                --
  12/31/2002                   --
  12/31/2001(d)                --
  12/31/2000                   --
  12/31/1999                   --
   Class Y
  03/31/2005(l)              0.00(j)
  09/30/2004                 0.00(j)
  09/30/2003(i)                --
  12/31/2002                   --
  12/31/2001(d)                --
  12/31/2000                   --
  12/31/1999(h)                --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. There was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A, 8.03% to 8.02% for Class B, and 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.
(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)The investment adviser waived a portion of its advisory fee during the period. Without this waiver, expenses would have been higher.
(g)Amount is less than $500.

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                      ----------------------------------------

Net asset                Net assets,             Expenses after
value, end    Total        end of                reimbursement/ Net investment Portfolio
    of       return      the period    Expenses      waiver         income     turnover
the period   (%) (a)       (000's)    (%) (b)(k)    (%) (b)        (%) (b)     rate (%)
---------- ---------    -----------   ---------- -------------- -------------- ---------
$    13.93       5.7    $  608,326         1.10          N/A           4.80            4
     13.57      15.2       343,586         1.23          N/A           5.66           28
     12.57      23.7(e)    140,576         1.31         1.28(f)        6.49           27
     10.72      15.5        92,303         1.33          N/A           7.38           30
      9.88      (0.1)       94,156         1.31          N/A           8.77           10
     10.80       0.7       116,986         1.24          N/A           8.73           13
     11.65      12.2       124,869         1.21          N/A           9.09           19
     13.97       5.3       136,829         1.85          N/A           4.09            4
     13.60      14.3       128,714         1.98          N/A           4.91           28
     12.59      23.0(e)    118,217         2.06         2.03(f)        5.73           27
     10.71      14.6        98,501         2.08          N/A           6.63           30
      9.88      (0.8)      102,159         2.06          N/A           8.02           10
     10.79      (0.2)      120,200         1.99          N/A           7.98           13
     11.65      11.3       127,723         1.96          N/A           8.34           19
     13.97       5.3       489,501         1.85          N/A           4.00            4
     13.60      14.3       255,705         1.98          N/A           4.87           28
     12.58      23.0(e)     66,394         2.06         2.03(f)        5.73           27
     10.70      14.7        27,727         2.08          N/A           6.63           30
      9.87      (0.8)       28,925         2.06          N/A           8.02           10
     10.78      (0.2)       37,208         1.99          N/A           7.98           13
     11.64      11.3        40,265         1.96          N/A           8.34           19
     13.92       5.8        28,386         0.88          N/A           5.01            4
     13.57      15.5(e)     10,833         1.08         1.00(f)        5.93           28
     12.58      24.0         2,193         0.97          N/A           6.83           27
     10.74      15.9         1,039         0.94          N/A           7.77           30
      9.90       0.3           445         0.93          N/A           9.10           10
     10.81       1.0           335         0.90          N/A           9.07           13
     11.65       2.7            --(g)      0.96          N/A           9.34           19

(h)For the period December 1, 1999 (inception) through December 31, 1999.
(i)For the nine months ended September 30, 2003.
(j)Amount rounds to less than $0.01.
(k)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses. Prior to 2005, expenses in this table were presented net of such waivers and/or reimbursements.
(l)For the six months ended March 31, 2005 (unaudited).
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A, Class B, Class C and Class Y shares, which were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                         NOTES TO FINANCIAL STATEMENTS

For the Six Months Ended March 31, 2005 (unaudited)

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain fixed income funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report.

CDC Nvest Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")

CDC Nvest Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund")
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. High Income Fund offers Class A, Class B, and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay higher ongoing Rule 12b-1 fees, than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amounts.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotation on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees.

Certain securities held by High Income and Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, a Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

For the Six Months Ended March 31, 2005 (unaudited)


b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as market discounts, premium amortization, wash sales, capital loss carryforwards, paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Funds' investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Funds' ability to dispose of the underlying securities.

g. Delayed Delivery Commitments. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian. For Core Plus Bond Fund and Limited Term Government and Agency Fund, see the Schedule of Investments for open forward commitments as of March 31, 2005.

3. Purchases and Sales of Securities. For the six months ended March 31, 2005, purchases and sales of securities (excluding short-term investments) were as follows:

                            U.S. Government/Agency      Other Securities
   -                        ----------------------      ----------------
   Fund                     Purchases      Sales     Purchases      Sales
   ----                     ---------      -----     ---------      -----
   Core Plus Bond Fund     $ 36,345,603 $45,944,891 $ 25,623,786 $25,426,583
   High Income Fund                  --          --    9,358,052  12,365,732
   Limited Term Government
     and Agency Fund        118,851,089  71,986,622           --          --
   Massachusetts Tax Free
     Income Fund                     --          --    2,684,605   6,264,826
   Municipal Income Fund             --          --   21,376,802  27,383,858
   Strategic Income Fund    237,316,075          --  320,359,672  38,617,344

For the Six Months Ended March 31, 2005 (unaudited)


4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                  Percentage of Average Daily Net Assets
-                           ---------------------------------------------------
                               First         Next         Next         Over
Fund                        $100 million $100 million $300 million $500 million
----                        ------------ ------------ ------------ ------------
Core Plus Bond Fund           0.2500%      0.1875%      0.1875%      0.1875%
High Income Fund              0.6000%      0.6000%      0.6000%      0.6000%
Limited Term Government and
  Agency Fund                 0.5000%      0.5000%      0.5000%      0.5000%
Massachusetts Tax Free
  Income Fund                 0.3000%      0.2500%      0.2500%      0.2500%
Municipal Income Fund         0.5000%      0.3750%      0.3750%      0.3750%
Strategic Income Fund         0.6500%      0.6500%      0.6000%      0.6000%

Prior to March 21, 2005, the management fee for Limited Term Government and Agency Fund was 0.57% on the first $200 million of the Fund's average daily net assets, 0.545% on the next $300 million and 0.52% on such assets in excess of $500 million.

For the six months ended March 31, 2005, the management fees for each Fund were as follows:

                                           Gross      Percentage of
                                         Management      Average
           Fund                             Fee     Daily Net Assets*
           ----                          ---------- -----------------
           Core Plus Bond Fund           $  293,768      0.210%
           High Income Fund                 137,110      0.600%
           Limited Term Government and
             Agency Fund                    356,566      0.564%
           Massachusetts Tax Free Income
             Fund                           124,606      0.300%
           Municipal Income Fund            282,625      0.481%
           Strategic Income Fund          2,981,664      0.610%

* Annualized

IXIS Asset Management Advisors, L.P. ("IXIS Advisors") formerly CDC IXIS Asset Management Advisers, L.P., serves as the advisory administrator to Core Plus Bond Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                Percentage of Average Daily Net Assets
   -                      ---------------------------------------------------
                             First         Next         Next         Over
   Fund                   $100 million $100 million $300 million $500 million
   ----                   ------------ ------------ ------------ ------------
   Core Plus Bond Fund      0.2500%      0.1875%      0.1875%      0.1875%
   Massachusetts Tax Free
     Income Fund            0.3000%      0.2500%      0.2500%      0.2500%

For the Six Months Ended March 31, 2005 (unaudited)


For the six months ended March 31, 2005, the advisory administration fees for each Fund were as follows:

                                   Gross Advisory   Percentage of
                                   Administration      Average
            Fund                        Fee       Daily Net Assets*
            ----                   -------------- -----------------
            Core Plus Bond Fund       $293,768         0.210%
            Massachusetts Tax Free
              Income Fund              124,607         0.300%

* Annualized

Loomis Sayles and IXIS Advisors are wholly-owned subsidiaries of IXIS Asset Management North America, L.P. ("IXIS North America"), formerly CDC IXIS Asset Management North America, L.P., which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly, or indirectly by three large affiliated French financial services entities: Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; Caisse Nationales des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as Caisse d'Epargne; and CNP Assurances, a large French life insurance company. Certain officers and directors of Loomis Sayles and IXIS Advisors are also Trustees of the Funds.

Management and advisory administration fees are presented in the Statement of Operations as management fees.

b. Accounting and Administrative Expense. During the period October 1, 2004 through December 31, 2004, IXIS Asset Management Services Company ("IXIS Services"), formerly CDC IXIS Asset Management Services, Inc., a wholly-owned subsidiary of IXIS North America, performed certain accounting and administrative services for the Funds and subcontracted with Investors Bank & Trust Company ("IBT") to serve as subadministrator. Pursuant to an agreement among the CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I (the "CDC Nvest Funds Trusts"), Loomis Sayles Funds I and Loomis Sayles Funds II (the "Loomis Sayles Funds Trusts") (collectively the "Trusts") and IXIS Services, each Fund paid IXIS Services its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

             (1)Percentage of Eligible Average Daily Net Assets

                         First       Next       Over
                       $5 billion $5 billion $10 billion
                       ---------- ---------- -----------
                        0.0675%    0.0625%     0.0500%

             or
             (2)Each Funds' pro rata portion, allocated based on the combined assets of the Trusts, of the annual aggregate minimum fee of $5 million.

Effective January 1, 2005, IXIS Asset Management Advisors, L.P. ("IXIS Advisors") assumed responsibility for providing accounting and administrative services to the Funds pursuant to the same fee structure. IBT continues to serve as subadministrator.

For the six months ended March 31, 2005, amounts paid to IXIS Services and IXIS Advisors for accounting and administrative expense were as follows:

                                               Accounting
                                                  And
                     Fund                    Administrative
                     ----                    --------------
                     Core Plus Bond Fund        $ 94,223
                     High Income Fund             14,609
                     Limited Term Government
                       and Agency Fund            42,311
                     Massachusetts Tax Free
                       Income Fund                27,560
                     Municipal Income Fund        39,405
                     Strategic Income Fund       318,487

For the Six Months Ended March 31, 2005 (unaudited)


c. Transfer Agent Fees. IXIS Services is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. During the period October 1, 2004 through December 31, 2004, Classes A, B and C paid service fees monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Bond Funds. Load Bond Funds consist of all bond funds in the CDC Nvest Funds Trusts, High Income Fund, Limited Term Government and Agency Fund, Municipal Income Fund, Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund.

                         First        Next        Over
                      $1.2 billion $5 billion $6.2 billion
                      ------------ ---------- ------------
                         0.142%      0.135%      0.130%

                Each class of shares is subject to a monthly class minimum of $1,500, allocated based on the combined assets of Class A, Class B, and Class C

             or

             (2)An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $1,502,993.

Class Y paid service fees monthly representing the higher amount based on the following calculations:

             (1)Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds - Class Y**.

                Class Y shares are subject to a monthly class minimum of $1,250.

             or

             (2)An allocated portion, based on eligible assets of an annual aggregate minimum fee of $650,000.

* No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds -- Class Y consist of all Funds with Class Y offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

Effective January 1, 2005, each Load Fixed Income Fund, for its Class A, B and C shares, pays fees to IXIS Services representing a pro rata portion of the greater of:

             (1)An aggregate annual minimum fee of approximately $1.7 million for all Load Fixed Income Funds;

             or

             (2)An annual account based fee of $25.25 for each open account and
                $2.00 for each closed account, aggregated for all Load Fixed Income Funds.

Each Load Fixed Income Fund, for its Class Y shares, pays fees to IXIS Services representing a pro rata portion of the greater of:

             (1)An aggregate annual minimum fee of approximately $1 million for all No Load Retail Funds and Load Funds Class Y;

             or

             (2)An annual account based fee of $25.44 for each open account in an Equity Fund, $25.25 for each open account in a Fixed Income Fund and $2.00 for each closed account, aggregated for all No Load Retail Funds and Load Funds Class Y.

Each class of shares is subject to a monthly class minimum of $1,500.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

For the Six Months Ended March 31, 2005 (unaudited)


IXIS Services and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the six months ended March 31, 2005, amounts paid to IXIS Services as compensation for its services as transfer agent were as follows:

                                                  Transfer Agent
               Fund                                    Fee
               ----                               --------------
               Core Plus Bond Fund                   $151,494
               High Income Fund                        45,441
               Limited Term Government
                 and Agency Fund                      103,292
               Massachusetts Tax Free Income Fund      50,909
               Municipal Income Fund                   64,243
               Strategic Income Fund                  437,076

IXIS Services waived a portion of its fees for Limited Term Government and Agency Fund Class Y in the amount of $4,425.

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), formerly CDC IXIS Asset Management Distributors, L.P., the Fund's distributor (a wholly-owned subsidiary of IXIS North America), a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2005, the Funds paid the following service and distribution fees:

                                           Service Fee                           Distribution Fee
-                           -----------------------------------------       --------------------------
Fund                           Class A          Class B          Class C      Class B       Class C
----                        -------------    -------------    ------------- ------------ -------------
Core Plus Bond Fund         $     145,986    $     182,759    $       7,753 $    548,276 $      23,258
High Income Fund                   31,755           21,689            3,686       65,066        11,057
Limited Term Government and
  Agency Fund                     135,203           12,249            8,148       36,746        24,445
Mass Tax Free Income Fund          98,571            5,268               --       15,804            --
Municipal Income Fund             136,170           10,693               --       32,080            --
Strategic Income Fund             574,008          168,550          454,858      505,650     1,364,573

Commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the six months ended March 31, 2005 were as follows:

                     Fund
                     ----
                     Core Plus Bond Fund         $   88,181
                     High Income Fund                34,503
                     Limited Term Government and
                       Agency Fund                   39,028
                     Massachusetts Tax Free
                       Income Fund                   14,591
                     Municipal Income Fund           24,854
                     Strategic Income Fund        1,481,597

For the Six Months Ended March 31, 2005 (unaudited)


e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Loomis Sayles, IXIS Advisors, IXIS Distributors, IXIS North America, IXIS Services or their affiliates. Each Trustee who is an independent Trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. The co-chairmen of the Board each receive an additional annual retainer of $25,000. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption fees. Shareholders of Class A shares of Core Plus Bond Fund, High Income Fund and Strategic Income Fund and shareholders of Class Y shares of Core Plus Bond Fund and Strategic Income Fund will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs of the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if you acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period beings with each purchase or exchange. These fees are broken out on the Statements of Changes in Net Assets.

g. Publishing Services. IXIS Services performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as part of shareholder reporting. For the six months ended March 31, 2005, amounts paid to IXIS Services as compensation for these services were as follows:

                                                  Publishing Services
          Fund                                           Fees
          ----                                    -------------------
          Core Plus Bond Fund                            $412
          High Income Fund                                 64
          Limited Term Government and Agency Fund          64
          Massachusetts Tax Free Income Fund              151
          Municipal Income Fund                            70
          Strategic Income Fund                            70

5. Line of Credit. High Income Fund and Strategic Income Fund, along with certain other portfolios, participate in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Interest is charged to each participating Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.45%. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the six months ended March 31, 2005.

6. Security Lending. Each Fund has entered into an agreement with IBT, as an agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2005, were as follows:

                                          Market Value of   Value of Collateral
 Fund                                    Securities on Loan      Received
 ----                                    ------------------ -------------------
 Core Plus Bond Fund                        $  4,919,602       $  5,040,121
 High Income Fund                              6,210,266          6,386,573
 Limited Term Government and Agency Fund      43,001,407         43,758,180
 Strategic Income Fund                       201,196,066        206,547,464

7. Contingent Expense Obligations. Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates under "Expiration of Waiver" below and will be reevaluated on an annual basis. For the six months ended March 31, 2005, certain class level expenses have been reimbursed as follows: Core Plus Bond Fund $124,578.

For the Six Months Ended March 31, 2005 (unaudited)


Loomis Sayles shall be permitted to recover expenses it has borne (whether through reduction of its management fee of otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

At March 31, 2005, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                    Expense Limit as a Percentage of Average                      Expenses Subject
                                           Daily Net Assets                                         to Possible
-                                   ---------------------------------------     Expiration         Reimbursement
Fund                                Class A    Class B   Class C   Class Y      of Waiver     Until September 30, 2005
----                                -------    -------   -------   -------   ---------------- ------------------------
Core Plus Bond Fund*                 1.15%      1.90%     1.90%     0.90%    January 31, 2006         $74,236
Massachusetts Tax Free Income Fund*  1.40%      2.05%       --        --     January 31, 2006              --
Strategic Income Fund                1.25%      2.00%     2.00%     1.00%    January 31, 2006           5,434

                                        Expenses Subject
                                          to Possible
-                                        Reimbursement
Fund                                Until September 30, 2006
----                                ------------------------
Core Plus Bond Fund*                        $124,578
Massachusetts Tax Free Income Fund*               --
Strategic Income Fund                             --

*The expense limits above account for advisory administration fees payable to IXIS Advisors. Loomis Sayles and IXIS Advisors have agreed to equally bear the waiver.

8. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At March 31, 2005, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: Colleges and Universities 31.4%, Water and Sewer 10.4%, and Hospital 10.1%. The Fund had investments in securities of issuers insured by American Municipal Bond assurance Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), and Municipal Bond Investors Assurance Corporation (MBIA) which aggregated to 14.2%, 7.3%, and 6.7% of its net assets, respectively, at March 31, 2005.

At March 31, 2005, Municipal Income Fund had more than 10% of its net assets invested in: New York 16.0%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

9. Acquisition of Assets. After the close of business on March 18, 2005, the Limited Term Government and Agency Fund (the "Fund") acquired all of the assets and liabilities of Loomis Sayles Government Securities Fund ("Government Securities Fund"), pursuant to a plan of reorganization approved by the shareholders of the Government Securities Fund on March 10, 2005. The acquisition was accomplished by a tax-free exchange of 4,449,445.112 Class A shares of the Fund for 4,190,454.806 shares of Government Securities Fund Class A, 834,916.727 Class B shares of the Fund for 783,996.906 shares of Government Securities Class B, and 356.134 Class Y shares of the Fund for 337.738 shares of Government Securities Class Y. Government Securities Fund net assets at that date of $58,846,725, including $237,787 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $116,337,680. The combined net assets of the Fund immediately following the acquisition were $175,184,405.

10. Subsequent Event. Effective May 1, 2005, the names of the CDC Nvest Funds Trusts changed as follows:

                Current Name                        New Name
       ------------------------------- ----------------------------------
       CDC Nvest Funds Trust I         IXIS Advisor Funds Trust I
       CDC Nvest Funds Trust II        IXIS Advisor Funds Trust II
       CDC Nvest Funds Trust III       IXIS Advisor Funds Trust III
       CDC Nvest Cash Management Trust IXIS Advisor Cash Management Trust
       CDC Nvest Companies Trust I     IXIS Advisor Funds Trust IV

For the Six Months Ended March 31, 2005 (unaudited)


11. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                           Six Months Ended
                                            March 31, 2005                         Year Ended
                                             (unaudited)                       September 30, 2004
                                 -----------------------------------  -----------------------------------
Core Plus Bond Fund                   Shares             Amount            Shares             Amount
-------------------              ----------------  -----------------  ----------------  -----------------
Class A
   Shares sold                            691,977  $       8,084,527         1,605,711  $      18,625,859
   Shares issued in
    connection with the
    reinvestment of:
    Dividends from net
     investment income                    227,830          2,655,362           399,777          4,638,774
                                 ----------------  -----------------  ----------------  -----------------
                                          919,807         10,739,889         2,005,488         23,264,633
   Shares repurchased                  (1,617,628)       (18,898,417)       (3,251,762)       (37,683,812)
                                 ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)               (697,821) $      (8,158,528)       (1,246,274) $     (14,419,179)
                                 ----------------  -----------------  ----------------  -----------------
Class B
   Shares sold                          1,635,801  $      19,111,500         3,593,650  $      41,729,759
   Shares issued in
    connection with the
    reinvestment of:
    Dividends from net
     investment income                     87,698          1,023,243           162,394          1,885,405
                                 ----------------  -----------------  ----------------  -----------------
                                        1,723,499         20,134,743         3,756,044         43,615,164
   Shares repurchased                  (2,211,166)       (25,818,301)       (4,934,717)       (57,311,673)
                                 ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)               (487,667) $      (5,683,558)       (1,178,673) $     (13,696,509)
                                 ----------------  -----------------  ----------------  -----------------
Class C
   Shares sold                             56,830  $         665,296            94,805  $       1,102,148
   Shares issued in
    connection with the
    reinvestment of:
    Dividends from net
     investment income                      7,617             88,910            13,177            153,074
                                 ----------------  -----------------  ----------------  -----------------
                                           64,447            754,206           107,982          1,255,222
   Shares repurchased                     (62,795)          (734,512)         (236,056)        (2,722,618)
                                 ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                  1,652  $          19,694          (128,074) $      (1,467,396)
                                 ----------------  -----------------  ----------------  -----------------
Class Y
   Shares sold                            117,229  $       1,375,700           330,962  $       3,859,687
   Shares issued in
    connection with the
    reinvestment of:
    Dividends from net
     investment income                     22,031            257,866            59,164            689,033
                                 ----------------  -----------------  ----------------  -----------------
                                          139,260          1,633,566           390,126          4,548,720
   Shares repurchased                    (160,159)        (1,876,948)         (989,193)       (11,485,471)
                                 ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                (20,899) $        (243,382)         (599,067) $      (6,936,751)
                                 ----------------  -----------------  ----------------  -----------------
   Increase (decrease)
    derived from capital
    shares transactions                (1,204,735) $     (14,065,774)       (3,152,088) $     (36,519,835)
                                 ================  =================  ================  =================

For the Six Months Ended March 31, 2005 (unaudited)


11. Capital Shares (continued).

                                                      Six Months Ended
                                                       March 31, 2005                         Year Ended
                                                        (unaudited)                       September 30, 2004
                                            -----------------------------------  -----------------------------------
High Income Fund                                 Shares             Amount            Shares             Amount
----------------                            ----------------  -----------------  ----------------  -----------------
Class A
   Shares sold                                       847,779  $       4,222,009         1,288,493  $       6,184,887
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income             102,065            509,192           229,520          1,097,920
                                            ----------------  -----------------  ----------------  -----------------
                                                     949,844          4,731,201         1,518,013          7,282,807
   Shares repurchased                             (1,183,263)        (5,912,615)       (1,529,706)        (7,301,820)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                          (233,419) $      (1,181,414)          (11,693) $         (19,013)
                                            ----------------  -----------------  ----------------  -----------------
Class B
   Shares sold                                        77,184  $         384,260           226,956  $       1,090,578
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income              43,954            219,549           117,713            563,684
                                            ----------------  -----------------  ----------------  -----------------
                                                     121,138            603,809           344,669          1,654,262
   Shares repurchased                               (658,177)        (3,299,176)       (1,651,156)        (7,900,417)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                          (537,039) $      (2,695,367)       (1,306,487) $      (6,246,155)
                                            ----------------  -----------------  ----------------  -----------------
Class C
   Shares sold                                       120,564  $         599,408            84,117  $         402,199
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income               8,477             42,352            16,780             80,318
                                            ----------------  -----------------  ----------------  -----------------
                                                     129,041            641,760           100,897            482,517
   Shares repurchased                                (85,517)          (432,367)         (174,710)          (834,207)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                            43,524  $         209,393           (73,813) $        (351,690)
                                            ----------------  -----------------  ----------------  -----------------
   Increase (decrease) derived from
    capital shares transactions                     (726,934) $      (3,667,388)       (1,391,993) $      (6,616,858)
                                            ================  =================  ================  =================

For the Six Months Ended March 31, 2005 (unaudited)


11. Capital Shares (continued).

                                                                            Six Months Ended
                                                                             March 31, 2005
                                                                              (unaudited)
                                                                  -----------------------------------
Limited Term Government and Agency Fund                                Shares             Amount
---------------------------------------                           ----------------  -----------------
Class A
   Shares sold                                                             598,532  $       6,737,910
   Shares issued--merger                                                 4,449,445         49,566,819
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                    88,888            998,099
                                                                  ----------------  -----------------
                                                                         5,136,865         57,302,828
   Shares repurchased                                                   (1,068,135)       (12,001,774)
                                                                  ----------------  -----------------
   Net increase (decrease)                                               4,068,730  $      45,301,054
                                                                  ----------------  -----------------
Class B
   Shares sold                                                              37,526  $         419,794
   Shares issued--merger                                                   834,917          9,275,925
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                     7,370             82,578
                                                                  ----------------  -----------------
                                                                           879,813          9,778,297
   Shares repurchased                                                     (205,886)        (2,308,872)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 673,927  $       7,469,425
                                                                  ----------------  -----------------
Class C
   Shares sold                                                              37,742  $         423,460
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                     3,776             42,385
                                                                  ----------------  -----------------
                                                                            41,518            465,845
   Shares repurchased                                                     (112,435)        (1,263,790)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                 (70,917) $        (797,945)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                               4,887  $          55,255
   Shares issued--merger                                                       356              3,981
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                     2,452             27,739
                                                                  ----------------  -----------------
                                                                             7,695             86,975
   Shares repurchased                                                     (335,998)        (3,803,216)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (328,303) $      (3,716,241)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions          4,343,437  $      48,256,293
                                                                  ================  =================

                                                                               Year Ended
                                                                           September 30, 2004
                                                                  -----------------------------------
Limited Term Government and Agency Fund                                Shares             Amount
---------------------------------------                           ----------------  -----------------
Class A
   Shares sold                                                           1,157,697  $      13,126,606
   Shares issued--merger                                                        --                 --
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                   239,161          2,713,978
                                                                  ----------------  -----------------
                                                                         1,396,858         15,840,584
   Shares repurchased                                                   (2,142,804)       (24,327,014)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (745,946) $      (8,486,430)
                                                                  ----------------  -----------------
Class B
   Shares sold                                                             134,092  $       1,517,724
   Shares issued--merger                                                        --                 --
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                    25,006            283,349
                                                                  ----------------  -----------------
                                                                           159,098          1,801,073
   Shares repurchased                                                     (537,206)        (6,100,694)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (378,108) $      (4,299,621)
                                                                  ----------------  -----------------
Class C
   Shares sold                                                             106,715  $       1,211,584
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                    12,725            144,384
                                                                  ----------------  -----------------
                                                                           119,440          1,355,968
   Shares repurchased                                                     (260,938)        (2,968,972)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (141,498) $      (1,613,004)
                                                                  ----------------  -----------------
Class Y
   Shares sold                                                              57,198  $         653,419
   Shares issued--merger                                                        --                 --
   Shares issued in connection with the reinvestment of:
    Dividends from net investment income                                    18,709            213,178
                                                                  ----------------  -----------------
                                                                            75,907            866,597
   Shares repurchased                                                     (298,779)        (3,409,632)
                                                                  ----------------  -----------------
   Net increase (decrease)                                                (222,872) $      (2,543,035)
                                                                  ----------------  -----------------
   Increase (decrease) derived from capital shares transactions         (1,488,424) $     (16,942,090)
                                                                  ================  =================

For the Six Months Ended March 31, 2005 (unaudited)


11. Capital Shares (continued).

                                                      Six Months Ended
                                                       March 31, 2005                         Year Ended
                                                        (unaudited)                       September 30, 2004
                                            -----------------------------------  -----------------------------------
Massachusetts Tax Free Income Fund               Shares             Amount            Shares             Amount
----------------------------------          ----------------  -----------------  ----------------  -----------------
Class A
   Shares sold                                        51,212  $         853,267            92,298  $       1,517,739
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income              62,094          1,031,859           138,812          2,281,926
                                            ----------------  -----------------  ----------------  -----------------
                                                     113,306          1,885,126           231,110          3,799,665
   Shares repurchased                               (312,166)        (5,176,202)         (583,207)        (9,546,927)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                          (198,860) $      (3,291,076)         (352,097) $      (5,747,262)
                                            ----------------  -----------------  ----------------  -----------------
Class B
   Shares sold                                         1,673  $          27,939             6,385  $         104,899
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income               2,305             38,226             5,985             98,181
                                            ----------------  -----------------  ----------------  -----------------
                                                       3,978             66,165            12,370            203,080
   Shares repurchased                                (25,898)          (429,291)         (122,073)        (2,004,356)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                           (21,920) $        (363,126)         (109,703) $      (1,801,276)
                                            ----------------  -----------------  ----------------  -----------------
   Increase (decrease) derived from
    capital shares transactions                     (220,780) $      (3,654,202)         (461,800) $      (7,548,538)
                                            ================  =================  ================  =================

For the Six Months Ended March 31, 2005 (unaudited)

11. Capital Shares (continued).

                                                      Six Months Ended
                                                       March 31, 2005                         Year Ended
                                                        (unaudited)                       September 30, 2004
                                            -----------------------------------  -----------------------------------
Municipal Income Fund                            Shares             Amount            Shares             Amount
---------------------                       ----------------  -----------------  ----------------  -----------------
Class A
   Shares sold                                       186,375  $       1,396,149           562,771  $       4,169,045
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income             178,427          1,334,519           431,284          3,197,822
                                            ----------------  -----------------  ----------------  -----------------
                                                     364,802          2,730,668           994,055          7,366,867
   Shares repurchased                               (973,208)        (7,285,715)       (3,170,451)       (23,420,778)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                          (608,406) $      (4,555,047)       (2,176,396) $     (16,053,911)
                                            ----------------  -----------------  ----------------  -----------------
Class B
   Shares sold                                        55,720  $         417,891           128,884  $         956,534
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income              10,174             76,193            27,197            201,837
                                            ----------------  -----------------  ----------------  -----------------
                                                      65,894            494,084           156,081          1,158,371
   Shares repurchased                               (185,034)        (1,389,822)         (409,784)        (3,040,646)
                                            ----------------  -----------------  ----------------  -----------------
   Net increase (decrease)                          (119,140) $        (895,738)         (253,703) $      (1,882,275)
                                            ----------------  -----------------  ----------------  -----------------
   Increase (decrease) derived from
    capital shares transactions                     (727,546) $      (5,450,785)       (2,430,099) $     (17,936,186)
                                            ================  =================  ================  =================

For the Six Months Ended March 31, 2005 (unaudited)

11. Capital Shares (continued).

                                                      Six Months Ended
                                                       March 31, 2005                         Year Ended
                                                        (unaudited)                       September 30, 2004
                                            -----------------------------------  -----------------------------------
Strategic Income Fund                            Shares             Amount            Shares               Amount
---------------------                       ----------------  -----------------  ----------------    -----------------
Class A
   Shares sold                                    21,537,213  $     303,193,019        18,605,688    $     246,707,247
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income             606,156          8,538,669           769,347           10,148,557
                                            ----------------  -----------------  ----------------    -----------------
                                                  22,143,369        311,731,688        19,375,035          256,855,804
   Shares repurchased                             (3,782,596)       (53,247,385)       (5,231,023)         (68,866,251)
                                            ----------------  -----------------  ----------------    -----------------
   Net increase (decrease)                        18,360,773  $     258,484,303        14,144,012    $     187,989,553
                                            ----------------  -----------------  ----------------    -----------------
Class B
   Shares sold                                     1,617,407  $      22,785,310         2,393,606    $      31,720,078
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income             140,266          1,981,848           330,396            4,369,393
                                            ----------------  -----------------  ----------------    -----------------
                                                   1,757,673         24,767,158         2,724,002           36,089,471
   Shares repurchased                             (1,427,008)       (20,113,600)       (2,654,105)         (34,998,138)
                                            ----------------  -----------------  ----------------    -----------------
   Net increase (decrease)                           330,665  $       4,653,558            69,897    $       1,091,333
                                            ----------------  -----------------  ----------------    -----------------
Class C
   Shares sold                                    17,343,919  $     244,858,053        14,515,841    $     193,058,623
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income             167,537          2,366,765           242,679            3,207,880
                                            ----------------  -----------------  ----------------    -----------------
                                                  17,511,456        247,224,818        14,758,520          196,266,503
   Shares repurchased                             (1,266,926)       (17,861,702)       (1,236,758)         (16,245,858)
                                            ----------------  -----------------  ----------------    -----------------
   Net increase (decrease)                        16,244,530  $     229,363,116        13,521,762    $     180,020,645
                                            ----------------  -----------------  ----------------    -----------------
Class Y
   Shares sold                                     1,313,377  $      18,470,619           850,431    $      11,206,980
   Shares issued in connection with the
    reinvestment of:
    Dividends from net investment income              12,444            175,307            14,335              188,666
                                            ----------------  -----------------  ----------------    -----------------
                                                   1,325,821         18,645,926           864,766           11,395,646
   Shares repurchased                                (85,815)        (1,206,361)         (240,560)          (3,177,333)
                                            ----------------  -----------------  ----------------    -----------------
   Net increase (decrease)                         1,240,006  $      17,439,565           624,206    $       8,218,313
                                            ----------------  -----------------  ----------------    -----------------
   Increase (decrease) derived from
    capital shares transactions                   36,175,974  $     509,940,542        28,359,877    $     377,319,844
                                            ================  =================  ================    =================

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust IIn this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

     (a)  (1) Not applicable

     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and a(2)(2), respectively

     (a)  (3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)(1) and (b)(2), respectively.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   IXIS Advisor Funds Trust II


                                   By: /s/ John T. Hailer
                                       -----------------------------------------
                                   Name: John T. Hailer
                                   Title: President and Chief Executive Officer
                                   Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                   By: /s/ John T. Hailer
                                       -----------------------------------------
                                   Name: John T. Hailer
                                   Title: President and Chief Executive Officer
                                   Date: May 23, 2005


                                   By: /s/ Michael C. Kardok
                                       -----------------------------------------
                                   Name: Michael C. Kardok
                                   Title: Treasurer
                                   Date: May 23, 2005